UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end:   August 31, 2013

Date of reporting period:   February 28, 2013

Item 1. Reports to Stockholders.

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI All Peru Capped Index Fund | EPU | NYSE Arca
➢	iShares MSCI China Index Fund | MCHI | NYSE Arca
➢	iShares MSCI Denmark Capped Investable Market Index Fund | EDEN | BATS
➢	iShares MSCI Emerging Markets Latin America Index Fund | EEML | NASDAQ
➢	iShares MSCI Finland Capped Investable Market Index Fund | EFNL | BATS
➢	iShares MSCI Indonesia Investable Market Index Fund | EIDO | NYSE Arca
➢	iShares MSCI Ireland Capped Investable Market Index Fund | EIRL | NYSE Arca
➢	iShares MSCI New Zealand Capped Investable Market Index Fund | ENZL | NYSE Arca
➢	iShares MSCI Norway Capped Investable Market Index Fund | ENOR | BATS
➢	iShares MSCI Philippines Investable Market Index Fund | EPHE | NYSE Arca
➢	iShares MSCI Poland Capped Investable Market Index Fund | EPOL | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.77%	6.28%	4.87%	19.67%	19.84%	20.47%	94.20%	95.23%	99.08%

Total returns for the period since inception are calculated from the inception date of the Fund (6/19/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/22/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI All Peru Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Peru Capped Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the performance of Peruvian equity securities as well as companies that are headquartered in Peru and have the majority of their operations based in Peru. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 10.18%, net of fees, while the total return for the Index was 10.27%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Basic Materials	41.95%
Financial	29.02
Industrial	8.68
Consumer Non-Cyclical	7.41
Utilities	5.68
Diversified	5.00
Energy	2.17
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Credicorp Ltd.	22.67%
Southern Copper Corp.	12.60
Compania de Minas Buenaventura SA SP ADR	9.50
Grana y Montero SAA	5.01
Alicorp SA	4.54
Volcan Compania Minera SAA Class B	4.34
Intergroup Financial Services Corp.	3.94
Hochschild Mining PLC	3.27
Ferreycorp SAA	3.22
Minsur SA	3.21

TOTAL	72.30%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI CHINA INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.34%	3.60%	4.01%	(0.70)%	(0.80)%	(0.13)%	(1.34)%	(1.53)%	(0.24)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/31/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI China Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China IndexSM (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities in the top 85% in market capitalization of Chinese equity markets, as represented by shares available to international investors. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 19.87%, net of fees, while the total return for the Index was 20.29%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	41.07%
Energy	17.77
Communications	16.33
Consumer Cyclical	6.99
Industrial	5.20
Consumer Non-Cyclical	5.10
Utilities	2.96
Basic Materials	2.90
Technology	0.94
Diversified	0.59
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

China Mobile Ltd.	9.17%
China Construction Bank Corp. Class H	8.24
Industrial and Commercial Bank of China Ltd. Class H	6.48
Bank of China Ltd. Class H	4.91
Tencent Holdings Ltd.	4.88
CNOOC Ltd.	4.84
PetroChina Co. Ltd. Class H	4.00
China Life Insurance Co. Ltd. Class H	3.10
China Petroleum & Chemical Corp. Class H	3.07
Ping An Insurance (Group) Co. of China Ltd. Class H	2.20

TOTAL	50.89%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI DENMARK CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.36%	18.59%	18.45%	30.82%	31.05%	30.88%	34.22%	34.48%	34.43%

Total returns for the period since inception are calculated from the inception date of the Fund (1/25/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Denmark Capped Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Denmark IMI 25/50 Index (the “Index”). The Index is designed to measure broad-based equity market performance in Denmark. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 18.18%, net of fees, while the total return for the Index was 18.09%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	48.18%
Industrial	21.97
Financial	16.37
Communications	6.27
Consumer Cyclical	3.58
Technology	1.62
Diversified	1.06
Basic Materials	0.89
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Novo Nordisk A/S Class B	22.40%
Danske Bank A/S	7.14
Carlsberg A/S Class B	6.43
A.P. Moeller-Maersk A/S Class B	6.02
Novozymes A/S Class B	4.65
Coloplast A/S Class B	4.42
DSV A/S	3.84
TDC A/S	3.16
GN Store Nord A/S	3.10
Christian Hansen Holding A/S	2.80

TOTAL	63.96%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.93)%	(8.58)%	(7.42)%	(1.07)%	(1.47)%	(0.53)%	(1.19)%	(1.63)%	(0.59)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/18/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/19/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Latin America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Latin America Index (the “Index”). The Index is designed to measure the equity market performance of emerging markets in Latin America and consists of issuers in the following five emerging market countries: Brazil, Chile, Colombia, Mexico, and Peru. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 8.84%, net of fees, while the total return for the Index was 9.28%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	23.85%
Consumer Non-Cyclical	20.64
Basic Materials	17.53
Energy	9.28
Communications	8.66
Consumer Cyclical	6.18
Utilities	5.69
Industrial	3.90
Diversified	3.47
Technology	0.34
Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

America Movil SAB de CV Series L (Mexico)	4.85%
Itau Unibanco Holding SA (Preferred) (Brazil)	4.75
Vale SA Class A (Preferred) (Brazil)	4.38
Companhia de Bebidas das Americas (Preferred) (Brazil)	4.22
Petroleo Brasileiro SA (Preferred) (Brazil)	4.19
Banco Bradesco SA (Preferred) (Brazil)	4.09
Vale SA (Brazil)	3.00
Fomento Economico Mexicano SAB de CV BD Units (Mexico)	2.67
Petroleo Brasileiro SA (Brazil)	2.60
Bancolombia SA SP ADR (Colombia)	2.45

TOTAL	37.20%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.22%	3.22%	2.55%	10.75%	10.61%	10.10%	11.84%	11.68%	11.16%

Total returns for the period since inception are calculated from the inception date of the Fund (1/25/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Finland Capped Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Finland IMI 25/50 Index (the “Index”). The Index is a custom index designed to measure broad-based equity market performance in Finland. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 23.60%, net of fees, while the total return for the Index was 23.69%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Industrial	30.13%
Financial	16.84
Communications	14.85
Basic Materials	13.01
Consumer Non-Cyclical	7.72
Consumer Cyclical	6.96
Utilities	6.31
Energy	1.90
Technology	1.79
Short-Term and Other Net Assets	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Sampo OYJ Class A	12.23%
Nokia OYJ	10.69
Kone OYJ Class B	9.79
Fortum OYJ	6.31
Wartsila OYJ Abp	5.48
UPM-Kymmene OYJ	4.64
Metso OYJ	4.49
Nokian Renkaat OYJ	4.45
Stora Enso OYJ Class R	3.40
Elisa OYJ	2.77

TOTAL	64.25%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.12%	15.15%	13.40%	15.17%	15.18%	15.73%	48.91%	48.94%	50.99%

Total returns for the period since inception are calculated from the inception date of the Fund (5/5/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Indonesia Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Indonesia Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities listed on stock exchanges in Indonesia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 19.96%, net of fees, while the total return for the Index was 20.34%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	36.06%
Consumer Non-Cyclical	14.43
Consumer Cyclical	14.38
Communications	13.49
Industrial	11.14
Energy	5.52
Utilities	3.90
Basic Materials	1.01
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

PT Astra International Tbk	11.97%
PT Bank Central Asia Tbk	10.08
PT Telekomunikasi Indonesia (Persero) Tbk	8.06
PT Bank Rakyat Indonesia (Persero) Tbk	7.80
PT Bank Mandiri (Persero) Tbk	6.98
PT Perusahaan Gas Negara (Persero) Tbk	3.90
PT Semen Gresik (Persero) Tbk	3.83
PT Unilever Indonesia Tbk	2.60
PT Bank Negara Indonesia (Persero) Tbk	2.55
PT Charoen Pokphand Indonesia Tbk	2.42

TOTAL	60.19%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.64%	22.64%	22.26%	7.88%	8.37%	8.65%	23.86%	25.45%	26.36%

Total returns for the period since inception are calculated from the inception date of the Fund (5/5/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Ireland Capped Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Ireland Investable Market 25/50 IndexSM (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities listed on stock exchanges in Ireland. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index For the six-month period ended February 28, 2013, the total return for the Fund was 27.86%, net of fees, while the total return for the Index was 28.86%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	35.54%
Industrial	30.84
Consumer Cyclical	21.15
Financial	7.81
Basic Materials	4.51
Energy	0.03
Communications	0.02
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

CRH PLC	22.80%
Kerry Group PLC Class A	14.24
Elan Corp. PLC	8.95
Glanbia PLC	4.62
Smurfit Kappa Group PLC	4.51
DCC PLC	4.44
Kingspan Group PLC	4.44
C&C Group PLC	4.41
Ryanair Holdings PLC SP ADR	4.39
Grafton Group PLC Units	4.39

TOTAL	77.19%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI NEW ZEALAND CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.05%	27.26%	26.28%	21.76%	21.51%	22.27%	63.43%	62.59%	65.21%

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand IMI 25/50 Index.

Total returns for the period since inception are calculated from the inception date of the Fund (9/1/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/2/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI New Zealand Capped Investable Market Index Fund (the “Fund”), formerly the iShares MSCI New Zealand Investable Market Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI New Zealand IMI 25/50 Index (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities listed on stock exchanges in New Zealand. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 20.42%, net of fees, while the total return for the Index was 20.62%*.

*

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand IMI 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets
Industrial	32.31%
Communications	25.25
Consumer Cyclical	10.17
Financial	9.91
Consumer Non-Cyclical	9.56
Utilities	8.70
Basic Materials	2.51
Energy	1.57
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
Fletcher Building Ltd.	18.61%
Telecom Corp. of New Zealand Ltd.	13.29
Auckland International Airport Ltd.	7.34
SKYCITY Entertainment Group Ltd.	6.72
Trade Me Ltd.	5.00
Contact Energy Ltd.	4.37
Ryman Healthcare Ltd.	4.36
Infratil Ltd.	4.33
Fisher & Paykel Healthcare Corp. Ltd.	4.32
Mainfreight Ltd.	3.83

TOTAL	72.17%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NORWAY CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.68%	3.86%	3.95%	16.53%	16.65%	16.81%	18.35%	18.48%	18.73%

Total returns for the period since inception are calculated from the inception date of the Fund (1/23/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/24/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Norway Capped Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (the “Index”). The Index is designed to measure broad-based equity market performance in Norway. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 9.25%, net of fees, while the total return for the Index was 9.47%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Energy	44.00%
Financial	14.68
Communications	12.72
Industrial	11.22
Basic Materials	7.45
Consumer Non-Cyclical	6.06
Consumer Cyclical	1.37
Technology	1.17
Diversified	0.93
Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Statoil ASA	18.57%
Telenor ASA	9.43
DNB ASA	9.02
Seadrill Ltd.	7.78
Subsea 7 SA	4.45
Yara International ASA	4.36
Orkla ASA	4.28
Norsk Hydro ASA	3.09
TGS-NOPEC Geophysical Co. ASA	3.05
Petroleum Geo-Services ASA	2.64

TOTAL	66.67%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
48.45%	49.13%	49.66%	23.01%	22.79%	23.21%	65.09%	64.38%	65.81%

Total returns for the period since inception are calculated from the inception date of the Fund (9/28/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and 1-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/29/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Philippines Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Philippines Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of the Philippine equity markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 37.08%, net of fees, while the total return for the Index was 37.62%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	38.50%
Consumer Cyclical	16.39
Diversified	15.20
Utilities	10.05
Communications	8.51
Consumer Non-Cyclical	7.04
Industrial	2.05
Basic Materials	1.74
Energy	0.55
Short-Term and Other Net Assets, Less Liabilities	(0.03)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

SM Investments Corp.	10.94%
Ayala Land Inc.	8.46
BDO Unibank Inc.	6.81
SM Prime Holdings Inc.	6.34
Philippine Long Distance Telephone Co.	6.06
Aboitiz Equity Ventures Inc.	5.44
Ayala Corp.	4.96
Universal Robina Corp.	3.98
Bank of the Philippine Islands	3.62
Aboitiz Power Corp.	3.40

TOTAL	60.01%

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI POLAND CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.85%	6.11%	7.17%	8.79%	8.60%	9.05%	26.23%	25.63%	27.08%

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland IMI 25/50 Index.

Total returns for the period since inception are calculated from the inception date of the Fund (5/25/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Poland Capped Investable Market Index Fund (the “Fund”), formerly the iShares MSCI Poland Investable Market Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Poland IMI 25/50 Index (the “Index”). The Index is a free-float adjusted market capitalization-weighted index designed to measure the performance of equity securities listed on stock exchanges in Poland. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 13.77%, net of fees, while the total return for the Index was 14.16%*.

*

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland IMI 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	41.70%
Energy	17.42
Basic Materials	15.89
Utilities	8.59
Communications	7.30
Consumer Non-Cyclical	5.18
Industrial	1.94
Technology	1.87
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Powszechna Kasa Oszczednosci Bank Polski SA	12.02%
KGHM Polska Miedz SA	10.69
Powszechny Zaklad Ubezpieczen SA	9.39
Bank Pekao SA	8.67
Polski Koncern Naftowy Orlen SA	6.24
Polskie Gornictwo Naftowe i Gazownictwo SA	4.72
Polska Grupa Energetyczna SA	4.70
BRE Bank SA	2.89
Telekomunikacja Polska SA	2.81
Tauron Polska Energia SA	2.68

TOTAL	64.81%

FUND PERFORMANCE OVERVIEWS	15

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
All Peru Capped
Actual	$1,000.00	$1,101.80	0.51%	$2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
China
Actual	1,000.00	1,198.70	0.60	3.27
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01
Denmark Capped Investable Market
Actual	1,000.00	1,181.80	0.53	2.87
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Emerging Markets Latin America
Actual	1,000.00	1,088.40	0.49	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Finland Capped Investable Market
Actual	$1,000.00	$1,236.00	0.53%	$2.94
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Indonesia Investable Market
Actual	1,000.00	1,199.60	0.60	3.27
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01
Ireland Capped Investable Market
Actual	1,000.00	1,278.60	0.51	2.88
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
New Zealand Capped Investable Market
Actual	1,000.00	1,204.20	0.51	2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Norway Capped Investable Market
Actual	1,000.00	1,092.50	0.53	2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Philippines Investable Market
Actual	1,000.00	1,370.80	0.60	3.53
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01
Poland Capped Investable Market
Actual	1,000.00	1,137.70	0.60	3.18
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.91%

AGRICULTURE — 1.13%
Casa Grande SAA	1,334,658	$6,101,885

		6,101,885
BANKS — 25.08%
BBVA Banco Continental SA	4,649,131	12,969,292
Credicorp Ltd.	813,616	122,026,128

		134,995,420
BUILDING MATERIALS — 5.46%
Cementos Pacasmayo SAA	5,765,202	15,725,309
Union Andina de Cementos SAA	9,674,945	13,682,119

		29,407,428
DIVERSIFIED FINANCIAL SERVICES — 3.94%
Intergroup Financial Services Corp.	537,671	21,205,744

		21,205,744
ELECTRIC — 5.68%
Edegel SA	11,617,405	11,927,983
Empresa de Distribucion Electrica de Lima Norte SA	3,725,665	7,361,833
Luz del Sur SAA	3,152,039	11,284,324

		30,574,140
FOOD — 6.28%
Alicorp SA	7,007,557	24,435,495
Copeinca ASA	922,789	9,354,171

		33,789,666
HOLDING COMPANIES — DIVERSIFIED — 5.01%
Grana y Montero SAA	6,091,105	26,950,957

		26,950,957
IRON & STEEL — 1.00%
Corporacion Aceros Arequipa SA	16,039,273	5,406,496

		5,406,496
MACHINERY — 3.22%
Ferreycorp SAA	16,011,076	17,307,595

		17,307,595
MINING — 40.94%
Compania de Minas Buenaventura SA SP ADR	1,996,283	51,144,770
Compania Minera Atacocha SA Class Ba	40,308,455	3,591,997

Security	Shares	Value

Compania Minera Milpo SA	8,986,167	$9,574,568
Hochschild Mining PLC	2,986,587	17,599,013
Minsur SA	18,651,713	17,271,443
Rio Alto Mining Ltd.[a]	3,230,605	15,151,537
Sociedad Minera Cerro Verde SAa	424,400	14,429,600
Sociedad Minera el Brocal SA	33,530	428,706
Southern Copper Corp.	1,795,457	67,850,320
Volcan Compania Minera SAA Class B	25,226,916	23,360,066

		220,402,020
OIL & GAS — 2.17%
Maple Energy PLC[a]	5,639,400	5,413,824
Refineria la Pampilla SA	24,548,019	6,277,293

		11,691,117

TOTAL COMMON STOCKS
(Cost: $569,022,728)		537,832,468

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b],[c]	565,479	565,479

		565,479

TOTAL SHORT-TERM INVESTMENTS
(Cost: $565,479)		565,479

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $569,588,207)		538,397,947
Other Assets, Less Liabilities — (0.02)%		(88,630)

NET ASSETS — 100.00%		$538,309,317

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 0.12%
AviChina Industry & Technology Co. Ltd. Class H	3,232,000	$1,483,706

		1,483,706
AGRICULTURE — 0.17%
China Agri-Industries Holdings Ltd.	3,766,900	2,142,147

		2,142,147
AIRLINES — 0.34%
Air China Ltd. Class H	3,228,000	2,614,085
China Southern Airlines Co. Ltd. Class H	3,234,000	1,784,886

		4,398,971
AUTO MANUFACTURERS — 2.56%
Brilliance China Automotive Holdings Ltd.[a]	4,304,000	5,938,581
BYD Co. Ltd. Class Ha	942,000	3,340,490
Dah Chong Hong Holdings Ltd.	1,350,000	1,387,454
Dongfeng Motor Group Co. Ltd. Class H	4,842,000	7,092,996
Geely Automobile Holdings Ltd.[b]	8,070,000	4,443,529
Great Wall Motor Co. Ltd. Class H	1,883,000	7,369,459
Guangzhou Automobile Group Co. Ltd. Class H	3,768,000	3,138,846

		32,711,355
AUTO PARTS & EQUIPMENT — 0.24%
Weichai Power Co. Ltd. Class Hb	807,000	3,059,479

		3,059,479
BANKS — 25.13%
Agricultural Bank of China Ltd. Class H	37,929,000	19,564,015
Bank of China Ltd. Class H	132,886,000	62,717,236
Bank of Communications Co. Ltd. Class H	15,333,200	12,140,254
China CITIC Bank Corp. Ltd. Class H	13,181,800	8,465,072
China Construction Bank Corp. Class H	127,506,000	105,229,424
China Merchants Bank Co. Ltd. Class H	6,859,500	14,878,017
China Minsheng Banking Corp. Ltd. Class H	9,146,000	12,737,422

Security	Shares	Value

Chongqing Rural Commercial Bank Co. Ltd. Class H	4,304,000	$2,414,283
Industrial and Commercial Bank of China Ltd. Class H	115,132,000	82,694,732

		320,840,455
BEVERAGES — 0.26%
Tsingtao Brewery Co. Ltd. Class H	538,000	3,368,202

		3,368,202
BUILDING MATERIALS — 1.68%
Anhui Conch Cement Co. Ltd. Class H	2,152,000	7,867,232
BBMG Corp. Class H	2,017,500	1,776,891
China National Building Material Co. Ltd. Class H	4,842,000	7,392,700
China Resources Cement Holdings Ltd.[b]	3,234,000	2,051,784
China Shanshui Cement Group Ltd.	3,228,000	2,310,219

		21,398,826
CHEMICALS — 0.87%
China BlueChemical Ltd. Class H	3,234,000	2,072,636
Huabao International Holdings Ltd.[b]	3,497,000	1,952,586
Kingboard Chemical Holdings Co. Ltd.	1,076,000	3,281,482
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,304,000	1,887,025
Yingde Gases Group Co. Ltd.	1,614,000	1,889,801

		11,083,530
COAL — 3.41%
China Coal Energy Co. Class H	7,263,000	7,202,263
China Shenhua Energy Co. Ltd. Class H	6,052,500	22,946,092
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,043,887	6,001,306
Shougang Fushan Resources Group Ltd.[b]	5,380,000	2,372,657
Yanzhou Coal Mining Co. Ltd. Class H	3,228,000	5,003,393

		43,525,711
COMMERCIAL SERVICES — 0.35%
Jiangsu Expressway Co. Ltd. Class H	2,152,000	2,175,629

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

February 28, 2013

Security	Shares	Value

Zhejiang Expressway Co. Ltd. Class H	2,700,000	$2,266,582

		4,442,211
COMPUTERS — 0.94%
Lenovo Group Ltd.[b]	10,760,000	12,015,913

		12,015,913
DIVERSIFIED FINANCIAL SERVICES — 1.34%
China Everbright Ltd.[b]	1,616,000	3,000,754
CITIC Securities Co. Ltd. Class Hb	1,883,000	4,749,477
COSCO Pacific Ltd.	2,690,000	4,308,246
Far East Horizon Ltd.[b]	2,421,000	1,782,615
Haitong Securities Co. Ltd. Class Ha	1,936,800	3,261,779

		17,102,871
ELECTRIC — 1.34%
China Resources Power Holdings Co. Ltd.	3,228,000	8,720,555
Datang International Power Generation Co. Ltd. Class H	5,380,000	2,337,969
Huaneng Power International Inc. Class H	5,918,000	6,089,820

		17,148,344
ELECTRICAL COMPONENTS & EQUIPMENT — 0.30%
Dongfang Electric Corp. Ltd. Class Hb	591,800	1,112,651
Zhuzhou CSR Times Electric Co. Ltd. Class H	808,000	2,672,547

		3,785,198
ENERGY — ALTERNATE SOURCES — 0.63%
China Longyuan Power Group Corp. Ltd. Class H	4,842,000	4,414,391
GCL-Poly Energy Holdings Ltd.[b]	13,721,000	3,662,543

		8,076,934
ENGINEERING & CONSTRUCTION — 1.72%
Beijing Capital International Airport Co. Ltd. Class H	3,234,000	2,543,879
China Communications Construction Co. Ltd. Class H	7,801,000	7,383,681
China Railway Construction Corp. Ltd. Class H	3,497,000	3,666,172
China Railway Group Ltd. Class H	6,994,000	3,796,945

Security	Shares	Value

China State Construction International Holdings Ltd.	3,228,000	$4,528,861

		21,919,538
FOOD — 2.55%
China Foods Ltd.	1,614,000	1,063,533
China Mengniu Dairy Co. Ltd.[b]	2,152,000	6,007,957
Tingyi (Cayman Islands) Holding Corp.[b]	3,228,000	8,470,802
Uni-President China Holdings Ltd.[b]	1,884,000	2,320,122
Want Want China Holdings Ltd.[b]	10,491,000	14,718,799

		32,581,213
FOREST PRODUCTS & PAPER — 0.41%
Lee & Man Paper Manufacturing Ltd.[b]	3,228,000	2,418,445
Nine Dragons Paper (Holdings) Ltd.	2,959,000	2,815,970

		5,234,415
GAS — 1.33%
Beijing Enterprises Holdings Ltd.	941,500	7,199,488
China Resources Gas Group Ltd.	1,614,000	3,742,138
ENN Energy Holdings Ltd.	1,196,000	6,007,105

		16,948,731
HEALTH CARE — PRODUCTS — 1.31%
Hengan International Group Co. Ltd.[b]	1,345,000	13,649,716
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,232,000	3,004,922

		16,654,638
HOLDING COMPANIES — DIVERSIFIED — 0.59%
China Merchants Holdings (International) Co. Ltd.[b]	2,152,000	7,464,851

		7,464,851
HOME FURNISHINGS — 0.23%
Haier Electronics Group Co. Ltd.[a,b]	1,614,000	2,913,789

		2,913,789
INSURANCE — 8.05%
China Life Insurance Co. Ltd. Class H	13,181,000	39,603,255
China Pacific Insurance (Group) Co. Ltd. Class H	4,680,600	17,262,121
China Taiping Insurance Holdings Co. Ltd.[a]	1,506,400	3,007,031

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

February 28, 2013

Security	Shares	Value

New China Life Insurance Co. Ltd. Class H	1,022,200	$3,987,382
People’s Insurance Co. Group of China Ltd. Class Ha	6,451,000	3,784,993
PICC Property and Casualty Co. Ltd. Class H	4,843,200	6,957,355
Ping An Insurance (Group) Co. of China Ltd. Class H	3,362,500	28,140,615

		102,742,752
INTERNET — 4.88%
Tencent Holdings Ltd.	1,802,300	62,332,200

		62,332,200
IRON & STEEL — 0.37%
Angang Steel Co. Ltd. Class Ha,b	2,152,000	1,448,569
CITIC Pacific Ltd.[b]	2,152,000	3,307,845

		4,756,414
MACHINERY — 0.63%
CSR Corp Ltd. Class H	3,497,000	2,863,492
Shanghai Electric Group Co. Ltd. Class H	4,842,000	1,966,808
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	2,423,160	3,199,695

		8,029,995
MANUFACTURING — 0.32%
China International Marine Containers (Group) Co. Ltd. Class Ha	1,091,600	2,283,184
Fosun International Ltd.	2,824,500	1,839,330

		4,122,514
MINING — 1.25%
Aluminum Corp. of China Ltd. Class Ha,b	6,994,000	3,021,322
Jiangxi Copper Co. Ltd. Class H	2,421,000	5,800,522
MMG Ltd.[a]	3,232,000	1,429,526
Zhaojin Mining Industry Co. Ltd. Class H	1,479,500	1,949,811
Zijin Mining Group Co. Ltd. Class H	10,760,000	3,704,675

		15,905,856
OIL & GAS — 12.87%
China Petroleum & Chemical Corp. Class H	34,432,000	39,161,330

Security	Shares	Value

CNOOC Ltd.	31,473,000	$61,851,425
Kunlun Energy Co. Ltd.[b]	5,918,000	12,271,216
PetroChina Co. Ltd. Class H	37,122,000	51,028,778

		164,312,749
OIL & GAS SERVICES — 0.45%
China Oilfield Services Ltd. Class H	2,690,000	5,709,640

		5,709,640
PHARMACEUTICALS — 0.46%
Sihuan Pharmaceutical Holdings Group Ltd.[b]	3,228,000	1,498,520
Sinopharm Group Co. Ltd. Class Hb	1,398,800	4,419,248

		5,917,768
PIPELINES — 0.41%
China Gas Holdings Ltd.[b]	5,380,000	5,237,883

		5,237,883
REAL ESTATE — 6.55%
Agile Property Holdings Ltd.	2,690,000	3,475,734
China Overseas Land & Investment Ltd.[b]	6,994,000	21,239,444
China Resources Land Ltd.[b]	3,766,000	10,999,555
China Vanke Co. Ltd. Class B	2,181,231	4,430,052
Country Garden Holdings Co. Ltd.[a]	8,070,870	4,142,190
Evergrande Real Estate Group Ltd.[b]	11,298,000	5,579,907
Franshion Properties (China) Ltd.[b]	5,918,000	2,090,991
Greentown China Holdings Ltd.[a]	1,076,000	2,078,503
Guangzhou R&F Properties Co. Ltd. Class H	1,614,000	2,738,962
Longfor Properties Co. Ltd.	2,421,000	4,289,514
Poly Property Group Co. Ltd.[a]	3,497,000	2,498,228
Shanghai Industrial Holdings Ltd.[b]	1,076,000	3,510,422
Shimao Property Holdings Ltd.	2,421,000	4,870,191
Shui On Land Ltd.	4,707,500	2,179,272
Sino-Ocean Land Holdings Ltd.[b]	5,111,000	3,532,623
SOHO China Ltd.	3,631,500	2,823,774
Yuexiu Property Co. Ltd.	9,146,000	3,160,768

		83,640,130
RETAIL — 3.61%
Anta Sports Products Ltd.[b]	1,617,000	1,530,498
Belle International Holdings Ltd.	8,070,000	14,860,326
Bosideng International Holdings Ltd.	4,842,000	1,498,520
China Resources Enterprise Ltd.[b]	2,152,000	6,993,095

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

February 28, 2013

Security	Shares	Value

Daphne International Holdings Ltd.[b]	1,616,000	$1,944,239
Golden Eagle Retail Group Ltd.[b]	1,076,000	2,208,930
GOME Electrical Appliances Holdings Ltd.[a,b]	18,023,000	1,998,721
Intime Department Store Group Co. Ltd.[b]	1,748,500	2,144,237
Parkson Retail Group Ltd.[b]	2,421,000	1,573,446
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,076,000	2,317,156
Sun Art Retail Group Ltd.	4,169,500	5,806,766
Wumart Stores Inc. Class H	808,000	1,583,731
Zhongsheng Group Holdings Ltd.[b]	1,076,000	1,665,023

		46,124,688
TELECOMMUNICATIONS — 11.45%
China Communications Services Corp. Ltd. Class H	4,304,800	2,692,287
China Mobile Ltd.	10,625,500	117,081,436
China Telecom Corp. Ltd. Class H	24,748,000	12,828,999
China Unicom (Hong Kong) Ltd.	8,070,000	11,634,345
ZTE Corp. Class Hb	1,129,800	1,928,928

		146,165,995
TRANSPORTATION — 0.44%
China COSCO Holdings Co. Ltd. Class Ha,b	4,573,000	2,453,133
China Shipping Container Lines Co. Ltd. Class Ha,b	6,725,000	1,994,559
China Shipping Development Co. Ltd. Class H	2,152,000	1,198,816

		5,646,508
WATER — 0.29%
Guangdong Investment Ltd.[b]	4,304,000	3,701,900

		3,701,900

TOTAL COMMON STOCKS
(Cost: $1,229,433,976)		1,274,648,020

SHORT-TERM INVESTMENTS — 3.93%

MONEY MARKET FUNDS — 3.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	45,427,469	45,427,469

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	3,289,099	$3,289,099
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	1,480,331	1,480,331

		50,196,899

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,196,899)		50,196,899

TOTAL INVESTMENTS IN SECURITIES — 103.78%
(Cost: $1,279,630,875)		1,324,844,919
Other Assets, Less Liabilities — (3.78)%		(48,245,964)

NET ASSETS — 100.00%		$1,276,598,955

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

AGRICULTURE — 0.89%
United International Enterprises Ltd.	176	$30,861

		30,861
APPAREL — 0.86%
IC Companys A/S	1,324	29,716

		29,716
BANKS — 10.68%
Danske Bank A/Sa	13,252	247,008
Jyske Bank A/S Registered[a]	2,048	68,195
Sydbank A/Sa	2,678	54,424

		369,627
BEVERAGES — 7.84%
Carlsberg A/S Class B	2,160	222,325
Royal Unibrew A/S	528	48,791

		271,116
BIOTECHNOLOGY — 6.74%
Bavarian Nordic A/Sa	2,620	23,430
Genmab A/Sa	2,710	48,897
Novozymes A/S Class B	4,604	160,732

		233,059
BUILDING MATERIALS — 1.43%
Rockwool International A/S Class B	398	49,515

		49,515
CHEMICALS — 0.89%
Auriga Industries A/S Class Ba	1,576	30,674

		30,674
ELECTRICAL COMPONENTS & EQUIPMENT — 2.14%
Solar Holdings A/S Class B	446	19,942
Vestas Wind Systems A/Sa,b	7,554	54,042

		73,984
FOOD — 3.26%
Christian Hansen Holding A/S	2,674	96,823
East Asiatic Co. Ltd. A/S	950	15,908

		112,731
HEALTH CARE — PRODUCTS — 6.14%
Coloplast A/S Class B	2,928	152,946
William Demant Holding A/Sa	742	59,407

		212,353

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 1.06%
Schouw & Co. A/S	1,240	$36,746

		36,746
HOME FURNISHINGS — 0.72%
Bang & Olufsen A/S Class Ba	2,182	25,061

		25,061
INSURANCE — 5.69%
Alm. Brand A/Sa	11,960	37,539
Topdanmark A/Sa	374	86,237
TrygVesta A/S	906	73,125

		196,901
MACHINERY — 2.74%
FLSmidth & Co. A/S	1,384	94,645

		94,645
MANUFACTURING — 1.27%
NKT Holding A/S	1,092	44,002

		44,002
PHARMACEUTICALS — 23.32%
ALK-Abello A/S	444	31,842
Novo Nordisk A/S Class B	4,432	775,192

		807,034
RETAIL — 2.00%
Pandora A/S	2,582	69,134

		69,134
SOFTWARE — 1.62%
SimCorp A/S	218	56,115

		56,115
TELECOMMUNICATIONS — 6.26%
GN Store Nord A/S	5,982	107,200
TDC A/S	14,532	109,570

		216,770
TRANSPORTATION — 14.39%
A.P. Moeller-Maersk A/S Class A	12	92,499
A.P. Moeller-Maersk A/S Class B	26	208,255
D/S Norden A/S	1,334	42,525
DFDS A/S	410	21,855
DSV A/S	5,402	132,895

		498,029

TOTAL COMMON STOCKS
(Cost: $3,291,849)		3,458,073

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.63%

MONEY MARKET FUNDS — 1.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	51,627	$51,627
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	3,738	3,738
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	1,243	1,243

		56,608

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,608)		56,608

TOTAL INVESTMENTS IN SECURITIES —101.57%
(Cost: $3,348,457)		3,514,681
Other Assets, Less Liabilities — (1.57)%		(54,492)

NET ASSETS — 100.00%		$3,460,189

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 69.04%

BRAZIL — 28.88%
ALL — America Latina Logistica SA	8,700	$43,124
Amil Participacoes SA	2,400	38,031
Anhanguera Educacional Participacoes SA	2,400	49,770
Arteris SA	2,100	22,624
Banco Bradesco SA	9,300	165,670
Banco do Brasil SA	9,300	123,900
Banco Santander (Brasil) SA Units	13,500	98,189
BM&F Bovespa SA	32,700	221,793
BR Malls Participacoes SA	8,100	104,881
BR Properties SA	3,600	44,793
BRF — Brasil Foods SA	11,700	254,168
CCR SA	17,100	171,683
Centrais Eletricas Brasileiras SA	2,400	8,437
CETIP SA — Mercados Organizados	3,900	47,145
Cielo SA	5,720	171,938
Companhia de Bebidas das Americas	2,100	92,716
Companhia de Saneamento Basico do Estado de Sao Paulo[a]	2,100	101,936
Companhia de Saneamento de Minas Gerais SA	900	23,352
Companhia Hering SA	2,700	52,454
Companhia Siderurgica Nacional SA	13,800	69,799
Cosan SA Industria e Comercio	2,400	56,640
CPFL Energia SA	4,800	48,993
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,100	44,884
Diagnosticos da America SA	4,800	33,139
Duratex SA	5,400	45,203
EcoRodovias Infraestrutura e Logistica SA	4,200	36,475
EDP Energias do Brasil SA	5,400	32,803
Embraer SA	10,500	88,797
Fibria Celulose SAa	5,400	61,262
Hypermarcas SAa	6,900	61,039
JBS SAa	6,900	23,941
Kroton Educacional SAa	1,200	31,440
Light SA	900	8,786
Localiza Rent A Car SA	2,400	45,570
Lojas Americanas SA	1,800	15,659
Lojas Renner SA	2,400	91,479
MPX Energia SAa	2,700	14,353

Security	Shares	Value

MRV Engenharia e Participacoes SA	5,400	$34,687
Multiplan Empreendimentos Imobiliarios SA	1,800	51,575
Multiplus SA	900	16,775
Natura Cosmeticos SA	3,600	93,045
Odontoprev SA	5,700	26,408
OGX Petroleo e Gas Participacoes SAa	24,300	38,716
Oi SA	3,313	14,160
PDG Realty SA Empreendimentos e Participacoes	21,900	35,557
Petroleo Brasileiro SA	54,900	402,357
Porto Seguro SA	1,800	23,899
Qualicorp SAa	2,700	30,221
Raia Drogasil SA	4,200	48,477
Souza Cruz SA	7,500	119,835
Sul America SA Units	2,422	23,116
TIM Participacoes SA	15,600	68,251
Totvs SA	2,400	53,108
Tractebel Energia SA	3,300	58,419
Ultrapar Participacoes SA	6,300	163,467
Vale SA	24,300	464,590
WEG SA	3,900	52,254

		4,465,783
CHILE — 8.10%
AES Gener SA	55,908	38,425
Aguas Andinas SA Series A	50,142	40,272
Banco de Chile	321,888	53,436
Banco de Chile Series Ta	4,801	736
Banco de Credito e Inversiones	561	43,623
Banco Santander (Chile) SA	1,077,867	78,222
CAP SA	1,419	51,031
Cencosud SA	18,096	113,078
Colbun SAa	165,945	52,132
Compania Cervecerias Unidas SA	2,406	39,062
CorpBanca SA	1,461,096	21,485
E.CL SA	10,749	24,318
Empresa Nacional de Electricidad SA	59,880	101,775
Empresa Nacional de Telecomunicaciones SA	2,364	49,875
Empresas CMPC SA	21,702	83,720
Empresas Copec SA	8,160	125,896
Enersis SA	242,088	92,485

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

February 28, 2013

Security	Shares	Value

LATAM Airlines Group SA	4,932	$117,615
S.A.C.I. Falabella SA	9,489	110,743
Vina Concha y Toro SA	7,419	15,469

		1,253,398
COLOMBIA — 4.69%
Bancolombia SA SP ADR	5,826	378,341
Ecopetrol SA SP ADR	6,024	346,681

		725,022
MEXICO — 24.57%
Alfa SAB de CV Series A	54,000	131,345
Alpek SAB de CV	7,200	16,408
America Movil SAB de CV Series L	717,300	750,535
Arca Continental SAB de CV	6,600	49,689
Cemex SAB de CV CPO[a]	192,352	206,533
Coca-Cola FEMSA SAB de CV Series L	8,100	136,847
Compartamos SAB de CV	21,600	34,349
Controladora Comercial Mexicana SAB de CV BC Units	5,700	19,703
El Puerto de Liverpool SA de CV Series C1	4,800	54,097
Fomento Economico Mexicano SAB de CV BD Units	36,900	412,694
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,300	38,925
Grupo Aeroportuario del Sureste SAB de CV Series B	3,900	51,395
Grupo Bimbo SAB de CV Series A	33,000	89,538
Grupo Carso SAB de CV Series A1	12,000	58,216
Grupo Financiero Banorte SAB de CV Series O	34,200	253,838
Grupo Financiero Inbursa SAB de CV Series O	37,200	104,864
Grupo Financiero Santander Mexico SAB de CV Series B	27,300	81,529
Grupo Mexico SAB de CV Series B	66,300	260,365
Grupo Modelo SAB de CV Series C	11,700	104,722
Grupo Televisa SAB de CV CPO	48,300	259,267
Industrias CH SAB de CV Series Ba	3,000	24,478
Industrias Penoles SAB de CV	2,550	117,664
Kimberly-Clark de Mexico SAB de CV Series A	29,400	93,069
Mexichem SAB de CV	18,968	94,989
Minera Frisco SAB de CV Series A1[a]	11,400	48,141

Security	Shares	Value

Wal-Mart de Mexico SAB de CV Series V	97,800	$307,147

		3,800,347
PERU — 2.80%
Compania de Minas Buenaventura SA SP ADR	3,543	90,772
Credicorp Ltd.	1,461	219,121
Southern Copper Corp.	3,246	122,666

		432,559

TOTAL COMMON STOCKS
(Cost: $10,505,071)		10,677,109

PREFERRED STOCKS — 30.49%

BRAZIL — 29.71%
AES Tiete SA	2,100	21,657
Banco Bradesco SA	35,400	632,405
Banco do Estado do Rio Grande do Sul SA Class B	3,300	30,211
Bradespar SA	4,200	61,712
Braskem SA Class A	3,000	22,123
Centrais Eletricas Brasileiras SA Class B	6,000	38,056
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	2,200	110,384
Companhia de Bebidas das Americas	14,700	652,805
Companhia Energetica de Minas Gerais	8,725	103,397
Companhia Energetica de Sao Paulo Class B	3,000	27,829
Companhia Paranaense de Energia Class B	2,100	30,803
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,800	10,880
Gerdau SA	15,900	132,292
Itau Unibanco Holding SA	41,400	734,357
Itausa — Investimentos Itau SA	42,070	220,234
Klabin SA	8,100	54,530
Lojas Americanas SA	8,412	76,840
Marcopolo SA	3,900	26,137
Metalurgica Gerdau SA	5,100	54,041
Oi SA	16,861	62,682
Petroleo Brasileiro SA	77,100	647,732
Telefonica Brasil SA	5,100	134,497
Usinas Siderurgicas de Minas Gerais SA Class A	6,300	31,227

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

February 28, 2013

Security	Shares	Value

Vale SA Class A	36,600	$676,612

		4,593,443
CHILE — 0.78%
Embotelladora Andina SA Class B	3,747	25,309
Sociedad Quimica y Minera de Chile SA Series B	1,722	95,559

		120,868

TOTAL PREFERRED STOCKS
(Cost: $5,011,012)		4,714,311

RIGHTS — 0.01%

BRAZIL — 0.00%
Companhia de Bebidas das Americas[a]	1	—
Companhia de Bebidas das Americas Preferred[a]	7	—

		—
CHILE — 0.01%
Cencosud SAa	721	560
Enersis SAa	81,341	1,101

		1,661

TOTAL RIGHTS
(Cost: $0)		1,661

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	43,744	43,744

		43,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,744)		43,744

TOTAL INVESTMENTS IN SECURITIES — 99.82%
(Cost: $15,559,827)		15,436,825
Other Assets, Less Liabilities — 0.18%		27,171

NET ASSETS — 100.00%		$15,463,996

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.45%

AUTO PARTS & EQUIPMENT — 4.45%
Nokian Renkaat OYJ	2,666	$121,327

		121,327
BANKS — 2.09%
Pohjola Bank PLC Class A	3,594	57,088

		57,088
CHEMICALS — 2.37%
Kemira OYJ	2,746	40,208
Tikkurila OYJ	1,166	24,420

		64,628
COMMERCIAL SERVICES — 1.73%
Cramo OYJ	1,026	14,929
Poyry OYJ	1,898	10,199
Ramirent OYJ	2,070	21,920

		47,048
COMPUTERS — 1.79%
F-Secure OYJ	4,518	9,805
Tieto OYJ	1,674	39,021

		48,826
ELECTRIC — 6.31%
Fortum OYJ	9,010	172,094

		172,094
ENGINEERING & CONSTRUCTION — 2.32%
YIT OYJ	2,822	63,125

		63,125
FOOD — 2.51%
Atria PLC	946	8,472
HKScan OYJ Class A	1,718	8,670
Kesko OYJ Class B	1,638	51,244

		68,386
FOREST PRODUCTS & PAPER — 8.73%
Metsa Board OYJ Class Ba	6,028	18,756
Stora Enso OYJ Class R	13,760	92,644
UPM-Kymmene OYJ	10,814	126,603

		238,003
HAND & MACHINE TOOLS — 1.70%
Konecranes OYJ	1,266	46,227

		46,227

Security	Shares	Value

INSURANCE — 12.23%
Sampo OYJ Class A	9,010	$333,470

		333,470
IRON & STEEL — 1.55%
Outokumpu OYJ[a,b]	27,964	24,494
Rautaruukki OYJ[b]	2,674	17,759

		42,253
LEISURE TIME — 1.81%
Amer Sports OYJ Class A	2,982	49,433

		49,433
MACHINERY — 16.96%
Kone OYJ Class B	3,294	266,997
Metso OYJ	2,844	122,326
Outotec OYJ	1,108	73,079

		462,402
MANUFACTURING — 6.36%
Uponor OYJ	1,712	24,038
Wartsila OYJ Abp	3,228	149,393

		173,431
MEDIA — 0.91%
Sanoma OYJ	2,442	24,934

		24,934
MINING — 0.36%
Talvivaara Mining Co. PLC[a,b]	7,262	9,931

		9,931
OIL & GAS — 1.90%
Neste Oil OYJ	3,430	51,703

		51,703
PACKAGING & CONTAINERS — 1.66%
Huhtamaki OYJ	2,344	45,353

		45,353
PHARMACEUTICALS — 3.49%
Biotie Therapies OYJ[a]	15,740	8,437
Oriola-KD OYJ Class B	4,094	12,578
Orion OYJ Class B	2,496	74,073

		95,088
REAL ESTATE — 2.45%
Citycon OYJ	5,844	19,024
Sponda OYJ	6,888	33,949
Technopolis OYJ	2,608	13,877

		66,850

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

RETAIL — 0.70%
Stockmann OYJ Abp Class B	1,056	$18,955

		18,955
TELECOMMUNICATIONS — 13.93%
Elisa OYJ	3,580	75,540
Nokia OYJ[b]	80,292	291,396
PKC Group OYJ	600	12,959

		379,895
TRANSPORTATION — 1.14%
Cargotec Corp. OYJ Class B	1,004	31,003

		31,003

TOTAL COMMON STOCKS
(Cost: $2,688,855)		2,711,453

RIGHTS — 0.06%

REAL ESTATE — 0.06%
Citycon OYJ[a]	6,290	1,727

		1,727

TOTAL RIGHTS
(Cost: $0)		1,727

SHORT-TERM INVESTMENTS — 6.59%

MONEY MARKET FUNDS — 6.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	166,917	166,917
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	12,085	12,085
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	677	677

		179,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $179,679)		179,679

Value

TOTAL INVESTMENTS IN SECURITIES — 106.10%
(Cost: $2,868,534)	$2,892,859
Other Assets, Less Liabilities — (6.10)%	(166,319)

NET ASSETS — 100.00%	$2,726,540

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

AGRICULTURE — 5.85%
PT Astra Agro Lestari Tbk	1,398,670	$2,670,405
PT Bakrie Sumatera Plantations Tbk	36,185,904	408,161
PT Bisi International Tbk	5,351,500	448,566
PT BW Plantation Tbk	5,027,752	707,585
PT Central Proteinaprima Tbk[a,b]	450,000	—
PT Charoen Pokphand Indonesia Tbk	26,129,725	11,897,427
PT Gudang Garam Tbk	1,705,742	8,525,621
PT Japfa Comfeed Indonesia Tbk	3,303,000	2,785,683
PT Malindo Feedmill Tbk	2,702,500	845,973
PT Sampoerna Agro Tbk	2,352,872	535,657

		28,825,078
AIRLINES — 0.33%
PT Garuda Indonesia (Persero) Tbk[a]	23,786,500	1,624,576

		1,624,576
AUTO PARTS & EQUIPMENT — 0.36%
PT Gajah Tunggal Tbk	5,526,486	1,258,164
PT Selamat Sempurna Tbk	2,050,000	535,650

		1,793,814
BANKS — 29.85%
PT Bank Bukopin Tbk	11,200,199	904,036
PT Bank Central Asia Tbk	43,613,274	49,645,161
PT Bank Danamon Indonesia Tbk	11,856,860	7,729,934
PT Bank Mandiri (Persero) Tbk	33,059,280	34,381,514
PT Bank Negara Indonesia (Persero) Tbk	26,358,058	12,546,910
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	8,557,336	1,080,349
PT Bank Pembangunan Daerah Jawa Timur Tbk[a]	10,247,500	461,289
PT Bank Rakyat Indonesia (Persero) Tbk	39,276,172	38,408,426
PT Bank Tabungan Negara (Persero) Tbk	10,931,926	1,843,953

		147,001,572
BUILDING MATERIALS — 6.71%
PT Asahimas Flat Glass Tbk	309,692	257,983
PT Holcim Indonesia Tbk	5,449,500	2,072,428
PT Indocement Tunggal Prakarsa Tbk	5,215,644	11,846,990
PT Semen Gresik (Persero) Tbk	10,501,655	18,854,837

		33,032,238

Security	Shares	Value

CHEMICALS — 0.04%
PT Polychem Indonesia Tbk[a]	4,843,000	$177,913

		177,913
COAL — 4.94%
PT Adaro Energy Tbk	50,946,339	8,277,100
PT Bukit Asam (Persero) Tbk	2,852,050	4,456,559
PT Bumi Resources Tbk	51,480,917	4,368,433
PT Darma Henwa Tbk[a]	35,248,500	182,380
PT Indika Energy Tbk	5,563,500	806,012
PT Indo Tambangraya Megah Tbk	1,401,380	5,836,968
PT Resource Alam Indonesia Tbk	1,407,000	389,478

		24,316,930
COMMERCIAL SERVICES — 1.08%
PT Citra Marga Nusaphala Persada Tbk	6,207,500	1,156,258
PT Jasa Marga (Persero) Tbk	7,224,000	4,148,932

		5,305,190
DISTRIBUTION & WHOLESALE — 0.58%
PT AKR Corporindo Tbk	6,125,168	2,836,460

		2,836,460
DIVERSIFIED FINANCIAL SERVICES — 0.06%
PT Clipan Finance Indonesia Tbk	6,721,000	309,499

		309,499
ENGINEERING & CONSTRUCTION — 1.22%
PT Adhi Karya Persero Tbk	3,208,500	854,958
PT Alam Sutera Realty Tbk	34,748,616	3,344,152
PT Pembangunan Perumahan (Persero) Tbk	4,299,000	409,280
PT Wijaya Karya (Persero) Tbk	7,568,639	1,386,298

		5,994,688
FOOD — 2.70%
PT Indofood Sukses Makmur Tbk	15,551,230	11,747,708
PT Nippon Indosari Corpindo Tbk	722,500	463,548
PT Tiga Pilar Sejahtera Food Tbk	5,217,500	701,894
PT Tunas Baru Lampung Tbk	7,914,500	405,410

		13,318,560
GAS — 3.90%
PT Perusahaan Gas Negara (Persero) Tbk	38,628,278	19,187,224

		19,187,224

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 2.60%
PT Unilever Indonesia Tbk	5,405,504	$12,781,680

		12,781,680
INSURANCE — 0.19%
PT Panin Financial Tbk[a]	45,005,778	954,746

		954,746
IRON & STEEL — 0.15%
PT Krakatau Steel (Persero) Tbk	10,803,500	749,040

		749,040
MACHINERY — 2.51%
PT Hexindo Adiperkasa Tbk	744,818	493,282
PT United Tractors Tbk	5,942,796	11,868,988

		12,362,270
MEDIA — 3.15%
PT Bhakti Investama Tbk	81,996,500	4,327,440
PT Global Mediacom Tbk	22,256,500	5,297,247
PT Media Nusantara Citra Tbk	14,830,000	4,527,190
PT MNC Sky Vision Tbk[a]	6,244,500	1,373,163

		15,525,040
METAL FABRICATE & HARDWARE — 0.19%
PT Bakrie and Brothers Tbk[a]	181,129,614	937,184

		937,184
MINING — 0.82%
PT Aneka Tambang (Persero) Tbk	11,902,566	1,588,897
PT Borneo Lumbung Energi & Metal Tbk[a]	18,938,500	950,502
PT Delta Dunia Makmur Tbk[a]	17,487,554	398,123
PT Timah (Persero) Tbk	7,167,410	1,090,298

		4,027,820
OIL & GAS — 0.59%
PT Benakat Petroleum Energy Tbk[a]	56,260,920	896,588
PT Energi Mega Persada Tbk[a]	108,596,442	1,168,731
PT Medco Energi Internasional Tbk	4,735,252	823,224

		2,888,543
PHARMACEUTICALS — 2.19%
PT Kalbe Farma Tbk	80,914,585	10,801,450

		10,801,450
REAL ESTATE — 5.95%
PT Agung Podomoro Land Tbk[a]	21,347,500	1,005,134
PT Bakrieland Development Tbk[a]	139,761,795	853,308
PT Bekasi Fajar Industrial Estate Tbk[a]	7,816,500	647,095

Security	Shares	Value

PT Ciputra Development Tbk	37,589,322	$4,317,705
PT Ciputra Property Tbk	9,867,140	970,019
PT Gading Development Tbk[a]	14,261,000	538,652
PT Intiland Development Tbk	14,786,120	780,351
PT Kawasan Industri Jababeka Tbk[a]	53,033,500	1,426,886
PT Lippo Cikarang Tbk[a]	1,473,000	613,528
PT Lippo Karawaci Tbk	65,392,640	7,646,679
PT Modernland Realty Tbk[a]	8,944,203	758,964
PT Pakuwon Jati Tbk	34,349,600	1,279,646
PT Sentul City Tbk[a]	77,625,550	2,369,694
PT Summarecon Agung Tbk	17,763,598	4,273,852
PT Surya Semesta Internusa Tbk	11,619,678	1,803,644

		29,285,157
RETAIL — 13.12%
PT Agis Tbk[a]	17,663,000	822,513
PT Astra International Tbk	71,674,330	58,965,274
PT Erajaya Swasembada Tbk[a]	3,620,500	1,095,872
PT Mitra Adiperkasa Tbk	2,654,000	2,142,205
PT Ramayana Lestari Sentosa Tbk	11,374,500	1,553,717

		64,579,581
TELECOMMUNICATIONS — 10.34%
PT Bakrie Telecom Tbk[a]	87,302,268	451,712
PT Indosat Tbk	4,800,878	3,154,714
PT Telekomunikasi Indonesia (Persero) Tbk	35,696,678	39,710,176
PT Tower Bersama Infrastructure Tbk[a]	4,265,500	2,471,858
PT XL Axiata Tbk	9,068,500	5,114,433

		50,902,893
TRANSPORTATION — 0.51%
PT Berlian Laju Tanker Tbk[a,b]	20,137,514	—
PT Trada Maritime Tbk[a]	17,185,500	2,525,318

		2,525,318

TOTAL COMMON STOCKS
(Cost: $461,396,039)		492,044,464

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	341,528	$341,528

		341,528

TOTAL SHORT-TERM INVESTMENTS
(Cost: $341,528)		341,528

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $461,737,567)		492,385,992
Other Assets, Less Liabilities — 0.00%		9,485

NET ASSETS — 100.00%		$492,395,477

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

AIRLINES — 8.02%
Aer Lingus Group PLC	1,042,440	$1,689,915
Ryanair Holdings PLC SP ADR	52,920	2,045,887

		3,735,802
BANKS — 4.25%
Bank of Ireland[a]	11,465,860	1,978,666

		1,978,666
BEVERAGES — 4.41%
C&C Group PLC	321,230	2,055,705

		2,055,705
BUILDING MATERIALS — 27.24%
CRH PLC	485,870	10,620,582
Kingspan Group PLC	177,520	2,065,519

		12,686,101
DISTRIBUTION & WHOLESALE — 4.44%
DCC PLC	58,695	2,066,088

		2,066,088
ENTERTAINMENT — 4.31%
Paddy Power PLC	24,255	2,007,229

		2,007,229
FOOD — 22.16%
Fyffes PLC	29,535	23,129
Glanbia PLC	185,360	2,151,167
Kerry Group PLC Class A	118,090	6,632,379
Total Produce PLC	2,029,335	1,512,239

		10,318,914
FOREST PRODUCTS & PAPER — 4.51%
Smurfit Kappa Group PLC	134,785	2,101,318

		2,101,318
INSURANCE — 3.56%
FBD Holdings PLC	103,530	1,658,037

		1,658,037
MEDIA — 0.02%
Independent News & Media PLC[a]	235,298	10,151

		10,151
OIL & GAS — 0.03%
Providence Resources PLC[a]	1,320	12,770

		12,770

Security	Shares	Value

PHARMACEUTICALS — 8.96%
Elan Corp. PLC[a]	372,995	$4,167,817
United Drug PLC	1,543	6,706

		4,174,523
RETAIL — 4.39%
Grafton Group PLC Units	327,180	2,042,025

		2,042,025
TRANSPORTATION — 3.60%
Irish Continental Group PLC	64,120	1,676,546

		1,676,546

TOTAL COMMON STOCKS
(Cost: $39,853,760)		46,523,875

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	9,011	9,011

		9,011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,011)		9,011

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $39,862,771)		46,532,886
Other Assets, Less Liabilities — 0.08%		38,460

NET ASSETS — 100.00%		$46,571,346

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.98%

AGRICULTURE — 0.89%
PGG Wrightson Ltd.[a]	4,975,458	$1,650,061

		1,650,061
AIRLINES — 1.99%
Air New Zealand Ltd.	3,188,928	3,701,517

		3,701,517
BUILDING MATERIALS — 18.61%
Fletcher Building Ltd.	4,562,970	34,615,903

		34,615,903
CHEMICALS — 2.51%
Nuplex Industries Ltd.[b]	1,646,586	4,668,931

		4,668,931
ELECTRIC — 8.70%
Contact Energy Ltd.[a]	1,820,394	8,135,067
Infratil Ltd.	4,088,262	8,050,248

		16,185,315
ENGINEERING & CONSTRUCTION — 7.34%
Auckland International Airport Ltd.	5,814,000	13,641,698

		13,641,698
HEALTH CARE — PRODUCTS — 4.32%
Fisher & Paykel Healthcare Corp. Ltd.[b]	3,771,042	8,035,288

		8,035,288
HEALTH CARE — SERVICES — 4.36%
Ryman Healthcare Ltd.	2,123,742	8,099,656

		8,099,656
INTERNET — 5.00%
Trade Me Ltd.	2,276,538	9,305,266

		9,305,266
LODGING — 6.72%
SKYCITY Entertainment Group Ltd.	3,546,948	12,498,293

		12,498,293
MEDIA — 3.31%
Sky Network Television Ltd.	1,441,566	6,155,293

		6,155,293
OIL & GAS — 1.57%
New Zealand Oil & Gas Ltd.	3,780,018	2,914,632

		2,914,632

Security	Shares	Value

REAL ESTATE — 3.05%
Precinct Properties New Zealand Ltd.	6,651,420	$5,680,134

		5,680,134
REAL ESTATE INVESTMENT TRUSTS — 6.85%
Goodman Property Trust	7,475,682	6,507,993
Kiwi Income Property Trust	6,508,008	6,232,137

		12,740,130
RETAIL — 1.46%
Warehouse Group Ltd.(The)	972,060	2,716,001

		2,716,001
TELECOMMUNICATIONS — 16.94%
Chorus Ltd.	2,822,646	6,786,743
Telecom Corp. of New Zealand Ltd.	12,316,398	24,711,894

		31,498,637
TRANSPORTATION — 6.36%
Freightways Ltd.	1,275,510	4,705,988
Mainfreight Ltd.	718,488	7,118,597

		11,824,585

TOTAL COMMON STOCKS
(Cost: $162,379,532)		185,931,340

SHORT-TERM INVESTMENTS — 1.92%

MONEY MARKET FUNDS — 1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	3,314,984	3,314,984
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	240,016	240,016
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	10,545	10,545

		3,565,545

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,565,545)		3,565,545

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 101.90%
(Cost: $165,945,077)	$189,496,885
Other Assets, Less Liabilities — (1.90)%	(3,525,379)

NET ASSETS — 100.00%	$185,971,506

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.60%

AIRLINES — 0.94%
Norwegian Air Shuttle ASa	2,145	$83,825

		83,825
BANKS — 9.90%
DNB ASA	53,880	805,135
SpareBank 1 SMN	9,798	78,429

		883,564
CHEMICALS — 4.36%
Yara International ASA	8,124	389,609

		389,609
ENGINEERING & CONSTRUCTION — 3.04%
Aker Solutions ASA	11,592	229,137
Kvaerner ASA	18,435	42,530

		271,667
ENVIRONMENTAL CONTROL — 1.31%
Tomra Systems ASA[b]	12,069	117,068

		117,068
FOOD — 5.05%
Austevoll Seafood ASA	9,516	59,873
Cermaq ASA[a]	4,815	82,891
Copeinca ASA	3,936	39,899
Leroey Seafood Group ASA	2,202	67,734
Marine Harvest ASA[a]	189,831	200,557

		450,954
HOLDING COMPANIES — DIVERSIFIED — 0.93%
Aker ASA Class A	2,160	82,863

		82,863
HOME BUILDERS — 0.43%
BWG Homes ASA[a]	15,465	38,381

		38,381
INSURANCE — 3.82%
Gjensidige Forsikring ASA	14,115	226,340
Storebrand ASA[a]	25,422	114,765

		341,105
INTERNET — 0.76%
Atea ASA	5,895	67,741

		67,741

Security	Shares	Value

MANUFACTURING — 4.28%
Orkla ASA	46,584	$382,576

		382,576
MEDIA — 2.53%
Schibsted ASA	5,310	225,979

		225,979
MINING — 3.09%
Norsk Hydro ASA	62,094	275,650

		275,650
OIL & GAS — 28.92%
Det norske oljeselskap ASA[a]	5,931	93,448
DNO International ASA[a]	52,623	95,006
Norwegian Energy Co. ASA[a]	26,406	18,460
Seadrill Ltd.	19,041	695,189
Sevan Drilling ASa,b	32,118	22,285
Statoil ASA	66,477	1,657,946

		2,582,334
OIL & GAS SERVICES — 15.08%
Archer Ltd.[a]	14,229	14,697
BW Offshore Ltd.	37,512	41,107
Electromagnetic GeoServices ASa,b	13,659	22,905
Fred Olsen Energy ASA	2,610	114,040
Northern Offshore Ltd.	14,832	27,218
Petroleum Geo-Services ASA	14,886	235,452
Polarcus Ltd.[a]	38,979	45,235
Prosafe SE	17,472	176,195
Subsea 7 SA	16,743	397,089
TGS-NOPEC Geophysical Co. ASA	7,185	272,748

		1,346,686
PHARMACEUTICALS — 1.01%
Algeta ASA[a,b]	2,424	81,595
Clavis Pharma ASA[a]	6,414	8,710

		90,305
REAL ESTATE — 0.96%
Norwegian Property ASA	46,989	73,912
Selvaag Bolig ASA[a]	3,399	11,881

		85,793
SEMICONDUCTORS — 0.62%
Nordic Semiconductor ASA[a,b]	12,435	34,338

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

Renewable Energy Corp. ASA[a,b]	126,108	$21,049

		55,387
SOFTWARE — 0.55%
Opera Software ASA	7,743	48,718

		48,718
TELECOMMUNICATIONS — 9.43%
Telenor ASA	38,994	842,347

		842,347
TRANSPORTATION — 2.59%
Deep Sea Supply PLC[a]	14,820	26,937
Frontline Ltd.[a,b]	6,861	14,030
Golden Ocean Group Ltd.[a]	35,907	36,649
Hoegh LNG Holdings Ltd.[a]	3,252	28,134
Hurtigruten ASA[a]	38,439	20,356
Songa Offshore SEa,b	14,331	13,926
Stolt-Nielsen Ltd.	2,739	55,530
Wilh Wilhelmsen ASA	4,044	35,516

		231,078

TOTAL COMMON STOCKS
(Cost: $8,448,794)		8,893,630

SHORT-TERM INVESTMENTS — 2.67%

MONEY MARKET FUNDS — 2.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	222,530	222,530
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	16,112	16,112
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	247	247

		238,889

TOTAL SHORT-TERM INVESTMENTS
(Cost: $238,889)		238,889

TOTAL INVESTMENTS IN SECURITIES — 102.27%
(Cost: $8,687,683)		9,132,519
Other Assets, Less Liabilities — (2.27)%		(202,970)

NET ASSETS — 100.00%		$8,929,549

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 100.03%

AIRLINES — 0.67%
Cebu Air Inc.	1,366,120	$2,217,509

		2,217,509
BANKS — 14.18%
Bank of the Philippine Islands	4,581,605	11,944,174
BDO Unibank Inc.[a]	9,226,426	22,464,736
East West Banking Corp.[a]	1,817,100	1,568,623
Metropolitan Bank & Trust Co.	1,360,033	3,813,177
Philippine National Bank[a]	1,279,743	3,267,027
Rizal Commercial Banking Corp.	1,469,748	2,277,278
Security Bank Corp.	323,565	1,406,147

		46,741,162
COMMERCIAL SERVICES — 3.06%
International Container Terminal Services Inc.	5,004,700	10,093,099

		10,093,099
ELECTRIC — 8.82%
Aboitiz Power Corp.	11,850,015	11,220,501
Energy Development Corp.	48,310,720	9,006,278
First Gen Corp.[a]	7,582,637	4,904,657
First Philippine Holdings Corp.	1,416,959	3,962,328

		29,093,764
ENGINEERING & CONSTRUCTION — 2.05%
DMCI Holdings Inc.	5,132,000	6,752,632

		6,752,632
ENTERTAINMENT — 0.31%
PhilWeb Corp.	2,887,728	1,028,389

		1,028,389
FOOD — 3.97%
Universal Robina Corp.	5,620,800	13,105,062

		13,105,062
HOLDING COMPANIES — DIVERSIFIED — 16.91%
Aboitiz Equity Ventures Inc.	12,449,060	17,941,833
Alliance Global Group Inc.	13,230,439	6,507,840
Ayala Corp.	1,147,098	16,348,827
GT Capital Holdings Inc.	305,320	5,631,825
San Miguel Corp.	3,055,243	9,310,000

		55,740,325

Security	Shares	Value

MEDIA — 0.66%
Lopez Holdings Corp.	11,809,850	$2,178,403

		2,178,403
MINING — 1.74%
Atlas Consolidated Mining & Development Corp.[a]	4,675,931	2,472,516
Lepanto Consolidated Mining Co. Class Ba	39,123,579	1,231,633
Nickel Asia Corp.	3,890,900	2,028,703

		5,732,852
OIL & GAS — 0.55%
Philex Petroleum Corp.[a]	2,190,000	1,809,739

		1,809,739
REAL ESTATE — 22.62%
Ayala Land Inc.	35,432,240	27,885,678
Belle Corp.[a]	27,206,967	3,947,887
Filinvest Land Inc.	62,481,590	3,027,268
Global-Estate Resorts Inc.[a]	13,665,677	675,554
Megaworld Corp.	74,044,540	7,156,789
Robinsons Land Corp.	10,548,010	5,901,801
SM Development Corp.	11,943,785	2,517,419
SM Prime Holdings Inc.	44,764,581	20,918,028
Vista Land & Lifescapes Inc.	18,948,700	2,553,834

		74,584,258
RETAIL — 15.41%
Jollibee Foods Corp.	2,689,893	8,395,165
Puregold Price Club Inc.	6,236,863	6,350,372
SM Investments Corp.	1,404,497	36,062,343

		50,807,880
TELECOMMUNICATIONS — 7.85%
Globe Telecom Inc.	213,210	5,899,195
Philippine Long Distance Telephone Co.	278,342	19,989,145

		25,888,340
WATER — 1.23%
Manila Water Co. Inc.	4,537,129	4,050,610

		4,050,610

TOTAL COMMON STOCKS
(Cost: $261,477,514)		329,824,024

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	138,761	$138,761

		138,761

TOTAL SHORT-TERM INVESTMENTS
(Cost: $138,761)		138,761

TOTAL INVESTMENTS IN SECURITIES —100.07%
(Cost: $261,616,275)		329,962,785
Other Assets, Less Liabilities — (0.07)%		(230,985)

NET ASSETS — 100.00%		$329,731,800

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

AGRICULTURE — 2.06%
Kernel Holding SAa	158,084	$3,241,804

		3,241,804
BANKS — 28.53%
Bank Handlowy w Warszawie SA	100,901	2,857,413
Bank Millennium SAa	1,497,393	2,254,662
Bank Pekao SA	269,532	13,618,602
BRE Bank SAa	42,694	4,538,982
Getin Noble Bank SAa,b	4,457,805	2,653,999
Powszechna Kasa Oszczednosci Bank Polski SA	1,683,315	18,877,010

		44,800,668
BIOTECHNOLOGY — 0.34%
Bioton SAa,b	28,020,219	529,591

		529,591
BUILDING MATERIALS — 0.32%
Rovese SAa	1,473,746	506,019

		506,019
CHEMICALS — 4.93%
Boryszew SAa,b	6,192,072	897,246
Ciech SAa,b	143,459	969,333
Synthos SA	1,655,931	2,884,597
Zaklady Azotowe w Tarnowie-Moscicach SAa	168,729	2,997,690

		7,748,866
COAL — 4.67%
Jastrzebska Spolka Weglowa SA	110,807	3,315,955
Lubelski Wegiel Bogdanka SA	98,601	4,019,143

		7,335,098
COMMERCIAL SERVICES — 0.49%
KRUK SAa	45,173	773,386

		773,386
COMPUTERS — 1.87%
Asseco Poland SA	216,182	2,939,811

		2,939,811
DIVERSIFIED FINANCIAL SERVICES — 1.01%
Warsaw Stock Exchange SAb	119,289	1,578,220

		1,578,220

Security	Shares	Value

ELECTRIC — 8.59%
ENEA SA	389,161	$1,900,110
Polska Grupa Energetyczna SA	1,443,914	7,382,062
Tauron Polska Energia SA	3,035,741	4,207,608

		13,489,780
ENGINEERING & CONSTRUCTION — 0.66%
Budimex SA	44,375	1,034,399

		1,034,399
FOOD — 2.29%
Eurocash SA	215,221	3,593,175

		3,593,175
HOLDING COMPANIES — DIVERSIFIED — 1.29%
Getin Holding SAa,b	1,204,606	1,077,659
Narodowy Fundusz Inwestycyjny Midas SAa,b	3,353,888	940,278

		2,017,937
INSURANCE — 9.39%
Powszechny Zaklad Ubezpieczen SA	116,243	14,753,053

		14,753,053
IRON & STEEL — 0.27%
Alchemia SAa	293,858	423,030

		423,030
MACHINERY — 0.23%
Rafako SAa	146,794	365,303

		365,303
MANUFACTURING — 0.40%
Kopex SAa	131,186	634,328

		634,328
MEDIA — 3.49%
Agora SA	169,657	456,936
Cyfrowy Polsat SAa	597,614	3,087,326
TVN SAb	633,042	1,934,292

		5,478,554
METAL FABRICATE & HARDWARE — 0.31%
Impexmetal SAa	484,688	488,574

		488,574
MINING — 10.69%
KGHM Polska Miedz SA	294,800	16,780,444

		16,780,444

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

OIL & GAS — 12.75%
Grupa Lotos SAa	213,377	$2,807,565
Polski Koncern Naftowy Orlen SAa	579,684	9,796,679
Polskie Gornictwo Naftowe i Gazownictwo SAa	4,113,099	7,411,106

		20,015,350
REAL ESTATE — 1.49%
Globe Trade Centre SAa,b	776,512	1,993,534
LC Corp. SAa	1,039,630	343,863

		2,337,397
TELECOMMUNICATIONS — 3.81%
Netia SAa,b	1,076,326	1,573,184
Telekomunikacja Polska SA	2,060,448	4,413,554

		5,986,738

TOTAL COMMON STOCKS
(Cost: $193,759,857)		156,851,525

RIGHTS — 0.01%

ENGINEERING & CONSTRUCTION — 0.01%
Polimex-Mostostal SAa,b	1,272,872	14,835

		14,835

TOTAL RIGHTS
(Cost: $0)		14,835

SHORT-TERM INVESTMENTS — 3.19%

MONEY MARKET FUNDS — 3.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	4,644,166	4,644,166
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	336,253	336,253
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	25,325	25,325

		5,005,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,005,744)		5,005,744

Value
TOTAL INVESTMENTS IN SECURITIES — 103.08%
(Cost: $198,765,601)	$161,872,104
Other Assets, Less Liabilities — (3.08)%	(4,841,899)

NET ASSETS — 100.00%	$157,030,205

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2013

	iShares MSCI All Peru Capped Index Fund	iShares MSCI China Index Fund	iShares MSCI Denmark Capped Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$569,022,728	$1,229,433,976	$3,291,849
Affiliated (Note 2)	565,479	50,196,899	56,608

Total cost of investments	$569,588,207	$1,279,630,875	$3,348,457

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$537,832,468	$1,274,648,020	$3,458,073
Affiliated (Note 2)	565,479	50,196,899	56,608

Total fair value of investments	538,397,947	1,324,844,919	3,514,681
Foreign currencies, at value[b]	90,926	363,140	917
Receivables:
Investment securities sold	10,233,398	17,853,185	1,791,727
Due from custodian (Note 4)	—	683,764	—
Interest	5	41,898	682
Capital shares sold	—	47,070	—

Total Assets	548,722,276	1,343,833,976	5,308,007

LIABILITIES
Payables:
Investment securities purchased	10,202,498	17,985,972	57,008
Collateral for securities on loan (Note 5)	—	48,716,568	55,365
Securities related to in-kind transactions (Note 4)	—	—	1,733,733
Investment advisory fees (Note 2)	210,461	532,481	1,712

Total Liabilities	10,412,959	67,235,021	1,847,818

NET ASSETS	$538,309,317	$1,276,598,955	$3,460,189

Net assets consist of:
Paid-in capital	$584,622,026	$1,242,201,246	$2,347,728
Distributions in excess of net investment income or accumulated net investment loss	(3,769,344)	(908,493)	(3,196)
Undistributed net realized gain (accumulated net realized loss)	(11,353,591)	(9,907,886)	949,436
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(31,189,774)	45,214,088	166,221

NET ASSETS	$538,309,317	$1,276,598,955	$3,460,189

Shares outstanding[c]	12,050,000	26,900,000	100,000

Net asset value per share	$44.67	$47.46	$34.60

[a]	Securities on loan with values of $ —, $45,534,408 and $52,555, respectively. See Note 5.
[b]	Cost of foreign currencies: $90,443, $363,096 and $923, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2013

	iShares MSCI Emerging Markets Latin America Index Fund	iShares MSCI Finland Capped Investable Market Index Fund	iShares MSCI Indonesia Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$15,516,083	$2,688,855	$461,396,039
Affiliated (Note 2)	43,744	179,679	341,528

Total cost of investments	$15,559,827	$2,868,534	$461,737,567

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$15,393,081	$2,713,180	$492,044,464
Affiliated (Note 2)	43,744	179,679	341,528

Total fair value of investments	15,436,825	2,892,859	492,385,992
Foreign currencies, at value[b]	6,621	7,404	231,152
Receivables:
Investment securities sold	—	15,942	887,996
Due from custodian (Note 4)	—	—	335,450
Dividends and interest	23,548	6,626	6

Total Assets	15,466,994	2,922,831	493,840,596

LIABILITIES
Payables:
Investment securities purchased	—	16,439	1,237,315
Collateral for securities on loan (Note 5)	—	179,002	—
Investment advisory fees (Note 2)	2,998	850	207,804

Total Liabilities	2,998	196,291	1,445,119

NET ASSETS	$15,463,996	$2,726,540	$492,395,477

Net assets consist of:
Paid-in capital	$15,697,750	$2,655,540	$463,215,144
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	19,616	3,443	(884,247)
Undistributed net realized gain (accumulated net realized loss)	(130,779)	43,391	(584,167)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(122,591)	24,166	30,648,747

NET ASSETS	$15,463,996	$2,726,540	$492,395,477

Shares outstanding[c]	300,000	100,000	14,450,000

Net asset value per share	$51.55	$27.27	$34.08

[a]	Securities on loan with values of $ —, $169,809 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $6,602, $7,564 and $230,830, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2013

	iShares MSCI Ireland Capped Investable Market Index Fund	iShares MSCI New Zealand Capped Investable Market Index Fund	iShares MSCI Norway Capped Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$39,853,760	$162,379,532	$8,448,794
Affiliated (Note 2)	9,011	3,565,545	238,889

Total cost of investments	$39,862,771	$165,945,077	$8,687,683

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$46,523,875	$185,931,340	$8,893,630
Affiliated (Note 2)	9,011	3,565,545	238,889

Total fair value of investments	46,532,886	189,496,885	9,132,519
Foreign currencies, at value[b]	33,244	9,645	4,651
Receivables:
Investment securities sold	1,499,841	2,483,302	103,899
Due from custodian (Note 4)	48,353	—	—
Interest	1	73,920	1,263

Total Assets	48,114,325	192,063,752	9,242,332

LIABILITIES
Payables:
Investment securities purchased	1,525,697	2,465,927	68,092
Collateral for securities on loan (Note 5)	—	3,555,000	238,642
Securities related to in-kind transactions (Note 4)	—	—	1,222
Investment advisory fees (Note 2)	17,282	71,319	4,827

Total Liabilities	1,542,979	6,092,246	312,783

NET ASSETS	$46,571,346	$185,971,506	$8,929,549

Net assets consist of:
Paid-in capital	$40,740,291	$166,805,350	$8,015,627
Distributions in excess of net investment income	(95,697)	(1,877,385)	(7,129)
Undistributed net realized gain (accumulated net realized loss)	(743,182)	(2,508,394)	476,338
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	6,669,934	23,551,935	444,713

NET ASSETS	$46,571,346	$185,971,506	$8,929,549

Shares outstanding[c]	1,750,000	5,100,000	300,000

Net asset value per share	$26.61	$36.47	$29.77

[a]	Securities on loan with values of $ —, $3,369,818 and $223,249, respectively. See Note 5.
[b]	Cost of foreign currencies: $33,426, $9,863 and $4,695, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2013

	iShares MSCI Philippines Investable Market Index Fund	iShares MSCI Poland Capped Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$261,477,514	$193,759,857
Affiliated (Note 2)	138,761	5,005,744

Total cost of investments	$261,616,275	$198,765,601

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$329,824,024	$156,866,360
Affiliated (Note 2)	138,761	5,005,744

Total fair value of investments	329,962,785	161,872,104
Foreign currencies, at value[b]	188,403	179,956
Receivables:
Investment securities sold	6,769	8,059,747
Due from custodian (Note 4)	529,900	—
Dividends and interest	210,971	70,130
Capital shares sold	7,898,162	—

Total Assets	338,796,990	170,181,937

LIABILITIES
Payables:
Investment securities purchased	8,462,444	8,084,980
Collateral for securities on loan (Note 5)	—	4,980,419
Capital shares redeemed	465,568	8,161
Investment advisory fees (Note 2)	137,178	78,172

Total Liabilities	9,065,190	13,151,732

NET ASSETS	$329,731,800	$157,030,205

Net assets consist of:
Paid-in capital	$261,150,487	$207,214,118
Accumulated net investment loss	(68,228)	(320,046)
Undistributed net realized gain (accumulated net realized loss)	306,039	(12,960,047)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	68,343,502	(36,903,820)

NET ASSETS	$329,731,800	$157,030,205

Shares outstanding[c]	8,200,000	5,800,000

Net asset value per share	$40.21	$27.07

[a]	Securities on loan with values of $ — and $4,532,079, respectively. See Note 5.
[b]	Cost of foreign currencies: $187,400 and $181,776, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2013

	iShares MSCI All Peru Capped Index Fund	iShares MSCI China Index Fund	iShares MSCI Denmark Capped Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,979,054	$1,916,245	$3,983
Interest — affiliated (Note 2)	340	447	1
Securities lending income — affiliated (Note 2)	—	283,916	1,412

Total investment income	4,979,394	2,200,608	5,396

EXPENSES
Investment advisory fees (Note 2)	1,287,555	2,153,312	8,985

Total expenses	1,287,555	2,153,312	8,985
Less investment advisory fees waived (Note 2)	(199,662)	—	—

Net expenses	1,087,893	2,153,312	8,985

Net investment income (loss)	3,891,501	47,296	(3,589)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,418,795)	(5,846,397)	(5,492)
In-kind redemptions — unaffiliated	5,479,617	—	706,401
Foreign currency transactions	(4,866)	782	280

Net realized gain (loss)	(2,944,044)	(5,845,615)	701,189

Net change in unrealized appreciation/depreciation on:
Investments	29,603,166	91,917,722	(56,199)
Translation of assets and liabilities in foreign currencies	21	15	(86)

Net change in unrealized appreciation/depreciation	29,603,187	91,917,737	(56,285)

Net realized and unrealized gain	26,659,143	86,072,122	644,904

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,550,644	$86,119,418	$641,315

[a]	Net of foreign withholding tax of $45,901, $154,514 and $517, respectively.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2013

	iShares MSCI Emerging Markets Latin America Index Fund	iShares MSCI Finland Capped Investable Market Index Fund	iShares MSCI Indonesia Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$67,195	$12,127	$1,001,108
Interest — affiliated (Note 2)	2	—	123
Securities lending income — affiliated (Note 2)	—	1,329	—

Total investment income	67,197	13,456	1,001,231

EXPENSES
Investment advisory fees (Note 2)	18,494	5,521	1,098,439

Total expenses	18,494	5,521	1,098,439
Less investment advisory fees waived (Note 2)	(5,167)	—	—

Net expenses	13,327	5,521	1,098,439

Net investment income (loss)	53,870	7,935	(97,208)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(50,667)	(8,262)	(6,061,230)
In-kind redemptions — unaffiliated	—	90,486	11,573,376
Foreign currency transactions	(5,135)	62	(18,134)

Net realized gain (loss)	(55,802)	82,286	5,494,012

Net change in unrealized appreciation/depreciation on:
Investments	384,733	334,052	65,117,306
Translation of assets and liabilities in foreign currencies	689	(176)	1,184

Net change in unrealized appreciation/depreciation	385,422	333,876	65,118,490

Net realized and unrealized gain	329,620	416,162	70,612,502

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$383,490	$424,097	$70,515,294

[a]	Net of foreign withholding tax of $4,099, $2,140 and $166,520, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2013

	iShares MSCI Ireland Capped Investable Market Index Fund	iShares MSCI New Zealand Capped Investable Market Index Fund	iShares MSCI Norway Capped Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$87,296	$3,238,279	$51,663
Interest — affiliated (Note 2)	6	106	1
Securities lending income — affiliated (Note 2)	—	3,466	2,369

Total investment income	87,302	3,241,851	54,033

EXPENSES
Investment advisory fees (Note 2)	59,672	370,963	22,859

Total expenses	59,672	370,963	22,859

Net investment income	27,630	2,870,888	31,174

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(97,345)	796,380	698
In-kind redemptions — unaffiliated	—	1,628,535	517,144
Foreign currency transactions	2,237	20,908	790

Net realized gain (loss)	(95,108)	2,445,823	518,632

Net change in unrealized appreciation/depreciation on:
Investments	6,179,207	19,374,066	252,043
Translation of assets and liabilities in foreign currencies	(708)	1,512	(351)

Net change in unrealized appreciation/depreciation	6,178,499	19,375,578	251,692

Net realized and unrealized gain	6,083,391	21,821,401	770,324

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,111,021	$24,692,289	$801,498

[a]	Net of foreign withholding tax of $ —, $520,227 and $284, respectively.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2013

	iShares MSCI Philippines Investable Market Index Fund	iShares MSCI Poland Capped Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$481,584	$76,862
Interest — affiliated (Note 2)	33	89
Securities lending income — affiliated (Note 2)	—	82,160

Total investment income	481,617	159,111

EXPENSES
Investment advisory fees (Note 2)	549,845	474,123

Total expenses	549,845	474,123

Net investment loss	(68,228)	(315,012)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	53,349	(4,233,474)
In-kind redemptions — unaffiliated	3,027,936	3,961,751
Foreign currency transactions	7,379	123,643

Net realized gain (loss)	3,088,664	(148,080)

Net change in unrealized appreciation/depreciation on:
Investments	61,741,431	17,155,616
Translation of assets and liabilities in foreign currencies	(3,691)	(20,253)

Net change in unrealized appreciation/depreciation	61,737,740	17,135,363

Net realized and unrealized gain	64,826,404	16,987,283

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,758,176	$16,672,271

[a]	Net of foreign withholding tax of $206,393 and $13,323, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Peru Capped Index Fund		iShares MSCI China Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,891,501	$10,321,769	$47,296	$9,121,924
Net realized gain (loss)	(2,944,044)	(5,578,847)	(5,845,615)	1,949,779
Net change in unrealized appreciation/depreciation	29,603,187	(2,336,798)	91,917,737	(43,346,049)

Net increase (decrease) in net assets resulting from operations	30,550,644	2,406,124	86,119,418	(32,274,346)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,880,984)	(11,499,696)	(1,592,445)	(8,490,288)

Total distributions to shareholders	(7,880,984)	(11,499,696)	(1,592,445)	(8,490,288)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	275,104,880	182,586,827	842,931,702	534,667,353
Cost of shares redeemed	(92,173,171)	(312,876,544)	—	(167,014,245)

Net increase (decrease) in net assets from capital share transactions	182,931,709	(130,289,717)	842,931,702	367,653,108

INCREASE (DECREASE) IN NET ASSETS	205,601,369	(139,383,289)	927,458,675	326,888,474

NET ASSETS
Beginning of period	332,707,948	472,091,237	349,140,280	22,251,806

End of period	$538,309,317	$332,707,948	$1,276,598,955	$349,140,280

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,769,344)	$220,139	$(908,493)	$636,656

SHARES ISSUED AND REDEEMED
Shares sold	6,100,000	4,300,000	18,100,000	12,300,000
Shares redeemed	(2,100,000)	(7,450,000)	—	(4,000,000)

Net increase (decrease) in shares outstanding	4,000,000	(3,150,000)	18,100,000	8,300,000

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Denmark Capped Investable Market Index Fund		iShares MSCI Emerging Markets Latin America Index Fund
	Six months ended February 28, 2013 (Unaudited)	Period from January 25, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Period from January 18, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(3,589)	$36,454	$53,870	$88,800
Net realized gain (loss)	701,189	248,247	(55,802)	(79,045)
Net change in unrealized appreciation/depreciation	(56,285)	222,506	385,422	(508,013)

Net increase (decrease) in net assets resulting from operations	641,315	507,207	383,490	(498,258)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,504)	(31,557)	(42,708)	(76,278)

Total distributions to shareholders	(4,504)	(31,557)	(42,708)	(76,278)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,784,106	8,141,094	10,347,284	5,350,466
Cost of shares redeemed	(7,824,241)	(2,753,231)	—	—

Net increase (decrease) in net assets from capital share transactions	(3,040,135)	5,387,863	10,347,284	5,350,466

INCREASE (DECREASE) IN NET ASSETS	(2,403,324)	5,863,513	10,688,066	4,775,930

NET ASSETS
Beginning of period	5,863,513	—	4,775,930	—

End of period	$3,460,189	$5,863,513	$15,463,996	$4,775,930

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,196)	$4,504	$19,616	$8,454

SHARES ISSUED AND REDEEMED
Shares sold	150,000	300,000	200,000	100,000
Shares redeemed	(250,000)	(100,000)	—	—

Net increase (decrease) in shares outstanding	(100,000)	200,000	200,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Finland Capped Investable Market Index Fund		iShares MSCI Indonesia Investable Market Index Fund
	Six months ended February 28, 2013 (Unaudited)	Period from January 25, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,935	$101,347	$(97,208)	$3,742,257
Net realized gain (loss)	82,286	(40,521)	5,494,012	5,037,744
Net change in unrealized appreciation/depreciation	333,876	(309,710)	65,118,490	(36,226,233)

Net increase (decrease) in net assets resulting from operations	424,097	(248,884)	70,515,294	(27,446,232)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,492)	(99,721)	(941,134)	(4,367,055)
Return of capital	—	(3,833)	—	—

Total distributions to shareholders	(4,492)	(103,554)	(941,134)	(4,367,055)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,415,871	2,562,603	216,329,325	172,632,556
Cost of shares redeemed	(1,319,101)	—	(75,580,847)	(124,342,568)

Net increase in net assets from capital share transactions	96,770	2,562,603	140,748,478	48,289,988

INCREASE IN NET ASSETS	516,375	2,210,165	210,322,638	16,476,701

NET ASSETS
Beginning of period	2,210,165	—	282,072,839	265,596,138

End of period	$2,726,540	$2,210,165	$492,395,477	$282,072,839

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,443	$—	$(884,247)	$154,095

SHARES ISSUED AND REDEEMED
Shares sold	50,000	100,000	7,000,000	5,700,000
Shares redeemed	(50,000)	—	(2,450,000)	(4,250,000)

Net increase in shares outstanding	—	100,000	4,550,000	1,450,000

[a]	Commencement of operations.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Ireland Capped Investable Market Index Fund		iShares MSCI New Zealand Capped Investable Market Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,630	$134,262	$2,870,888	$4,663,762
Net realized gain (loss)	(95,108)	83,707	2,445,823	3,593,717
Net change in unrealized appreciation/depreciation	6,178,499	624,841	19,375,578	(8,180,491)

Net increase in net assets resulting from operations	6,111,021	842,810	24,692,289	76,988

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(129,177)	(130,971)	(4,257,810)	(7,275,204)

Total distributions to shareholders	(129,177)	(130,971)	(4,257,810)	(7,275,204)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,230,603	3,859,258	68,104,509	24,494,216
Cost of shares redeemed	—	(1,041,792)	(6,830,755)	(47,526,929)

Net increase (decrease) in net assets from capital share transactions	32,230,603	2,817,466	61,273,754	(23,032,713)

INCREASE (DECREASE) IN NET ASSETS	38,212,447	3,529,305	81,708,233	(30,230,929)

NET ASSETS
Beginning of period	8,358,899	4,829,594	104,263,273	134,494,202

End of period	$46,571,346	$8,358,899	$185,971,506	$104,263,273

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(95,697)	$5,850	$(1,877,385)	$(490,463)

SHARES ISSUED AND REDEEMED
Shares sold	1,350,000	200,000	1,950,000	800,000
Shares redeemed	—	(50,000)	(200,000)	(1,600,000)

Net increase (decrease) in shares outstanding	1,350,000	150,000	1,750,000	(800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Norway Capped Investable Market Index Fund		iShares MSCI Philippines Investable Market Index Fund
	Six months ended February 28, 2013 (Unaudited)	Period from January 23, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$31,174	$132,376	$(68,228)	$1,278,953
Net realized gain (loss)	518,632	(45,403)	3,088,664	11,029,241
Net change in unrealized appreciation/depreciation	251,692	193,021	61,737,740	5,014,061

Net increase in net assets resulting from operations	801,498	279,994	64,758,176	17,322,255

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,417)	(129,153)	(261,888)	(1,365,192)

Total distributions to shareholders	(38,417)	(129,153)	(261,888)	(1,365,192)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,674,904	5,323,461	174,897,869	90,981,985
Cost of shares redeemed	(2,982,738)	—	(8,042,239)	(93,918,945)

Net increase (decrease) in net assets from capital share transactions	2,692,166	5,323,461	166,855,630	(2,936,960)

INCREASE IN NET ASSETS	3,455,247	5,474,302	231,351,918	13,020,103

NET ASSETS
Beginning of period	5,474,302	—	98,379,882	85,359,779

End of period	$8,929,549	$5,474,302	$329,731,800	$98,379,882

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(7,129)	$114	$(68,228)	$261,888

SHARES ISSUED AND REDEEMED
Shares sold	200,000	200,000	5,050,000	3,350,000
Shares redeemed	(100,000)	—	(200,000)	(3,450,000)

Net increase (decrease) in shares outstanding	100,000	200,000	4,850,000	(100,000)

[a]	Commencement of operations.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Poland Capped Investable Market Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(315,012)	$6,158,495
Net realized loss	(148,080)	(18,970,540)
Net change in unrealized appreciation/depreciation	17,135,363	(16,014,919)

Net increase (decrease) in net assets resulting from operations	16,672,271	(28,826,964)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,900,947)	(6,287,598)

Total distributions to shareholders	(3,900,947)	(6,287,598)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,019,416	34,807,959
Cost of shares redeemed	(38,395,879)	(37,331,707)

Net increase (decrease) in net assets from capital share transactions	16,623,537	(2,523,748)

INCREASE (DECREASE) IN NET ASSETS	29,394,861	(37,638,310)

NET ASSETS
Beginning of period	127,635,344	165,273,654

End of period	$157,030,205	$127,635,344

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(320,046)	$3,895,913

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	1,400,000
Shares redeemed	(1,400,000)	(1,550,000)

Net increase (decrease) in shares outstanding	550,000	(150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Peru Capped Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Period from Jun. 19, 2009[a] to Aug. 31, 2009
Net asset value, beginning of period	$41.33	$42.15	$36.28	$28.30	$25.20

Income from investment operations:
Net investment income (loss)[b]	0.41	0.99	1.02	0.97	(0.00)[c]
Net realized and unrealized gain (loss)[d]	3.78	(0.67)	5.79	7.78	3.10

Total from investment operations	4.19	0.32	6.81	8.75	3.10

Less distributions from:
Net investment income	(0.85)	(1.14)	(0.94)	(0.77)	—
Net realized gain	—	—	—	(0.00)[c,e]	—

Total distributions	(0.85)	(1.14)	(0.94)	(0.77)	—

Net asset value, end of period	$44.67	$41.33	$42.15	$36.28	$28.30

Total return	10.18%[f]	0.79%	18.68%	31.36%	12.18%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$538,309	$332,708	$472,091	$235,816	$70,751
Ratio of expenses to average net assets[g,h]	0.51%	0.51%	0.51%	0.52%	0.54%
Ratio of expenses to average net assets prior to waived fees[g,h]	0.60%	0.61%	0.59%	0.62%	0.66%
Ratio of net investment income (loss) to average net assets[g]	1.82%	2.37%	2.29%	2.91%	(0.02)%
Portfolio turnover rate[i]	4%	10%	9%	10%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Period from Mar. 29, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$39.68	$44.50	$50.30

Income from investment operations:
Net investment income[b]	0.00 [c]	1.56	0.89
Net realized and unrealized gain (loss)[d]	7.87	(5.46)	(5.74)

Total from investment operations	7.87	(3.90)	(4.85)

Less distributions from:
Net investment income	(0.09)	(0.92)	(0.93)
Return of capital	—	—	(0.02)

Total distributions	(0.09)	(0.92)	(0.95)

Net asset value, end of period	$47.46	$39.68	$44.50

Total return	19.87%[e]	(8.80)%	(9.75)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,276,599	$349,140	$22,252
Ratio of expenses to average net assets[f]	0.60%	0.61%	0.58%
Ratio of net investment income to average net assets[f]	0.01%	3.69%	4.23%
Portfolio turnover rate[g]	4%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Denmark Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$29.32	$26.12

Income from investment operations:
Net investment income (loss)[b]	(0.03)	0.32
Net realized and unrealized gain[c]	5.36	3.20

Total from investment operations	5.33	3.52

Less distributions from:
Net investment income	(0.05)	(0.32)

Total distributions	(0.05)	(0.32)

Net asset value, end of period	$34.60	$29.32

Total return	18.18%[d]	13.58%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,460	$5,864
Ratio of expenses to average net assets[e]	0.53%	0.53%
Ratio of net investment income (loss) to average net assets[e]	(0.21)%	1.87%
Portfolio turnover rate[f]	4%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Latin America Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 18, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$47.76	$53.47

Income from investment operations:
Net investment income[b]	0.50	0.89
Net realized and unrealized gain (loss)[c]	3.72	(5.84)

Total from investment operations	4.22	(4.95)

Less distributions from:
Net investment income	(0.43)	(0.76)

Total distributions	(0.43)	(0.76)

Net asset value, end of period	$51.55	$47.76

Total return	8.84%[d]	(9.22)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,464	$4,776
Ratio of expenses to average net assets[e]	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%
Ratio of net investment income to average net assets[e]	1.98%	2.79%
Portfolio turnover rate[f]	4%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the periods ended February 28, 2013 and August 31, 2012 were 4% and 3%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Finland Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$22.10	$25.63

Income from investment operations:
Net investment income[b]	0.09	1.01
Net realized and unrealized gain (loss)[c]	5.12	(3.50)

Total from investment operations	5.21	(2.49)

Less distributions from:
Net investment income	(0.04)	(1.00)
Return of capital	—	(0.04)

Total distributions	(0.04)	(1.04)

Net asset value, end of period	$27.27	$22.10

Total return	23.60%[d]	(9.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,727	$2,210
Ratio of expenses to average net assets[e]	0.53%	0.53%
Ratio of net investment income to average net assets[e]	0.76%	7.04%
Portfolio turnover rate[f]	5%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Indonesia Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$28.49	$31.43	$25.09	$23.58

Income from investment operations:
Net investment income (loss)[b]	(0.01)	0.39	0.36	0.24
Net realized and unrealized gain (loss)[c]	5.67	(2.88)	6.23	1.35

Total from investment operations	5.66	(2.49)	6.59	1.59

Less distributions from:
Net investment income	(0.07)	(0.45)	(0.25)	(0.08)

Total distributions	(0.07)	(0.45)	(0.25)	(0.08)

Net asset value, end of period	$34.08	$28.49	$31.43	$25.09

Total return	19.96%[d]	(7.92)%	26.31%	6.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$492,395	$282,073	$265,596	$11,290
Ratio of expenses to average net assets[e]	0.60%	0.61%	0.59%	0.61%
Ratio of net investment income (loss) to average net assets[e]	(0.05)%	1.31%	1.21%	3.02%
Portfolio turnover rate[f]	5%	8%	16%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Ireland Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$20.90	$19.32	$18.85	$22.77

Income from investment operations:
Net investment income[b]	0.03	0.38	0.52	0.01
Net realized and unrealized gain (loss)[c]	5.77	1.56	0.66	(3.90)

Total from investment operations	5.80	1.94	1.18	(3.89)

Less distributions from:
Net investment income	(0.09)	(0.36)	(0.71)	(0.03)

Total distributions	(0.09)	(0.36)	(0.71)	(0.03)

Net asset value, end of period	$26.61	$20.90	$19.32	$18.85

Total return	27.86%[d]	10.11%	6.03%	(17.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$46,571	$8,359	$4,830	$2,828
Ratio of expenses to average net assets[e]	0.51%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[e]	0.24%	1.91%	2.47%	0.22%
Portfolio turnover rate[f]	11%	21%	24%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI New Zealand Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Period from Sept. 1, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$31.12	$32.41	$25.55

Income from investment operations:
Net investment income[b]	0.68	1.25	1.41
Net realized and unrealized gain (loss)[c]	5.62	(0.50)	6.49

Total from investment operations	6.30	0.75	7.90

Less distributions from:
Net investment income	(0.95)	(2.04)	(1.04)

Total distributions	(0.95)	(2.04)	(1.04)

Net asset value, end of period	$36.47	$31.12	$32.41

Total return	20.42%[d]	3.30%	31.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$185,972	$104,263	$134,494
Ratio of expenses to average net assets[e]	0.51%	0.53%	0.51%
Ratio of net investment income to average net assets[e]	3.98%	4.21%	4.65%
Portfolio turnover rate[f]	15%	12%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Norway Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 23, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$27.37	$25.94

Income from investment operations:
Net investment income[b]	0.10	0.82
Net realized and unrealized gain[c]	2.43	1.26

Total from investment operations	2.53	2.08

Less distributions from:
Net investment income	(0.13)	(0.65)

Total distributions	(0.13)	(0.65)

Net asset value, end of period	$29.77	$27.37

Total return	9.25%[d]	8.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,930	$5,474
Ratio of expenses to average net assets[e]	0.53%	0.53%
Ratio of net investment income to average net assets[e]	0.72%	5.16%
Portfolio turnover rate[f]	4%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Philippines Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$29.37	$24.74	$24.85

Income from investment operations:
Net investment income (loss)[b]	(0.01)	0.33	0.46
Net realized and unrealized gain (loss)[c]	10.89	4.62	(0.40)

Total from investment operations	10.88	4.95	0.06

Less distributions from:
Net investment income	(0.04)	(0.32)	(0.17)

Total distributions	(0.04)	(0.32)	(0.17)

Net asset value, end of period	$40.21	$29.37	$24.74

Total return	37.08%[d]	20.08%	0.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$329,732	$98,380	$85,360
Ratio of expenses to average net assets[e]	0.60%	0.61%	0.59%
Ratio of net investment income (loss) to average net assets[e]	(0.07)%	1.21%	2.03%
Portfolio turnover rate[f]	2%	25%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Poland Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 25, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$24.31	$30.61	$27.52	$23.66

Income from investment operations:
Net investment income (loss)[b]	(0.05)	1.22	1.42	0.29
Net realized and unrealized gain (loss)[c]	3.44	(6.23)	2.10	3.74

Total from investment operations	3.39	(5.01)	3.52	4.03

Less distributions from:
Net investment income	(0.63)	(1.29)	(0.43)	(0.17)

Total distributions	(0.63)	(1.29)	(0.43)	(0.17)

Net asset value, end of period	$27.07	$24.31	$30.61	$27.52

Total return	13.77%[d]	(15.88)%	12.63%	17.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$157,030	$127,635	$165,274	$59,176
Ratio of expenses to average net assets[e]	0.60%	0.61%	0.59%	0.61%
Ratio of net investment income (loss) to average net assets[e]	(0.40)%	5.03%	4.08%	4.05%
Portfolio turnover rate[f]	8%	15%	23%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
All Peru Capped	Non-diversified
China	Non-diversified
Denmark Capped Investable Market	Non-diversified
Emerging Markets Latin America	Non-diversified
Finland Capped Investable Market	Non-diversified
Indonesia Investable Market	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Ireland Capped Investable Market	Non-diversified
New Zealand Capped Investable Market[a]	Non-diversified
Norway Capped Investable Market	Non-diversified
Philippines Investable Market	Non-diversified
Poland Capped Investable Market[b]	Non-diversified

[a]	Formerly the iShares MSCI New Zealand Investable Market Index Fund.
[b]	Formerly the iShares MSCI Poland Investable Market Index Fund.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
All Peru Capped
Assets:
Common Stocks	$537,832,468	$—	$—	$537,832,468
Money Market Funds	565,479	—	—	565,479

	$538,397,947	$—	$—	$538,397,947

China
Assets:
Common Stocks	$1,274,648,020	$—	$—	$1,274,648,020
Money Market Funds	50,196,899	—	—	50,196,899

	$1,324,844,919	$—	$—	$1,324,844,919

Denmark Capped Investable Market
Assets:
Common Stocks	$3,458,073	$—	$—	$3,458,073
Money Market Funds	56,608	—	—	56,608

	$3,514,681	$—	$—	$3,514,681

Emerging Markets Latin America
Assets:
Common Stocks	$10,677,109	$—	$—	$10,677,109
Preferred Stocks	4,714,311	—	—	4,714,311
Rights	1,661	—	—	1,661
Money Market Funds	43,744	—	—	43,744

	$15,436,825	$—	$—	$15,436,825

Finland Capped Investable Market
Assets:
Common Stocks	$2,711,453	$—	$—	$2,711,453
Rights	1,727	—	—	1,727
Money Market Funds	179,679	—	—	179,679

	2,892,859	$—	$—	$2,892,859

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Indonesia Investable Market
Assets:
Common Stocks	$492,044,464	$—	$0	[a]	$492,044,464
Money Market Funds	341,528	—	—		341,528

	$492,385,992	$—	$0	[a]	$492,385,992

Ireland Capped Investable Market
Assets:
Common Stocks	$46,523,875	$—	$—		$46,523,875
Money Market Funds	9,011	—	—		9,011

	$46,532,886	$—	$—		$46,532,886

New Zealand Capped Investable Market
Assets:
Common Stocks	$183,016,708	$2,914,632	$—		$185,931,340
Money Market Funds	3,565,545	—	—		3,565,545

	$186,582,253	$2,914,632	$—		$189,496,885

Norway Capped Investable Market
Assets:
Common Stocks	$8,893,630	$—	$—		$8,893,630
Money Market Funds	238,889	—	—		238,889

	$9,132,519	$—	$—		$9,132,519

Philippines Investable Market
Assets:
Common Stocks	$329,824,024	$—	$—		$329,824,024
Money Market Funds	138,761	—	—		138,761

	$329,962,785	$—	$—		$329,962,785

Poland Capped Investable Market
Assets:
Common Stocks	$156,851,525	$—	$—		$156,851,525
Rights	—	14,835	—		14,835
Money Market Funds	5,005,744	—	—		5,005,744

	$161,857,269	$14,835	$—		$161,872,104

[a]	Rounds to less than $1.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The iShares MSCI New Zealand Investable Capped Market Index Fund had transfers from Level 1 to Level 2 during the period ended February 28, 2013 in the amount of $2,914,632, resulting from a temporary suspension of trading due to a pending corporate announcement.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Ireland Capped Investable Market and iShares MSCI New Zealand Capped Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares MSCI All Peru Capped, iShares MSCI China, iShares MSCI Indonesia Investable Market, iShares MSCI Philippines Investable Market and iShares MSCI Poland Capped Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

BFA has voluntarily waived a portion of its investment advisory fee for the iShares MSCI All Peru Capped Index Fund in the amount of $199,662.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
Denmark Capped Investable Market	0.53%
Emerging Markets Latin America	0.68
Finland Capped Investable Market	0.53
Norway Capped Investable Market	0.53

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Latin America Index Fund through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the six months ended February 28, 2013. In addition, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
China	$152,878
Denmark Capped Investable Market	761
Finland Capped Investable Market	715
New Zealand Capped Investable Market	1,866
Norway Capped Investable Market	1,275
Poland Capped Investable Market	44,240

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI Emerging Markets Latin America Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	Purchases	Sales
All Peru Capped	$18,196,914	$21,800,700
China	106,222,280	31,346,183
Denmark Capped Investable Market	150,088	176,181
Emerging Markets Latin America	7,258,523	287,801
Finland Capped Investable Market	99,736	109,295
Indonesia Investable Market	19,438,082	18,874,565
Ireland Capped Investable Market	2,809,563	2,637,758
New Zealand Capped Investable Market	23,727,168	22,630,686
Norway Capped Investable Market	369,185	399,329
Philippines Investable Market	12,300,380	4,259,483
Poland Capped Investable Market	13,469,670	12,004,549

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
All Peru Capped	$274,713,734	$92,083,458
China	765,273,342	—
Denmark Capped Investable Market	4,780,399	7,806,005
Emerging Markets Latin America	3,324,839	—
Finland Capped Investable Market	1,415,590	1,317,808
Indonesia Investable Market	214,017,006	74,766,451
Ireland Capped Investable Market	31,944,175	—
New Zealand Capped Investable Market	65,731,733	6,760,006
Norway Capped Investable Market	5,671,861	2,982,283
Philippines Investable Market	166,622,161	7,576,671
Poland Capped Investable Market	51,917,533	38,248,009

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring [a]	Expiring 2019	Total
All Peru Capped	$3,294,450	$481,024	$3,775,474
China	97,714	—	97,714
Denmark Capped Investable Market	20,320	—	20,320
Emerging Markets Latin America	74,977	—	74,977
Finland Capped Investable Market	29,842	—	29,842
Indonesia Investable Market	1,370,438	20,329	1,390,767
Ireland Capped Investable Market	253,420	68,256	321,676
New Zealand Capped Investable Market	1,799,860	—	1,799,860
Norway Capped Investable Market	26,795	—	26,795
Philippines Investable Market	300,509	—	300,509
Poland Capped Investable Market	3,368,768	5	3,368,773

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Peru Capped	$574,533,322	$46,614,941	$(82,750,316)	$(36,135,375)
China	1,280,730,002	66,767,863	(22,652,946)	44,114,917
Denmark Capped Investable Market	3,353,146	200,052	(38,517)	161,535
Emerging Markets Latin America	15,561,254	644,567	(768,996)	(124,429)
Finland Capped Investable Market	2,877,587	193,350	(178,078)	15,272
Indonesia Investable Market	465,056,956	62,393,356	(35,064,320)	27,329,036
Ireland Capped Investable Market	40,183,212	6,696,838	(347,164)	6,349,674
New Zealand Capped Investable Market	167,574,148	23,776,303	(1,853,566)	21,922,737
Norway Capped Investable Market	8,703,790	676,947	(248,218)	428,729
Philippines Investable Market	262,580,069	68,615,886	(1,233,170)	67,382,716
Poland Capped Investable Market	202,277,687	3,019,540	(43,425,123)	(40,405,583)

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
All Peru Capped	$0.74685	$—	$0.10194	$0.84879	88%	—%	12%	100%
Denmark Capped Investable Market	0.04102	—	0.00402	0.04504	91	—	9	100
Emerging Markets Latin America	0.35717	—	0.06991	0.42708	84	—	16	100
Finland Capped Investable Market	0.02687	—	0.01805	0.04492	60	—	40	100
Indonesia Investable Market	0.04019	—	0.03391	0.07410	54	—	46	100
Ireland Capped Investable Market	0.08278	—	0.00949	0.09227	90	—	10	100
New Zealand Capped Investable Market	0.75347	—	0.19271	0.94618	80	—	20	100
Philippines Investable Market	0.03847	—	0.00377	0.04224	91	—	9	100
Poland Capped Investable Market	0.59609	—	0.03309	0.62918	95	—	5	100

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-86-0213

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI Australia Small Cap Index Fund | EWAS | BATS
➢	iShares MSCI Brazil Small Cap Index Fund | EWZS | NYSE Arca
➢	iShares MSCI Canada Small Cap Index Fund | EWCS | BATS
➢	iShares MSCI China Small Cap Index Fund | ECNS | NYSE Arca
➢	iShares MSCI Germany Small Cap Index Fund | EWGS | BATS
➢	iShares MSCI Hong Kong Small Cap Index Fund | EWHS | NYSE Arca
➢	iShares MSCI Singapore Small Cap Index Fund | EWSS | NYSE Arca
➢	iShares MSCI United Kingdom Small Cap Index Fund | EWUS | BATS

Fund Performance Overview

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.27)%	(0.49)%	(1.32)%	7.20%	6.71%	7.19%	7.92%	7.38%	7.93%

Total returns for the period since inception are calculated from the inception date of the Fund (1/25/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Australia Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Australia Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the Australian securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 16.14%, net of fees, while the total return for the Index was 16.27%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

Basic Materials	22.37%
Financial	16.47
Industrial	14.50
Consumer Non-Cyclical	12.60
Communications	10.61
Consumer Cyclical	9.41
Energy	7.57
Utilities	4.16
Investment Companies	1.43
Technology	0.32
Short-Term and Other Net Assets	0.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Seek Ltd.	2.23%
GrainCorp Ltd. Class A	2.03
Commonwealth Property Office Fund	1.91
Downer EDI Ltd.	1.87
BlueScope Steel Ltd.	1.87
Bank of Queensland Ltd.	1.79
DUET Group	1.78
Primary Health Care Ltd.	1.73
Spark Infrastructure Group	1.55
Australian Infrastructure Fund	1.43

TOTAL	18.19%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.51%	3.61%	4.95%	7.85%	7.80%	8.40%	20.06%	19.95%	21.59%

Total returns for the period since inception are calculated from the inception date of the Fund (9/28/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/29/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Brazil Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Brazil Small Cap IndexSM (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities in the bottom 14% by market capitalization of equity securities listed on stock exchanges in Brazil. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 13.20%, net of fees, while the total return for the Index was 13.63%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	30.42%
Consumer Cyclical	23.99
Financial	23.09
Industrial	8.08
Utilities	5.68
Basic Materials	3.24
Energy	2.37
Communications	2.03
Diversified	0.84
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Estacio Participacoes SA	5.64%
Equatorial Energia SA	3.74
Mills Estruturas e Servicos de Engenharia SA	3.29
Brazil Pharma SA	2.86
Aliansce Shopping Centers SA	2.77
Marfrig Alimentos SA	2.74
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2.50
Gafisa SA	2.48
Arezzo Industria e Comercio SA	2.40
Iguatemi Empresa de Shopping Centers SA	2.30

TOTAL	30.72%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.46)%	(11.44)%	(11.26)%	(6.60)%	(6.94)%	(6.33)%	(7.21)%	(7.57)%	(6.94)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/25/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Canada Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the Canadian securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was -0.56%, net of fees, while the total return for the Index was -0.47%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Energy	26.23%
Basic Materials	25.48
Financial	14.62
Consumer Non-Cyclical	7.51
Utilities	7.51
Consumer Cyclical	6.61
Industrial	6.53
Communications	5.16
Diversified	0.79
Technology	0.37
Short-Term and Other Net Assets	(0.81)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Keyera Corp.	1.96%
AltaGas Ltd.	1.70
Methanex Corp.	1.65
Peyto Exploration & Development Corp.	1.60
ATCO Ltd. Class I NVS	1.57
Gibson Energy Inc.	1.40
West Fraser Timber Co. Ltd.	1.34
Aimia Inc.	1.26
Astral Media Inc. Class A	1.19
Veresen Inc.	1.19

TOTAL	14.86%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.96%	12.84%	11.36%	(4.10)%	(3.97)%	(4.28)%	(9.63)%	(9.34)%	(10.06)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/28/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/29/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI China Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Small Cap IndexSM (the “Index”). The Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities in the bottom 14% by market capitalization of the Chinese equity securities markets, as represented by shares available to international investors. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 37.16%, net of fees, while the total return for the Index was 37.67%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Industrial	22.13%
Consumer Non-Cyclical	18.84
Consumer Cyclical	18.25
Financial	14.67
Basic Materials	8.78
Technology	5.20
Energy	4.42
Utilities	3.66
Communications	3.09
Diversified	0.86
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Sino Biopharmaceutical Ltd.	1.79%
China Everbright International Ltd.	1.53
Shenzhen International Holdings Ltd.	1.32
Shenzhou International Group Holdings Ltd.	1.30
Semiconductor Manufacturing International Corp.	1.24
Skyworth Digital Holdings Ltd.	1.23
Digital China Holdings Ltd.	1.23
Sunac China Holdings Ltd.	1.21
Hopson Development Holdings Ltd.	1.11
China Yurun Food Group Ltd.	1.02

TOTAL	12.98%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.34%	20.74%	19.59%	28.41%	28.59%	27.95%	31.52%	31.72%	31.13%

Total returns for the period since inception are calculated from the inception date of the Fund (1/25/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Germany Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Germany Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the German securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 24.86%, net of fees, while the total return for the Index was 25.09%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Industrial	32.01%
Consumer Non-Cyclical	15.58
Financial	14.40
Consumer Cyclical	9.86
Technology	8.50
Basic Materials	7.65
Communications	6.90
Energy	4.79
Diversified	0.21
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Bilfinger Berger SE	4.78%
MTU Aero Engines Holding AG	4.73
Symrise AG	4.44
Deutsche Wohnen AG Bearer	3.04
Wirecard AG	2.95
Sky Deutschland AG	2.86
Fuchs Petrolub AG (Preferred)	2.85
Software AG	2.64
Aurubis AG	2.47
Stada Arzneimittel AG	2.41

TOTAL	33.17%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.85%	11.44%	12.03%	28.82%	29.00%	26.97%	33.36%	33.56%	31.28%

Total returns for the period since inception are calculated from the inception date of the Fund (1/10/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/12/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Hong Kong Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Hong Kong Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the Hong Kong securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 24.38%, net of fees, while the total return for the Index was 24.58%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Cyclical	32.63%
Financial	20.81
Industrial	19.35
Communications	16.33
Basic Materials	3.85
Diversified	3.46
Consumer Non-Cyclical	2.28
Energy	1.19
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

AAC Technologies Holdings Inc.	6.05%
Techtronic Industries Co. Ltd.	5.46
Television Broadcasts Ltd.	5.43
Esprit Holdings Ltd.	5.34
VTech Holdings Ltd.	4.21
Champion REIT	3.31
Stella International Holdings Ltd.	3.19
Melco International Development Ltd.	3.06
Giordano International Ltd.	2.72
Cafe de Coral Holdings Ltd.	2.55

TOTAL	41.32%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE SMALL CAP INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.58%	26.34%	27.90%	42.62%	41.59%	40.92%	49.71%	48.48%	47.84%

Total returns for the period since inception are calculated from the inception date of the Fund (1/10/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/12/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Singapore Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Singapore Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the Singaporean securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 18.92%, net of fees, while the total return for the Index was 19.31%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	52.45%
Industrial	24.54
Consumer Non-Cyclical	12.01
Consumer Cyclical	3.86
Basic Materials	2.99
Communications	2.54
Technology	0.52
Diversified	0.40
Energy	0.09
Short-Term and Other Net Assets	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Suntec REIT	8.35%
Venture Corp. Ltd.	4.64
SATS Ltd.	4.48
Singapore Post Ltd.	4.23
Mapletree Logistics Trust	3.79
Mapletree Industrial Trust	3.76
CDL Hospitality Trusts	3.32
Mapletree Commercial Trust	3.27
Keppel REIT Management Ltd.	2.88
Ezion Holdings Ltd.	2.68

TOTAL	41.40%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.74%	15.98%	16.58%	25.69%	26.08%	26.34%	28.46%	28.91%	29.32%

Total returns for the period since inception are calculated from the inception date of the Fund (1/25/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI United Kingdom Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI United Kingdom Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the British securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 15.71%, net of fees, while the total return for the Index was 16.11%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Cyclical	21.63%
Financial	18.68
Consumer Non-Cyclical	13.80
Industrial	13.32
Communications	9.99
Basic Materials	8.08
Energy	7.82
Technology	3.74
Diversified	1.57
Utilities	1.19
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Informa PLC	1.44%
Travis Perkins PLC	1.44
Mondi PLC	1.43
Persimmon PLC	1.31
William Hill PLC	1.28
Spectris PLC	1.28
Ashtead Group PLC	1.26
Taylor Wimpey PLC	1.24
John Wood Group PLC	1.15
Berkeley Group Holdings PLC (The)	1.14

TOTAL	12.97%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Australia Small Cap
Actual	$1,000.00	$1,161.40	0.59%	$3.16
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
Brazil Small Cap
Actual	1,000.00	1,132.00	0.60	3.17
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01
Canada Small Cap
Actual	1,000.00	994.40	0.59	2.92
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
China Small Cap
Actual	1,000.00	1,371.60	0.60	3.53
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Germany Small Cap
Actual	$1,000.00	$1,248.60	0.59%	$3.29
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
Hong Kong Small Cap
Actual	1,000.00	1,243.80	0.59	3.28
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
Singapore Small Cap
Actual	1,000.00	1,189.20	0.59	3.20
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96
United Kingdom Small Cap
Actual	1,000.00	1,157.10	0.59	3.16
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 97.61%

ADVERTISING — 0.31%
STW Communications Group Ltd.	2,723	$3,875

		3,875
AGRICULTURE — 2.10%
Australian Agricultural Co. Ltd.[a]	633	872
GrainCorp Ltd. Class A	2,049	25,759

		26,631
APPAREL — 0.80%
Billabong International Ltd.	3,526	3,086
Pacific Brands Ltd.	8,701	7,037

		10,123
AUTO PARTS & EQUIPMENT — 0.59%
ARB Corp. Ltd.	576	7,430

		7,430
BANKS — 1.79%
Bank of Queensland Ltd.	2,438	22,713

		22,713
BIOTECHNOLOGY — 0.73%
Mesoblast Ltd.[a,b]	1,010	6,824
Starpharma Holdings Ltd.[a]	2,100	2,397

		9,221
BUILDING MATERIALS — 2.06%
Adelaide Brighton Ltd.	4,404	16,501
CSR Ltd.	4,693	9,561

		26,062
CHEMICALS — 1.84%
DuluxGroup Ltd.	3,349	14,125
Nufarm Ltd.	1,590	9,132

		23,257
COAL — 0.52%
Bandanna Energy Ltd.[a]	985	257
Bathurst Resources Ltd.[a]	5,466	1,903
Coalspur Mines Ltd.[a]	3,250	2,396
Cockatoo Coal Ltd.[a]	5,696	641
Guildford Coal Ltd.[a]	2,977	1,371

		6,568
COMMERCIAL SERVICES — 5.70%
Credit Corp. Group Ltd.	334	3,385
Emeco Holdings Ltd.	5,897	4,075

Security	Shares	Value

Invocare Ltd.	1,013	$11,615
Macquarie Atlas Roads Group[a]	3,687	6,171
McMillan Shakespeare Ltd.	481	7,554
Mermaid Marine Australia Ltd.	1,913	8,323
Navitas Ltd.	1,753	8,937
Programmed Maintenance Services Ltd.	1,049	2,524
Qube Logistics Holdings Ltd.	4,081	7,374
Silex Systems Ltd.[a]	1,113	3,692
Skilled Group Ltd.	1,308	4,620
Thorn Group Ltd.	1,968	3,929

		72,199
DIVERSIFIED FINANCIAL SERVICES — 3.61%
BT Investment Management Ltd.	583	1,993
FlexiGroup Ltd.	1,549	6,407
IOOF Holdings Ltd.	1,591	13,454
Perpetual Ltd.	361	15,197
Platinum Asset Management Ltd.	1,657	8,719

		45,770
ELECTRIC — 3.55%
DUET Group	9,944	22,498
Energy World Corp. Ltd.[a,b]	7,926	2,840
Spark Infrastructure Group	11,701	19,646

		44,984
ENERGY — ALTERNATE SOURCES — 0.79%
Infigen Energy[a]	7,121	2,078
Linc Energy Ltd.[a]	2,851	7,880

		9,958
ENGINEERING & CONSTRUCTION — 7.83%
Boart Longyear Ltd.	4,276	7,595
Cardno Ltd.	1,141	8,364
Clough Ltd.	2,158	2,850
Decmil Group Ltd.	1,239	3,120
Downer EDI Ltd.[a]	4,200	23,735
Forge Group Ltd.	388	2,669
Macmahon Holdings Ltd.	9,202	2,920
Monadelphous Group Ltd.	693	17,651
NRW Holdings Ltd.	2,261	4,745
Sedgman Ltd.	980	1,124
Transfield Services Ltd.	4,269	8,566
UGL Ltd.	1,515	15,836

		99,175

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

ENTERTAINMENT — 1.47%
Ainsworth Game Technology Ltd.[a]	699	$2,541
Aristocrat Leisure Ltd.	4,235	16,128

		18,669
ENVIRONMENTAL CONTROL — 0.59%
Transpacific Industries Group Ltd.[a]	8,077	7,525

		7,525
FOOD — 1.19%
Goodman Fielder Ltd.[a]	17,055	12,921
Tassal Group Ltd.	1,094	2,139

		15,060
FOREST PRODUCTS & PAPER — 0.00%
Gunns Ltd.[a,b,c]	15,059	—

		—
GAS — 0.60%
Envestra Ltd.	7,104	7,636

		7,636
HEALTH CARE — SERVICES — 1.73%
Primary Health Care Ltd.	4,343	21,964

		21,964
HOME BUILDERS — 0.33%
Fleetwood Corp. Ltd.	435	4,217

		4,217
INSURANCE — 1.24%
Challenger Ltd.	4,243	15,681

		15,681
INTERNET — 5.61%
carsales.com Ltd.	1,764	16,668
iiNET Ltd.	1,209	6,213
Iress Ltd.	1,008	8,286
Seek Ltd.	2,729	28,218
SMS Management & Technology Ltd.	606	3,307
Webjet Ltd.	673	3,342
Wotif.com Holdings Ltd.	987	4,971

		71,005
IRON & STEEL — 5.37%
Arrium Ltd.	12,374	15,201
Atlas Iron Ltd.	7,633	11,448
BC Iron Ltd.	500	2,094
BlueScope Steel Ltd.[a]	5,082	23,672

Security	Shares	Value

Gindalbie Metals Ltd.[a]	7,576	$1,900
Grange Resources Ltd.	3,233	894
Mount Gibson Iron Ltd.	6,739	5,071
Northern Iron Ltd.[a]	2,059	1,065
Sundance Resources Ltd.[a]	21,670	6,655

		68,000
MANUFACTURING — 3.31%
Ansell Ltd.	1,112	18,010
Bradken Ltd.	1,576	11,681
G.U.D Holdings Ltd.	544	4,104
GWA Group Ltd.	2,057	5,349
Hills Industries Ltd.	1,979	2,249
Matrix Composites & Engineering Ltd.	360	542

		41,935
MEDIA — 3.56%
APN News & Media Ltd.	4,882	1,499
Fairfax Media Ltd.	19,089	11,237
SAI Global Ltd.	1,494	5,537
Seven West Media Ltd.	5,866	14,113
Southern Cross Media Group Ltd.	4,945	7,796
Ten Network Holdings Ltd.[a]	14,501	4,899

		45,081
METAL FABRICATE & HARDWARE — 0.16%
Austin Engineering Ltd.	403	2,092

		2,092
MINING — 15.17%
Alkane Resources Ltd.[a]	2,783	1,752
Aquarius Platinum Ltd.[a]	3,900	3,633
Aquila Resources Ltd.[a]	1,681	4,543
Ausdrill Ltd.	2,436	7,581
Ausenco Ltd.	805	3,329
Beadell Resources Ltd.[a]	6,432	5,334
Cape Lambert Resources Ltd.[a]	4,466	892
Cudeco Ltd.[a]	1,210	4,633
Discovery Metals Ltd.[a]	3,471	2,221
Energy Resources of Australia Ltd.[a]	1,693	2,271
Evolution Mining Ltd.[a]	4,327	6,024
Focus Minerals Ltd.[a]	38,347	1,021
Gryphon Minerals Ltd.[a,b]	2,902	1,025
Independence Group NL	2,237	10,237
Indophil Resources NLa	6,683	2,326
Intrepid Mines Ltd.[a,b]	4,392	967

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Ivanhoe Australia Ltd.[a]	2,682	$1,057
Jupiter Mines Ltd.[a]	3,684	396
Kingsgate Consolidated Ltd.	1,227	4,497
Kingsrose Mining Ltd.	1,496	1,041
Lynas Corp. Ltd.[a]	16,960	10,765
MACA Ltd.	820	2,434
Medusa Mining Ltd.	1,451	6,358
Metals X Ltd.[a]	7,494	1,151
Mincor Resources NL	1,761	1,749
Mineral Deposits Ltd.[a]	703	2,987
Mineral Resources Ltd.	960	11,076
Mirabela Nickel Ltd.[a]	6,048	2,291
Northern Star Resources Ltd.	3,338	3,195
OM Holdings Ltd.[a]	2,355	808
Paladin Energy Ltd.[a]	7,437	8,946
PanAust Ltd.	3,875	10,949
Panoramic Resources Ltd.	1,935	891
Papillon Resources Ltd.[a]	2,302	3,017
Perilya Ltd.[a]	3,686	1,094
Perseus Mining Ltd.[a]	3,659	6,031
Regis Resources Ltd.[a]	2,697	12,287
Resolute Mining Ltd.	5,749	8,004
Rex Minerals Ltd.[a]	1,148	652
Sandfire Resources NLa	920	6,452
Saracen Mineral Holdings Ltd.[a]	4,232	1,538
Silver Lake Resources Ltd.[a,b]	3,073	6,890
St Barbara Ltd.[a]	4,498	6,078
Tiger Resources Ltd.[a]	4,702	1,516
Troy Resources Ltd.	774	2,338
Western Areas NL	1,310	5,351
Western Desert Resources Ltd.[a]	2,994	2,483

		192,111
OIL & GAS — 6.00%
Aurora Oil and Gas Ltd.[a]	3,337	13,255
AWE Ltd.[a]	5,275	7,020
Beach Energy Ltd.	12,091	17,515
Buru Energy Ltd.[a]	1,823	5,039
Drillsearch Energy Ltd.[a]	3,200	4,586
Horizon Oil Ltd.[a]	8,980	4,045
Karoon Gas Australia Ltd.[a]	1,482	10,605
Maverick Drilling & Exploration Ltd.[a]	1,650	1,039
Nexus Energy Ltd.[a]	10,535	1,834
Red Fork Energy Ltd.[a]	3,461	2,569

Security	Shares	Value

Roc Oil Co. Ltd.[a]	6,664	$3,616
Senex Energy Ltd.[a]	6,836	4,829

		75,952
OIL & GAS SERVICES — 0.27%
Imdex Ltd.	2,052	3,361

		3,361
PHARMACEUTICALS — 1.15%
Acrux Ltd.	1,322	5,481
Pharmaxis Ltd.[a]	2,844	1,616
Sigma Pharmaceuticals Ltd.	11,011	7,440

		14,537
REAL ESTATE — 1.31%
FKP Property Group	1,762	3,085
REA Group Ltd.	495	13,525

		16,610
REAL ESTATE INVESTMENT TRUSTS — 8.11%
Abacus Property Group	2,349	5,339
Ardent Leisure Group	3,463	5,389
Aspen Group Ltd.	10,546	2,375
Astro Japan Property Trust	546	2,007
Australand Property Group	2,181	7,770
BWP Trust	3,887	9,391
Challenger Diversified Property Group	1,166	3,223
Charter Hall Group	2,015	7,756
Charter Hall Retail REIT	2,247	9,086
Commonwealth Property Office Fund	21,153	24,146
Investa Office Fund	5,522	17,242
Shopping Centres Australasia Property Group[a]	5,300	8,953

		102,677
RETAIL — 6.22%
Automotive Holdings Group	1,583	6,726
Cash Converters International Ltd.	2,893	3,969
David Jones Ltd.	5,021	14,341
JB Hi-Fi Ltd.[b]	914	12,117
Myer Holdings Ltd.	5,187	14,815
OrotonGroup Ltd.	172	1,372
Premier Investments Ltd.	797	6,454
Reject Shop Ltd. (The)	219	3,964
Super Retail Group Ltd.	1,285	15,023

		78,781

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

SOFTWARE — 0.32%
UXC Ltd.	3,288	$4,022

		4,022
TELECOMMUNICATIONS — 1.14%
Amcom Telecommunications Ltd.	1,369	2,439
M2 Telecommunications Group Ltd.	1,159	5,161
TPG Telecom Ltd.	2,562	6,819

		14,419
TRANSPORTATION — 0.54%
Cabcharge Australia Ltd.	1,013	4,988
Miclyn Express Offshore Ltd.	790	1,804

		6,792

TOTAL COMMON STOCKS
(Cost: $1,188,119)		1,236,093

INVESTMENT COMPANIES — 1.43%

HOLDING COMPANIES — DIVERSIFIED — 1.43%
Australian Infrastructure Fund	5,732	18,133

		18,133

TOTAL INVESTMENT COMPANIES
(Cost: $12,068)		18,133

PREFERRED STOCKS — 0.40%

FOREST PRODUCTS & PAPER — 0.00%
Gunns Ltd.[a,c]	22	—

		—
REAL ESTATE INVESTMENT TRUSTS — 0.40%
Multiplex SITES Trust[a]	55	5,093

		5,093

TOTAL PREFERRED STOCKS
(Cost: $5,248)		5,093

SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	26,275	26,275
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	1,902	1,902

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	273	$273

		28,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,450)		28,450

TOTAL INVESTMENTS IN SECURITIES — 101.69%
(Cost: $1,233,885)		1,287,769
Other Assets, Less Liabilities — (1.69)%		(21,428)

NET ASSETS — 100.00%		$1,266,341

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 85.59%

AGRICULTURE — 1.30%
SLC Agricola SA	83,600	$819,467

		819,467
APPAREL — 2.20%
Grendene SA	149,600	1,387,721

		1,387,721
AUTO PARTS & EQUIPMENT — 4.68%
Autometal SA	61,600	638,401
Iochpe-Maxion SA	110,000	1,449,345
MAHLE Metal Leve SA	61,600	863,042

		2,950,788
BANKS — 0.02%
Banco ABC Brasil SAa	2,083	15,277

		15,277
BUILDING MATERIALS — 2.72%
Eternit SA	127,600	554,390
Magnesita Refratarios SA	290,400	1,160,366

		1,714,756
CHEMICALS — 0.24%
Fertilizantes Heringer SAa	26,405	153,587

		153,587
COMMERCIAL SERVICES — 16.03%
Abril Educacao SA Units	39,600	981,437
Companhia de Locacao das Americas	105,600	710,374
Estacio Participacoes SA	145,200	3,561,884
Mills Estruturas e Servicos de Engenharia SA	127,600	2,075,573
Santos Brasil Participacoes SA Units	79,200	1,207,769
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	74,810	1,577,855

		10,114,892
ELECTRIC — 3.74%
Equatorial Energia SA	233,240	2,358,236

		2,358,236
ENERGY — ALTERNATE SOURCES — 0.98%
Vanguarda Agro SAa	2,604,865	619,233

		619,233

Security	Shares	Value

ENTERTAINMENT — 0.34%
T4F Entretenimento SA	52,800	$214,982

		214,982
FOOD — 5.92%
Marfrig Alimentos SAa	347,600	1,731,759
Minerva SA	145,200	947,387
Sao Martinho SA	74,800	1,055,546

		3,734,692
HEALTH CARE — SERVICES — 1.63%
Fleury SA	92,400	1,028,173

		1,028,173
HOLDING COMPANIES — DIVERSIFIED — 0.84%
TPI — Triunfo Participacoes e Investimentos SA	83,600	529,398

		529,398
HOME BUILDERS — 5.86%
Brookfield Incorporacoes SA	479,689	764,261
Even Construtora e Incorporadora SA	272,800	1,379,799
Rossi Residencial SA	448,874	796,898
Tecnisa SA	171,600	758,578

		3,699,536
HOME FURNISHINGS — 0.86%
UNICASA Industria de Moveis SAa	110,000	545,243

		545,243
HOUSEHOLD PRODUCTS & WARES — 1.02%
Technos SA	52,800	646,280

		646,280
INSURANCE — 1.87%
Brasil Insurance Participacoes e Administracao SA	88,000	932,477
Tempo Participacoes SAa	140,800	250,678

		1,183,155
INTERNET — 1.33%
B2W Companhia Global do Varejo[a]	118,800	840,631

		840,631
IRON & STEEL — 0.84%
MMX Mineracao e Metalicos SAa	312,400	527,751

		527,751

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

MACHINERY — 0.25%
Industrias Romi SAa	61,600	$155,784

		155,784
MANUFACTURING — 0.28%
Companhia Providencia Industria e Comercio SA	39,600	180,264

		180,264
MINING — 1.13%
Paranapanema SAa	268,400	712,711

		712,711
OIL & GAS — 1.39%
HRT Participacoes em Petroleo SAa	440,000	818,977
Refinaria de Petroleos Manguinhos SAa	343,200	57,284

		876,261
PHARMACEUTICALS — 3.24%
Brazil Pharma SA	228,800	1,805,311
Profarma Distribuidora de Produtos Farmaceuticos SA	26,400	240,218

		2,045,529
REAL ESTATE — 16.61%
Aliansce Shopping Centers SA	140,800	1,744,778
Brasil Brokers Participacoes SA	206,800	747,873
EZ TEC Empreendimentos e Participacoes SA	83,600	1,160,700
Gafisa SAa	721,600	1,562,110
General Shopping Brasil SAa	39,600	227,333
Helbor Empreendimentos SA	162,800	955,177
Iguatemi Empresa de Shopping Centers SA	105,600	1,453,863
JHSF Participacoes SA	145,200	624,247
LPS Brasil — Consultoria de Imoveis SA	52,800	956,067
Rodobens Negocios Imobiliarios SA	39,600	277,807
Sonae Sierra Brasil SA	44,000	634,262
Viver Incorporadora e Construtora SAa	234,505	119,797
Viver Incorporadora e Construtora SA New[a]	42,761	21,844

		10,485,858
RETAIL — 6.33%
Arezzo Industria e Comercio SA	74,800	1,513,328
International Meal Co. Holdings SA	70,400	995,235
Magazine Luiza SA	110,000	564,160

Security	Shares	Value

Positivo Informatica SAa	44,000	$105,710
Restoque Comercio e Confeccoes de Roupas SA	158,400	813,992

		3,992,425
TRANSPORTATION — 3.94%
Julio Simoes Logistica SA	110,000	918,011
LLX Logistica SAa	576,400	583,076
Log-in Logistica Intermodal SAa	83,600	372,101
Tegma Gestao Logistica SA	39,600	610,895

		2,484,083

TOTAL COMMON STOCKS
(Cost: $47,087,325)		54,016,713

PREFERRED STOCKS — 14.15%

AIRLINES — 1.68%
GOL Linhas Aereas Inteligentes SA	167,200	1,063,024

		1,063,024
AUTO PARTS & EQUIPMENT — 2.04%
Randon Implementos e Participacoes SA	215,600	1,286,774

		1,286,774
BANKS — 4.58%
Banco ABC Brasil SA	85,589	627,707
Banco Daycoval SA	96,800	538,567
Banco Industrial e Comercial SA	114,445	353,100
Banco Panamericano SA	242,076	808,104
Banco Pine SA	44,003	319,378
Parana Banco SA	35,200	243,023

		2,889,879
BUILDING MATERIALS — 0.52%
Eucatex SA Industria e Comercio	79,200	330,484

		330,484
CHEMICALS — 0.34%
Unipar Participacoes SA Class B	836,011	211,424

		211,424
COMMERCIAL SERVICES — 1.28%
Contax Participacoes SA	61,600	810,387

		810,387
ELECTRIC — 1.94%
Centrais Eletricas Santa Catarina SA	30,800	364,534
Companhia Energetica do Ceara Class A	39,600	861,261

		1,225,795

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

IRON & STEEL — 0.70%
Companhia de Ferro Ligas da Bahia — Ferbasa	74,810	$443,464

		443,464
MANUFACTURING — 0.37%
Forjas Taurus SA	154,018	231,366

		231,366
MEDIA — 0.70%
Saraiva Livreiros Editores SA	30,800	439,933

		439,933

TOTAL PREFERRED STOCKS
(Cost: $8,696,763)		8,932,530

RIGHTS — 0.00%

BANKS — 0.00%
Banco Pine SA Preferred[a]	2,241	79

		79

TOTAL RIGHTS
(Cost: $0)		79

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	29,963	29,963

		29,963

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,963)		29,963

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $55,814,051)		62,979,285
Other Assets, Less Liabilities — 0.21%		130,369

NET ASSETS — 100.00%		$63,109,654

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 100.81%

ADVERTISING — 1.26%
Aimia Inc.	1,877	$28,756

		28,756
AUTO PARTS & EQUIPMENT — 1.23%
Linamar Corp.	528	13,225
Westport Innovations Inc.[a,b]	512	14,871

		28,096
BANKS — 2.58%
Canadian Western Bank	858	25,538
Home Capital Group Inc.	358	19,968
Laurentian Bank of Canada	304	13,342

		58,848
BEVERAGES — 0.44%
Cott Corp.	1,038	9,955

		9,955
BUILDING MATERIALS — 0.33%
Norbord Inc.[a]	239	7,488

		7,488
CHEMICALS — 2.22%
Canexus Corp.	1,445	12,903
Methanex Corp.	1,024	37,601

		50,504
COAL — 0.08%
SouthGobi Resources Ltd.[a]	878	1,828

		1,828
COMMERCIAL SERVICES — 4.25%
Black Diamond Group Ltd.	403	8,373
Davis & Henderson Corp.	645	13,577
EnerCare Inc.	635	5,516
FirstService Corp.[a]	297	9,470
MacDonald Dettwiler & Associates Ltd.	346	23,980
Morneau Shepell Inc.	496	6,547
Stantec Inc.	500	20,753
Transcontinental Inc. Class A	699	8,519

		96,735
COMPUTERS — 0.12%
Sandvine Corp.[a]	1,508	2,758

		2,758

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.86%
AGF Management Ltd. Class B	826	$9,409
Alaris Royalty Corp.	228	6,272
Canaccord Financial Inc.	952	6,917
Dundee Corp. Class Aa	443	14,802
Element Financial Corp.[a]	908	7,728
Gluskin Sheff + Associates Inc.	179	2,983
GMP Capital Inc.	612	4,096
Sprott Inc.	564	2,057
TMX Group Ltd.	203	10,799

		65,063
ELECTRIC — 4.23%
Algonquin Power & Utilities Corp.	1,661	12,344
ATCO Ltd. Class I NVS	414	35,881
Atlantic Power Corp.	1,300	12,974
Boralex Inc. Class Aa	222	2,060
Capital Power Corp.	763	16,973
Northland Power Inc.	887	16,126

		96,358
ELECTRONICS — 0.64%
Celestica Inc.[a]	1,786	14,628

		14,628
ENERGY — ALTERNATE SOURCES — 0.93%
Alterra Power Corp.[a]	3,598	1,383
Capstone Infrastructure Corp.	797	3,411
Innergex Renewable Energy Inc.	1,018	10,397
Uranium Participation Corp.[a]	1,165	6,051

		21,242
ENGINEERING & CONSTRUCTION — 1.03%
Aecon Group Inc.	611	7,162
Bird Construction Inc.	440	5,808
Churchill Corp.	232	1,715
Genivar Inc.	389	8,846

		23,531
ENTERTAINMENT — 1.19%
Cineplex Inc.	677	22,410
Great Canadian Gaming Corp.[a]	536	4,697

		27,107
ENVIRONMENTAL CONTROL —1.49%
Newalta Corp.	531	7,696
Progressive Waste Solutions Ltd.	1,256	26,255

		33,951

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

FOOD — 1.37%
Alliance Grain Traders Inc.	169	$2,170
Maple Leaf Foods Inc.	1,068	13,671
North West Co. Inc. (The)	527	12,047
Premium Brands Holdings Corp.	192	3,371

		31,259
FOREST PRODUCTS & PAPER — 2.54%
Canfor Corp.[a]	1,011	19,108
Canfor Pulp Products Inc.	391	4,012
Cascades Inc.	707	3,026
Fortress Paper Ltd. Class Aa	136	1,142
West Fraser Timber Co. Ltd.	370	30,592

		57,880
GAS — 3.28%
Enbridge Income Fund Holdings Inc.	492	12,051
Just Energy Group Inc.	1,526	11,504
Keyera Corp.	843	44,649
Valener Inc.	412	6,520

		74,724
HEALTH CARE — SERVICES — 1.00%
CML HealthCare Inc.	983	7,009
Extendicare Inc.	933	7,306
Leisureworld Senior Care Corp.	322	4,047
Medical Facilities Corp.	312	4,491

		22,853
HOLDING COMPANIES — DIVERSIFIED — 0.79%
Exchange Income Corp.	44	1,223
Sherritt International Corp.	3,236	16,714

		17,937
HOME FURNISHINGS — 0.45%
Dorel Industries Inc. Class B	284	10,177

		10,177
INSURANCE — 0.46%
Genworth MI Canada Inc.	429	10,545

		10,545
IRON & STEEL — 0.80%
Russel Metals Inc.	656	18,224

		18,224
MACHINERY — 1.74%
AG Growth International Inc.	135	4,542
ATS Automation Tooling Systems Inc.[a]	955	8,927

Security	Shares	Value

Toromont Industries Ltd.	831	$18,616
Wajax Corp.	184	7,652

		39,737
MEDIA — 3.35%
Astral Media Inc. Class A	579	27,073
Cogeco Cable Inc.	182	7,588
Corus Entertainment Inc. Class B	874	21,611
Quebecor Inc. Class B	469	20,169

		76,441
METAL FABRICATE & HARDWARE — 0.31%
Martinrea International Inc.[a]	817	7,073

		7,073
MINING — 19.92%
5N Plus Inc.[a,b]	589	1,404
Alacer Gold Corp.[a]	2,501	8,612
Alamos Gold Inc.	1,317	18,511
Alexco Resource Corp.[a]	615	2,213
Argonaut Gold Inc.[a]	1,352	10,652
Augusta Resource Corp.[a]	1,001	2,687
AuRico Gold Inc.[a]	2,683	16,833
Aurizon Mines Ltd.[a]	1,794	7,713
Avalon Rare Metals Inc.[a]	1,084	1,255
B2Gold Corp.[a]	6,660	20,212
Banro Corp.[a,b]	2,206	4,914
Belo Sun Mining Corp.[a]	2,942	3,033
Capstone Mining Corp.[a]	3,327	7,573
China Gold International Resources Corp. Ltd.[a]	1,741	5,267
Colossus Minerals Inc.[a]	1,174	3,289
Continental Gold Ltd.[a]	1,157	7,090
Copper Mountain Mining Corp.[a]	1,059	3,317
Denison Mines Corp.[a]	3,601	4,624
Detour Gold Corp.[a]	1,232	24,136
Dundee Precious Metals Inc.[a]	1,094	8,407
Eastern Platinum Ltd.[a]	9,850	1,868
Endeavour Mining Corp.[a]	4,235	6,756
Endeavour Silver Corp.[a]	1,086	6,328
First Majestic Silver Corp.[a]	1,265	20,537
Fortuna Silver Mines Inc.[a]	1,374	5,346
Gabriel Resources Ltd.[a]	3,114	7,482
Golden Star Resources Ltd.[a,b]	2,849	4,490
Great Basin Gold Ltd.[a,c]	12,281	—

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Guyana Goldfields Inc.[a]	1,343	$4,193
HudBay Minerals Inc.	1,875	18,074
Imperial Metals Corp.[a]	489	6,621
International Tower Hill Mines Ltd.[a]	943	1,569
Keegan Resources Inc.[a]	926	2,900
Kirkland Lake Gold Inc.[a]	696	4,143
Lake Shore Gold Corp.[a,b]	4,242	2,393
Lundin Mining Corp.[a]	5,725	26,006
MAG Silver Corp.[a]	490	4,676
Major Drilling Group International	865	7,699
Midas Gold Corp.[a]	799	1,080
Nevsun Resources Ltd.	2,174	7,972
NGEx Resources Inc.[a]	1,467	4,281
North American Palladium Ltd.[a,b]	1,703	2,518
Northern Dynasty Minerals Ltd.[a]	781	2,477
Novagold Resources Inc.[a,b]	2,441	9,711
OceanaGold Corp.[a]	3,199	7,530
Orbite Aluminae Inc.[a]	1,998	3,498
Premier Gold Mines Ltd.[a]	1,631	4,490
Pretium Resources Inc.[a]	781	6,040
Primero Mining Corp.[a]	744	4,103
Rainy River Resources Ltd.[a]	1,074	2,936
Romarco Minerals Inc.[a]	6,411	5,114
Rubicon Minerals Corp.[a,b]	3,140	6,872
Sabina Gold & Silver Corp.[a]	1,594	2,822
San Gold Corp.[a,b]	3,533	979
Seabridge Gold Inc.[a,b]	359	4,522
SEMAFO Inc.	2,977	8,224
Silver Standard Resources Inc.[a]	880	9,074
Silvercorp Metals Inc.	1,866	6,897
Tahoe Resources Inc.[a,b]	951	14,422
Tanzanian Royalty Exploration Corp.[a]	1,056	3,544
Taseko Mines Ltd.[a]	2,092	5,983
Thompson Creek Metals Co. Inc.[a,b]	1,845	6,317
Timmins Gold Corp.[a]	1,422	3,126
Torex Gold Resources Inc.[a]	6,586	11,660
Uranium One Inc.[a]	5,216	13,902
Veris Gold Corp.[a]	749	1,144

		454,061
OIL & GAS — 15.20%
Advantage Oil & Gas Ltd.[a]	1,835	5,712
Angle Energy Inc.[a]	834	2,166
Bankers Petroleum Ltd.[a]	2,757	8,233

Security	Shares	Value

Bellatrix Exploration Ltd.[a]	1,177	$6,194
Birchcliff Energy Ltd.[a,b]	1,081	8,244
BlackPearl Resources Inc.[a]	3,112	7,598
Bonterra Energy Corp.	260	12,357
Canacol Energy Ltd.[a]	836	2,765
Celtic Exploration Ltd.[a]	970	25,532
Cequence Energy Ltd.[a]	1,347	1,926
Connacher Oil and Gas Ltd.[a]	5,043	736
Crew Energy Inc.[a]	1,122	7,039
DeeThree Exploration Ltd.[a]	791	5,001
Ensign Energy Services Inc.	1,420	23,675
Freehold Royalties Ltd.	540	11,299
Ithaca Energy Inc.[a]	2,843	5,448
Legacy Oil & Gas Inc. Class Aa	1,406	8,753
Long Run Exploration Ltd.[a]	947	3,804
Longview Oil Corp.	269	1,240
Niko Resources Ltd.	727	4,788
NuVista Energy Ltd.[a]	915	5,055
Pace Oil & Gas Ltd.[a]	497	1,397
Paramount Resources Ltd. Class Aa	537	19,818
Parex Resources Inc.[a]	1,189	5,875
Parkland Fuel Corp.	735	12,533
PetroBakken Energy Ltd.	2,077	17,213
Petrominerales Ltd.	934	7,813
Peyto Exploration & Development Corp.	1,489	36,456
Precision Drilling Corp.	2,560	21,415
Santonia Energy Inc.[a,b]	909	1,114
Secure Energy Services Inc.[a]	1,138	11,601
Southern Pacific Resource Corp.[a]	4,335	4,343
Sprott Resource Corp.	930	3,863
Surge Energy Inc.[a]	763	2,338
Tag Oil Ltd.[a]	595	2,066
TransGlobe Energy Corp.[a]	805	6,358
Trilogy Energy Corp.	594	15,745
Twin Butte Energy Ltd.	2,563	5,535
Whitecap Resources Inc.	1,316	11,303
Zargon Oil & Gas Ltd.	302	2,124

		346,475
OIL & GAS SERVICES — 5.72%
Calfrac Well Services Ltd.	367	8,710
Canadian Energy Services & Technology Corp.	521	5,570
Canyon Services Group Inc.	539	5,343
Enerflex Ltd.	846	10,360

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Mullen Group Ltd.	952	$20,289
Pason Systems Inc.	715	11,288
Poseidon Concepts Corp.	789	136
Savanna Energy Services Corp.	934	6,541
ShawCor Ltd. Class A	624	24,151
Total Energy Services Inc.	315	4,351
Trican Well Service Ltd.	1,596	20,632
Trinidad Drilling Ltd.	1,317	9,019
Western Energy Services Corp.	587	4,043

		130,433
PHARMACEUTICALS — 0.46%
Atrium Innovations Inc.[a]	296	3,444
Paladin Labs Inc.[a]	147	7,006

		10,450
PIPELINES — 4.29%
AltaGas Ltd.	1,143	38,747
Gibson Energy Inc.	1,301	31,890
Veresen Inc.	2,150	27,062

		97,699
REAL ESTATE — 1.17%
First Capital Realty Inc.	992	18,305
Killam Properties Inc.	527	6,613
Mainstreet Equity Corp.[a]	52	1,739

		26,657
REAL ESTATE INVESTMENT TRUSTS — 7.55%
Allied Properties Real Estate Investment Trust	321	10,710
Artis Real Estate Investment Trust	589	9,196
Boardwalk Real Estate Investment Trust	255	16,033
Calloway Real Estate Investment Trust	596	16,923
Canadian Apartment Properties Real Estate Investment Trust	502	12,398
Canadian Real Estate Investment Trust	370	16,919
Chartwell Retirement Residences	914	9,771
Cominar Real Estate Investment Trust	661	14,518
Crombie Real Estate Investment Trust	272	3,897
Dundee International Real Estate Investment Trust	307	3,240
Dundee Real Estate Investment Trust	518	18,552
Granite Real Estate Investment Trust	250	9,664
InnVest Real Estate Investment Trust	490	2,131
Morguard Real Estate Investment Trust	342	6,257

Security	Shares	Value

Northern Property Real Estate Investment Trust	170	$5,267
NorthWest Healthcare Properties Real Estate Investment Trust	205	2,594
Primaris Retail Real Estate Investment Trust	523	13,909

		171,979
RETAIL — 3.29%
Brick Ltd. (The)	1,173	6,093
Harry Winston Diamond Corp.[a]	832	13,070
Jean Coutu Group PJC Inc. (The) Class A	998	15,387
Liquor Stores N.A. Ltd.	227	4,136
Reitmans Canada Ltd. Class A	524	5,673
RONA Inc.	1,324	14,424
Sears Canada Inc.	277	2,549
Superior Plus Corp.	1,226	13,678

		75,010
SEMICONDUCTORS — 0.25%
Wi-Lan Inc.	1,330	5,731

		5,731
STORAGE & WAREHOUSING — 0.45%
Westshore Terminals Investment Corp.	397	10,152

		10,152
TELECOMMUNICATIONS — 0.55%
EXFO Inc.[a]	286	1,580
Manitoba Telecom Services Inc.	240	7,531
Sierra Wireless Inc.[a]	300	3,385

		12,496
TRANSPORTATION — 0.99%
Student Transportation Inc.[b]	776	5,035
TransForce Inc.	813	17,477

		22,512

TOTAL COMMON STOCKS
(Cost: $2,522,086)		2,297,353

SHORT-TERM INVESTMENTS — 3.62%

MONEY MARKET FUNDS — 3.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	76,583	76,583
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	5,545	5,545

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	369	$369

		82,497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,497)		82,497

TOTAL INVESTMENTS IN SECURITIES — 104.43%
(Cost: $2,604,583)		2,379,850
Other Assets, Less Liabilities — (4.43)%		(100,857)

NET ASSETS — 100.00%		$2,278,993

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

ADVERTISING — 0.10%
SinoMedia Holding Ltd.	64,000	$34,002

		34,002
AEROSPACE & DEFENSE — 0.12%
AVIC International Holding HK Ltd.[a]	1,088,000	40,687

		40,687
AGRICULTURE — 0.51%
Asian Citrus Holdings Ltd.[b]	288,000	138,153
China Green Holdings Ltd.[a],b	192,000	38,376

		176,529
AIRLINES — 0.09%
Shandong Airlines Co. Ltd. Class Bc	30,600	31,607

		31,607
APPAREL — 2.51%
China Lilang Ltd.[b]	160,000	99,035
China Outfitters Holdings Ltd.	320,000	59,008
Hosa International Ltd.	128,000	36,973
Luthai Textile Co. Ltd. Class B	118,400	115,120
Peak Sport Products Co. Ltd.	240,000	45,494
Shenzhou International Group Holdings Ltd.[b]	160,000	453,910
Texhong Textile Group Ltd.[a]	96,000	66,848

		876,388
AUTO MANUFACTURERS — 0.23%
Qingling Motors Co. Ltd. Class Hb	288,000	78,733

		78,733
AUTO PARTS & EQUIPMENT — 1.02%
Double Coin Holdings Ltd. Class B	81,600	62,914
Minth Group Ltd.	224,000	292,895

		355,809
BEVERAGES — 1.23%
China Huiyuan Juice Group Ltd.[a]	216,000	86,625
China Tontine Wines Group Ltd.	416,000	35,941
Dynasty Fine Wines Group Ltd.[a]	128,000	24,759
Kingway Brewery Holdings Ltd.	320,000	131,221
Tibet 5100 Water Resources Holdings Ltd.[b]	416,000	126,063
Yantai North Andre Juice Co. Ltd. Class H	56,000	25,852

		430,461

Security	Shares	Value

BIOTECHNOLOGY — 0.22%
Global Bio-Chem Technology Group Co. Ltd.	672,000	$77,123

		77,123
BUILDING MATERIALS — 2.25%
Asia Cement China Holdings Corp.[b]	176,000	95,094
China Fangda Group Co. Ltd. Class Ba	118,400	44,582
China Glass Holdings Ltd.	256,000	44,566
China Singyes Solar Technologies Holdings Ltd.[b]	144,400	162,185
Luoyang Glass Co. Ltd. Class Ha	96,000	21,045
SYP Glass Group Co. Ltd. Class B	57,600	30,413
TCC International Holdings Ltd.	352,000	113,023
West China Cement Ltd.[b]	832,000	158,786
Yuanda China Holdings Ltd.	896,000	115,541

		785,235
CHEMICALS — 3.85%
Billion Industrial Holdings Ltd.[b]	208,000	142,156
China Lumena New Materials Corp.[b]	1,024,000	240,325
China Sanjiang Fine Chemicals Co. Ltd.	208,000	96,559
Danhua Chemical Technology Co. Ltd. Class Ba	70,400	71,104
Dongyue Group Ltd.[b]	384,000	254,519
Fufeng Group Ltd.[b]	288,000	123,298
Hubei Sanonda Co. Ltd. Class Ba	83,200	42,915
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	153,600	85,862
Sinofert Holdings Ltd.	768,000	190,147
Yip’s Chemical Holdings Ltd.	96,000	94,331

		1,341,216
COAL — 0.49%
Hidili Industry International Development Ltd.[b]	352,000	96,229
Winsway Coking Coal Holding Ltd.	528,000	76,257

		172,486
COMMERCIAL SERVICES — 4.02%
AMVIG Holdings Ltd.	192,000	79,723
Anhui Expressway Co. Ltd. Class H	192,000	109,929
Anxin-China Holdings Ltd.	768,000	177,272
Guangdong Provincial Expressway Development Co. Ltd. Class B	108,800	41,388
Jinzhou Port Co. Ltd. Class Ba	80,000	32,000

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Shenzhen Chiwan Wharf Holdings Ltd. Class B	44,800	$77,759
Shenzhen Expressway Co. Ltd. Class H	288,000	117,728
Shenzhen International Holdings Ltd.	3,280,000	461,028
Sichuan Expressway Co. Ltd. Class H	320,000	110,176
Xiamen International Port Co. Ltd. Class H	352,000	47,207
Xiangyu Dredging Holdings Ltd.[b]	96,000	21,292
Yuexiu Transport Infrastructure Ltd.[b]	224,000	125,650

		1,401,152
COMPUTERS — 1.05%
CITIC 21CN Co. Ltd.[a]	832,000	54,717
Great Wall Technology Co. Ltd. Class H	160,000	34,043
Ju Teng International Holdings Ltd.	288,000	155,980
PAX Global Technology Ltd.[a]	144,000	33,795
TPV Technology Ltd.	256,000	85,830

		364,365
COSMETICS & PERSONAL CARE — 1.19%
BaWang International (Group) Holding Ltd.[a]	352,000	31,320
Magic Holdings International Ltd.	192,800	76,575
Prince Frog International Holdings Ltd.[b]	144,000	59,792
Vinda International Holdings Ltd.[b]	176,000	248,742

		416,429
DISTRIBUTION & WHOLESALE — 1.76%
China Haidian Holdings Ltd.	608,000	61,938
Digital China Holdings Ltd.	272,000	427,211
Goldlion Holdings Ltd.	128,000	71,140
Inspur International Ltd.	960,000	35,900
Shanghai Material Trading Co. Ltd. Class B	35,200	18,058

		614,247
DIVERSIFIED FINANCIAL SERVICES — 0.26%
Credit China Holdings Ltd.	320,000	37,963
Min Xin Holdings Ltd.	96,000	53,355

		91,318
ELECTRIC — 2.76%
China Datang Corp. Renewable Power Co. Ltd. Class H	864,000	190,518
China Power International Development Ltd.[b]	800,000	257,903

Security	Shares	Value

China Power New Energy Development Co. Ltd.a,[b]	1,600,000	$111,414
China WindPower Group Ltd.	1,280,000	52,819
Huadian Energy Co. Ltd. Class Ba	144,000	42,768
Tianjin Development Holdings Ltd.[a]	160,000	120,905
Zhejiang Southeast Electric Power Co. Ltd. Class B	249,600	186,950

		963,277
ELECTRICAL COMPONENTS & EQUIPMENT — 2.88%
Boer Power Holdings Ltd.	96,000	50,631
Chaowei Power Holdings Ltd.	192,000	92,845
China High Speed Transmission Equipment Group Co. Ltd.a,[b]	400,000	200,649
Foshan Electrical and Lighting Co. Ltd. Class B	84,800	63,861
Harbin Electric Co. Ltd. Class H	256,000	223,819
Leoch International Technology Ltd.	144,000	22,097
NVC Lighting Holdings Ltd.	448,000	112,652
Sinopoly Battery Ltd.[a]	1,600,000	62,928
Tianneng Power International Ltd.[b]	224,000	167,534
Trony Solar Holdings Co. Ltd.a,[c]	216,000	8,774

		1,005,790
ELECTRONICS — 1.67%
AVIC International Holdings Ltd.[a]	89,184	33,581
China Automation Group Ltd.	208,000	55,790
INESA Electron Co. Ltd. Class Ba	107,200	42,773
Kingboard Laminates Holdings Ltd.	384,000	183,214
Regent Manner International Holdings Ltd.	224,000	41,306
Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class Ba	36,800	38,248
Tech Pro Technology Development Ltd.[a]	256,000	97,054
Wasion Group Holdings Ltd.	160,000	90,782

		582,748
ENERGY — ALTERNATE SOURCES — 0.31%
China Suntien Green Energy Corp. Ltd. Class H	448,000	108,030

		108,030
ENGINEERING & CONSTRUCTION — 1.03%
China Resources and Transportation Group Ltd.[a]	3,200,000	125,857

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Hainan Meilan International Airport Co. Ltd. Class H	48,000	$43,266
Hopewell Highway Infrastructure Ltd.	336,000	185,009
Richly Field China Development Ltd.a,[c]	900,000	5,106

		359,238
ENTERTAINMENT — 0.90%
ChinaVision Media Group Ltd.a,[b]	576,000	27,854
REXLot Holdings Ltd.	2,800,000	256,356
SMI Corp. Ltd.[a]	1,024,000	29,710

		313,920
ENVIRONMENTAL CONTROL — 4.39%
Asia Energy Logistics Group Ltd.[a]	2,400,000	31,567
Beijing Enterprises Water Group Ltd.	1,120,000	346,622
Chiho-Tiande Group Ltd.[b]	96,000	50,013
China Everbright International Ltd.[b]	800,000	532,312
China Metal Recycling Holdings Ltd.b,[c]	184,800	168,539
China Water Affairs Group Ltd.	416,000	134,110
Dongjiang Environmental Co. Ltd. Class H	12,800	76,752
Interchina Holdings Co. Ltd.[a]	1,600,000	90,782
Shanghai Youngsun Investment Co. Ltd. Class B	38,400	49,574
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	128,000	50,343

		1,530,614
FOOD — 3.13%
Ausnutria Dairy Corp. Ltd.a,[c]	81,000	7,625
Beijing Jingkelong Co. Ltd. Class H	64,000	32,516
Changshouhua Food Co. Ltd.	96,000	55,088
China Modern Dairy Holdings Ltd.[a]	704,000	236,033
China Starch Holdings Ltd.[b]	960,000	29,710
China Yurun Food Group Ltd.[a,b]	496,000	355,618
DaChan Food Asia Ltd.	160,000	25,584
Daqing Dairy Holdings Ltd.[a,b,c]	108,000	11,699
Labixiaoxin Snacks Group Ltd.[b]	128,000	64,703
Lianhua Supermarket Holdings Co. Ltd. Class H	128,000	117,851
Shanghai Dajiang Group Stock Co. Ltd. Class Ba	113,600	35,784
Yashili International Holdings Ltd.[b]	320,000	119,667

		1,091,878
FOREST PRODUCTS & PAPER — 0.54%
China Forestry Holdings Ltd.[b,c]	306,000	—

Security	Shares	Value

Qunxing Paper Holdings Co. Ltd.[c]	148,000	$10,401
Shandong Chenming Paper Holdings Ltd. Class B	201,623	91,519
Shandong Chenming Paper Holdings Ltd. Class H	128,000	49,847
Youyuan International Holdings Ltd.	112,000	36,829

		188,596
GAS — 0.90%
Binhai Investment Co. Ltd.[a]	640,000	33,012
Towngas China Co. Ltd.[b]	320,000	281,011

		314,023
HAND & MACHINE TOOLS — 0.18%
Chongqing Machinery & Electric Co. Ltd. Class H	384,000	62,392

		62,392
HEALTH CARE — PRODUCTS — 1.82%
China Medical System Holdings Ltd.	352,300	322,550
Golden Meditech Holdings Ltd.	640,000	76,752
Lifetech Scientific Corp.[a]	32,000	27,482
Microport Scientific Corp.[b]	160,000	100,273
Trauson Holdings Co. Ltd.	112,000	107,453

		634,510
HOLDING COMPANIES — DIVERSIFIED — 1.01%
C C Land Holdings Ltd.[b]	464,000	152,576
China Merchants China Direct Investments Ltd.	32,000	52,488
CITIC Resources Holdings Ltd.[a]	1,024,200	147,921

		352,985
HOME BUILDERS — 0.21%
Baoye Group Co. Ltd. Class H	96,000	72,172

		72,172
HOME FURNISHINGS — 2.53%
Chigo Holding Ltd.[a]	1,152,000	34,018
Hefei Meiling Co. Ltd. Class B	53,436	28,389
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	160,000	79,434
Konka Group Co. Ltd. Class B	116,800	40,365
Skyworth Digital Holdings Ltd.	640,000	429,976
TCL Multimedia Technology Holdings Ltd.	160,000	126,476
Tsann Kuen China Enterprise Co. Ltd. Class Ba	36,800	26,859

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Welling Holding Ltd.	353,600	$57,453
Wuxi Little Swan Co. Ltd. Class B	48,000	59,359

		882,329
HOUSEHOLD PRODUCTS & WARES — 0.70%
Biostime International Holdings Ltd.[b]	56,000	245,524

		245,524
HOUSEWARES — 0.12%
Bolina Holding Co. Ltd.[a]	128,000	43,410

		43,410
INTERNET — 0.18%
Pacific Online Ltd.	144,900	63,529

		63,529
IRON & STEEL — 1.52%
China Vanadium Titano-Magnetite Mining Co. Ltd.	320,000	74,689
Chongqing Iron & Steel Co. Ltd. Class Ha	192,000	33,919
Newton Resources Ltd.[a]	288,000	30,825
Shougang Concord International Enterprises Co. Ltd.[a,b]	1,600,000	103,161
Tiangong International Co. Ltd.	384,000	112,404
Xingda International Holdings Ltd.	304,000	143,477
Xiwang Special Steel Co. Ltd.	192,000	31,444

		529,919
LEISURE TIME — 1.19%
China Travel International Investment Hong Kong Ltd.	1,056,000	221,962
Huangshan Tourism Development Co. Ltd. Class B	56,000	88,368
Jinan Qingqi Motorcycle Co. Ltd. Class Ba,c	53,100	7,779
Jinshan Development & Construction Co. Ltd. Class Ba	62,400	33,571
Shanghai Jinjiang International Travel Co. Ltd. Class B	22,400	36,310
Zhonglu Co. Ltd. Class Ba	32,000	27,520

		415,510
LODGING — 0.49%
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	448,000	80,301
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	56,000	91,112

		171,413

Security	Shares	Value

MACHINERY — 5.04%
Changchai Co. Ltd. Class B	54,400	$31,287
China National Materials Co. Ltd. Class Hb	384,000	114,880
Dalian Refrigeration Co. Ltd. Class B	33,600	27,686
First Tractor Co. Ltd. Class Ha	128,000	124,949
Haitian International Holdings Ltd.[b]	208,000	268,756
Hangzhou Steam Turbine Co. Ltd. Class B	99,224	180,283
Honghua Group Ltd.[b]	352,000	172,486
Jingwei Textile Machinery Co. Ltd. Class H	64,000	58,761
Lonking Holdings Ltd.[b]	704,000	189,734
Sany Heavy Equipment International Holdings Co. Ltd.[b]	336,000	151,647
SGSB Group Co. Ltd. Class Ba	88,000	46,904
Shandong Molong Petroleum Machinery Co. Ltd. Class H	89,600	43,328
Shanghai Automation Instrumentation Co. Ltd. Class Ba	44,800	28,762
Shanghai Diesel Engine Co. Ltd. Class B	120,045	102,158
Shanghai Highly Group Co. Ltd. Class B	102,400	64,921
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	80,000	94,320
Shanghai Shibei Hi-Tech Co. Ltd. Class Ba	84,800	55,544

		1,756,406
MANUFACTURING — 0.72%
China Aerospace International Holdings Ltd.	768,000	75,267
Lee & Man Chemical Co. Ltd.	64,000	41,017
Sunny Optical Technology Group Co Ltd.	144,000	132,954

		249,238
MEDIA — 0.68%
Phoenix Satellite Television Holdings Ltd.[b]	352,000	148,882
VODone Ltd.[b]	1,024,000	87,151

		236,033
METAL FABRICATE & HARDWARE — 0.39%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	128,000	64,043
Shengli Oil & Gas Pipe Holdings Ltd.	408,000	44,194
Wafangdian Bearing Co. Ltd. Class B	33,600	28,206

		136,443

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

MINING — 2.88%
CGN Mining Co. Ltd.[a]	480,000	$50,136
China Kingstone Mining Holdings Ltd.[a,b,c]	189,000	5,027
China Mining Resources Group Ltd.[a,c]	1,638,000	5,967
China Nickel Resources Holding Co. Ltd.	256,000	24,099
China Precious Metal Resources Holdings Co. Ltd.[a,b]	1,024,000	184,865
China Qinfa Group Ltd.	192,000	24,511
China Rare Earth Holdings Ltd.	416,000	90,122
CITIC Dameng Holdings Ltd.	320,000	33,424
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	544,000	181,688
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	145,600	157,394
Lingbao Gold Co. Ltd. Class H	96,000	37,014
North Mining Shares Co. Ltd.[a]	2,560,000	151,853
Real Gold Mining Ltd.[a,b,c]	126,000	—
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	256,000	57,440

		1,003,540
OIL & GAS — 0.74%
MIE Holdings Corp.[b]	288,000	83,189
Sino Oil And Gas Holdings Ltd.[a,b]	3,520,000	73,079
Yanchang Petroleum International Ltd.[a]	1,440,000	102,130

		258,398
OIL & GAS SERVICES — 1.96%
Anhui Tianda Oil Pipe Co. Ltd. Class H	96,000	16,712
Anton Oilfield Services Group[b]	352,000	200,174
CIMC Enric Holdings Ltd.	128,000	141,950
Hilong Holding Ltd.[b]	192,000	81,209
Shenzhen Chiwan Petroleum Supply Base Co. Class B	22,400	40,872
Sinopec Kantons Holdings Ltd.	224,000	203,063

		683,980
PACKAGING & CONTAINERS — 0.81%
CPMC Holdings Ltd.[b]	144,000	116,799
Greatview Aseptic Packaging Co. Ltd.	176,000	113,932
Overseas Chinese Town Asia Holdings Ltd.	96,000	52,612

		283,343

Security	Shares	Value

PHARMACEUTICALS — 5.80%
China National Accord Medicines Corp. Ltd. Class B	19,200	$84,155
China Pharmaceutical Group Ltd.[a,b]	288,000	115,871
China Shineway Pharmaceutical Group Ltd.[b]	112,000	190,931
Dawnrays Pharmaceutical Holdings Ltd.	128,000	30,536
Extrawell Pharmaceutical Holdings Ltd.[a]	640,000	60,246
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	533,056	156,723
Lijun International Pharmaceutical (Holding) Co. Ltd.[b]	544,000	150,120
Livzon Pharmaceutical Group Inc. Class B	24,000	119,925
Real Nutriceutical Group Ltd.[b]	256,000	74,276
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	64,000	86,655
Sino Biopharmaceutical Ltd.	1,088,000	625,735
Tong Ren Tang Technologies Co. Ltd. Class H	96,000	269,870
Winteam Pharmaceutical Group Ltd.	224,000	56,615

		2,021,658
PIPELINES — 0.91%
China Oil and Gas Group Ltd.[a,b]	1,280,000	252,538
China Tian Lun Gas Holdings Ltd.[a]	96,000	64,868

		317,406
REAL ESTATE — 13.50%
Beijing Capital Land Ltd. Class H	352,000	160,230
Beijing North Star Co. Ltd. Class H	256,000	69,324
Beijing Properties Holdings Ltd.[a]	672,000	54,593
Central China Real Estate Ltd.	224,038	82,048
China Aoyuan Property Group Ltd.	416,000	84,757
China Overseas Grand Oceans Group Ltd.[b]	240,500	338,040
China Properties Group Ltd.[a,b]	208,000	61,690
China SCE Property Holdings Ltd.	368,000	87,790
China South City Holdings Ltd.	672,000	111,786
Fantasia Holdings Group Co. Ltd.	648,000	101,944
Glorious Property Holdings Ltd.[a,b]	992,000	189,322
Greattown Holdings Ltd. Class Ba	56,819	26,250
Henderson Investment Ltd.	384,000	31,196
HKC (Holdings) Ltd.[b]	1,472,000	58,843
Hopson Development Holdings Ltd.[a]	224,000	386,483

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Hutchison Harbour Ring Ltd.	672,000	$58,059
Jiangsu Future Land Co. Ltd. Class B	233,600	214,445
Jinchuan Group International Resources Co. Ltd.[a]	320,000	73,864
Kai Yuan Holdings Ltd.[a]	2,880,000	74,276
Kaisa Group Holdings Ltd.[a,b]	528,000	175,663
KWG Property Holding Ltd.[b]	416,000	285,385
Lai Fung Holdings Ltd.	1,904,000	54,752
Minmetals Land Ltd.	416,000	72,419
Powerlong Real Estate Holdings Ltd.	416,000	105,678
Renhe Commercial Holdings Co. Ltd.[a,b]	4,192,000	308,122
Road King Infrastructure Ltd.	96,000	89,750
Shanghai Dingli Technology Development Group Co. Ltd. Class Ba	43,200	30,845
Shanghai Industrial Urban Development Group Ltd.[a,b]	512,000	114,880
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	94,400	95,061
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	67,200	42,672
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	72,000	68,616
Shenzhen Investment Ltd.[b]	800,000	349,717
Sinolink Worldwide Holdings Ltd.[a]	672,000	63,259
SPG Land Holdings Ltd.[a]	112,000	42,895
SRE Group Ltd.[a]	1,184,286	51,160
Sunac China Holdings Ltd.[b]	544,000	421,599
Yuzhou Properties Co.[b]	256,200	71,361

		4,708,774
REAL ESTATE INVESTMENT TRUSTS — 0.97%
Yuexiu Real Estate Investment Trust[b]	640,000	337,544

		337,544
RETAIL — 6.61%
361 Degrees International Ltd.[b]	224,000	65,569
Ajisen (China) Holdings Ltd.[b]	192,000	138,649
Boshiwa International Holding Ltd.[a,c]	153,000	16,573
Century Ginwa Retail Holdings Ltd.[a]	171,000	40,132
China Dongxiang (Group) Co. Ltd.	1,008,000	135,182
China Flooring Holding Co. Ltd.	144,000	29,339
China Yongda Automobiles Services Holdings Ltd.[a]	136,000	146,964

Security	Shares	Value

China ZhengTong Auto Services Holdings Ltd.[a,b]	320,000	$255,840
Embry Holdings Ltd.	48,000	26,616
Evergreen International Holdings Ltd.	112,000	19,209
FIYTA Holdings Ltd. Class B	30,400	27,637
Hengdeli Holdings Ltd.	640,000	208,798
Lao Feng Xiang Co. Ltd. Class B	75,280	194,448
Le Saunda Holdings Ltd.[b]	128,000	43,410
Li Ning Co. Ltd.[a,b]	264,000	163,067
Maoye International Holdings Ltd.[b]	480,000	104,606
New World Department Store China Ltd.[b]	176,000	109,392
PCD Stores (Group) Ltd.	992,000	149,666
Ports Design Ltd.[b]	128,000	113,725
Pou Sheng International Holdings Ltd.[a]	656,000	42,296
Sparkle Roll Group Ltd.[b]	640,000	66,023
Viva China Holdings Ltd.[a]	429,600	25,206
Xinhua Winshare Publishing and Media Co. Ltd. Class H	160,000	89,750
XTEP International Holdings Ltd.[b]	232,000	94,537

		2,306,634
SEMICONDUCTORS — 2.00%
China Ruifeng Galaxy Renewable Energy Holdings Ltd.[a]	256,000	50,178
Hanergy Solar Group Ltd.[a]	1,696,000	104,977
Honbridge Holdings Ltd.[a,b]	448,000	82,034
Semiconductor Manufacturing International Corp.[a,b]	7,520,000	431,523
Solargiga Energy Holdings Ltd.[a]	480,000	29,710

		698,422
SHIPBUILDING — 0.74%
China Rongsheng Heavy Industries Group Holdings Ltd.[b]	1,128,000	203,640
Guangzhou Shipyard International Co. Ltd. Class Ha	64,800	53,897

		257,537
SOFTWARE — 2.16%
China ITS Holdings Co. Ltd.[a]	192,000	36,395
Chinasoft International Ltd.[a,b]	320,000	76,339
Kingdee International Software Group Co. Ltd.[a,b]	641,200	113,277
Kingsoft Corp. Ltd.[b]	208,000	180,243
NetDragon Websoft Inc.[b]	56,000	73,946

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Shanghai Baosight Software Co. Ltd. Class B	35,290	$51,065
Travelsky Technology Ltd. Class H	336,500	220,433

		751,698
TELECOMMUNICATIONS — 2.14%
BYD Electronic International Co. Ltd.	280,000	101,098
China All Access Holdings Ltd.[b]	256,000	85,830
China Energine International Holdings Ltd.[a]	448,000	21,664
China Wireless Technologies Ltd.	512,000	137,328
Comba Telecom Systems Holdings Ltd.[b]	304,000	101,139
DBA Telecommunications (Asia) Holdings Ltd.[b]	192,000	123,794
Eastern Communications Co. Ltd. Class B	108,800	47,763
Nanjing Panda Electronics Co. Ltd. Class H	64,000	18,404
O-Net Communications Group Ltd.	96,000	22,407
Shanghai Potevio Co. Ltd. Class B	44,800	27,686
TCL Communication Technology Holdings Ltd.	192,000	58,183

		745,296
TEXTILES — 0.58%
International Taifeng Holdings Ltd.	96,000	27,730
Shanghai Haixin Group Co. Ltd. Class Ba	160,000	77,920
Sijia Group Co. Ltd.	96,000	16,960
Weiqiao Textile Co. Ltd. Class H	152,000	79,186

		201,796
TRANSPORTATION — 1.91%
Cosco International Holdings Ltd.	256,000	113,560
Dazhong Transportation Group Co. Ltd. Class B	203,200	132,080
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	59,200	49,018
Sinotrans Ltd. Class H	560,000	109,041
Sinotrans Shipping Ltd.	488,000	137,184
Tianjin Marine Shipping Co. Ltd. Class Ba	49,200	25,436
Tianjin Port Development Holdings Ltd.[b]	672,000	101,387

		667,706

TOTAL COMMON STOCKS
(Cost: $35,515,292)		34,841,446

Security	Shares	Value

RIGHTS — 0.00%

SEMICONDUCTORS — 0.00%
Solargiga Energy Holdings Ltd.[a]	68,600	$—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 24.18%

MONEY MARKET FUNDS — 24.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	7,808,174	7,808,174
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	565,338	565,338
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	58,648	58,648

		8,432,160

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,432,160)		8,432,160

TOTAL INVESTMENTS IN SECURITIES — 124.08%
(Cost: $43,947,452)		43,273,606
Other Assets, Less Liabilities — (24.08)%		(8,397,885)

NET ASSETS — 100.00%		$34,875,721

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 93.25%

ADVERTISING — 0.20%
Stroer Out-Of-Home Media AGa,b	1,498	$16,615

		16,615
AEROSPACE & DEFENSE — 4.83%
MTU Aero Engines Holding AG	4,220	392,922
OHB AG	375	7,974

		400,896
AGRICULTURE — 0.94%
KWS Saat AG	203	77,879

		77,879
AIRLINES — 0.16%
Air Berlin PLC[a]	4,410	13,376

		13,376
APPAREL — 1.07%
Gerry Weber International AG	1,965	89,091

		89,091
AUTO PARTS & EQUIPMENT — 3.03%
ElringKlinger AG	2,800	101,069
Grammer AG	938	28,199
NORMA Group AG	2,731	95,150
SAF-Holland SAa	3,500	27,271

		251,689
BANKS — 1.51%
Aareal Bank AGa	4,178	96,570
Comdirect Bank AG	2,700	28,606

		125,176
BIOTECHNOLOGY — 0.82%
MorphoSys AGa	1,750	67,949

		67,949
BUILDING MATERIALS — 0.49%
Bauer AG	828	23,814
CENTROTEC Sustainable AG	850	16,669

		40,483
CHEMICALS — 7.65%
H&R AG	1,035	16,400
SGL Carbon SEb	3,025	128,489
Symrise AGb	9,710	368,708
Wacker Chemie AGb	1,358	121,844

		635,441

Security	Shares	Value

COMMERCIAL SERVICES — 5.95%
Bertrandt AG	438	$48,615
Evotec AGa,b	7,503	26,396
GFK SE	1,478	82,604
Hamburger Hafen und Logistik AG	2,115	50,075
R Stahl AG	220	8,289
Sixt AG	1,520	32,828
Wirecard AG	9,318	245,222

		494,029
COMPUTERS — 2.34%
Bechtle AG	1,265	61,902
Wincor Nixdorf AG	2,610	132,478

		194,380
DIVERSIFIED FINANCIAL SERVICES — 1.18%
Aurelius AG	480	30,702
DAB Bank AG	1,395	7,094
Deutsche Beteiligungs AGb	875	23,771
MLP AG	4,365	36,477

		98,044
ELECTRICAL COMPONENTS & EQUIPMENT — 2.27%
LEONI AG	2,808	126,761
SolarWorld AGb	7,840	12,464
Vossloh AG	465	48,913

		188,138
ENERGY — ALTERNATE SOURCES — 0.50%
CropEnergies AG	2,178	16,714
Nordex SEa,b	4,723	24,699

		41,413
ENGINEERING & CONSTRUCTION — 4.78%
Bilfinger Berger SE	3,775	396,991

		396,991
ENTERTAINMENT — 0.48%
Borussia Dortmund GmbH & Co. KGaA	4,750	19,251
Tipp24 SEa	353	20,257

		39,508
HAND & MACHINE TOOLS — 2.45%
Gildemeister AG	4,198	104,167
KUKA AGa	2,218	99,547

		203,714

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

HEALTH CARE — PRODUCTS — 1.62%
Carl Zeiss Meditec AG Bearer	2,795	$87,697
Draegerwerk AG & Co. KGaA	148	15,520
STRATEC Biomedical AG	618	31,118

		134,335
HEALTH CARE — SERVICES — 2.28%
Rhoen Klinikum AG	8,900	189,599

		189,599
HOLDING COMPANIES — DIVERSIFIED — 0.21%
KHD Humboldt Wedag International AGb	2,850	17,400

		17,400
HOME FURNISHINGS — 1.18%
Rational AG	295	97,825

		97,825
INTERNET — 0.29%
XING AG	170	9,417
zooplus AGa	238	14,305

		23,722
LEISURE TIME — 2.20%
CTS Eventim AG	1,880	64,223
TUI AGa	11,790	118,222

		182,445
MACHINERY — 7.31%
DEUTZ AGa	7,283	41,951
Duerr AG	978	107,491
Heidelberger Druckmaschinen AGa,b	16,003	45,462
Homag Group AGa	605	10,247
Krones AG	1,123	73,217
KSB AG	15	9,433
Pfeiffer Vacuum Technology AG	860	97,816
Rheinmetall AG	3,405	187,632
Wacker Neuson SE	2,258	33,343

		606,592
MANUFACTURING — 1.63%
Balda AG	3,315	19,104
Gesco AG	230	24,912
Indus Holding AG	1,845	57,419
Jenoptik AG	3,380	33,968

		135,403

Security	Shares	Value

MEDIA — 2.86%
Sky Deutschland AGa,b	37,005	$237,151

		237,151
METAL FABRICATE & HARDWARE — 3.97%
Aurubis AG	2,915	204,799
Kloeckner & Co. SEa,b	8,470	125,128

		329,927
OIL & GAS — 1.27%
Fuchs Petrolub AG	1,475	105,095

		105,095
OIL & GAS SERVICES — 0.18%
C.A.T. oil AG	1,358	15,018

		15,018
PACKAGING & CONTAINERS — 1.87%
Gerresheimer AGa	2,690	155,178

		155,178
PHARMACEUTICALS — 2.40%
Stada Arzneimittel AG	5,103	199,675

		199,675
REAL ESTATE — 10.37%
Colonia Real Estate AGa	920	5,594
Deutsche EuroShop AG	3,850	159,606
Deutsche Wohnen AG Bearer	13,715	252,279
DIC Asset AG	2,043	21,456
GAGFAH SAa	7,020	77,459
GSW Immobilien AG	4,105	163,818
IVG Immobilien AGa	12,228	36,752
PATRIZIA Immobilien AGa	2,340	19,946
TAG Immobilien AG	10,435	123,680

		860,590
REAL ESTATE INVESTMENT TRUSTS — 1.34%
Alstria Office REIT AG	5,515	64,595
Hamborner REIT AG	3,145	30,796
Prime Office REIT AG	3,325	15,953

		111,344
RETAIL — 1.74%
BayWa AG Registered	1,150	57,868
Cewe Color Holding AG	353	14,039
Delticom AG	300	16,031
Takkt AG	1,598	24,579

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Tom Tailor Holding AG	1,405	$31,814

		144,331
SEMICONDUCTORS — 3.03%
AIXTRON SEb	8,378	111,830
Dialog Semiconductor PLC[a]	5,165	95,750
Kontron AG	4,063	23,988
Suss Microtec AGa	1,755	19,777

		251,345
SOFTWARE — 3.13%
Nemetschek AG	398	22,522
PSI AG	848	18,004
Software AG	5,540	218,984

		259,510
TELECOMMUNICATIONS — 3.55%
ADVA Optical Networking SEa	3,000	16,818
Drillisch AG	4,015	65,061
Freenet AG	8,380	187,560
QSC AG	7,370	25,495

		294,934
TRANSPORTATION — 0.17%
VTG AG	768	14,584

		14,584

TOTAL COMMON STOCKS
(Cost: $6,757,159)		7,740,815

PREFERRED STOCKS — 6.65%

BIOTECHNOLOGY — 0.36%
Biotest AG	430	29,693

		29,693
BUILDING MATERIALS — 0.40%
Sto AG	218	33,488

		33,488
COMMERCIAL SERVICES — 0.24%
Sixt AG	1,090	19,694

		19,694
ELECTRONICS — 1.08%
Sartorius AG	780	89,971

		89,971
HEALTH CARE — PRODUCTS — 0.97%
Draegerwerk AG & Co. KGaA	628	80,427

		80,427

Security	Shares	Value

MACHINERY — 0.75%
Jungheinrich AG	1,413	$62,106

		62,106
OIL & GAS — 2.85%
Fuchs Petrolub AG	3,060	236,509

		236,509

TOTAL PREFERRED STOCKS
(Cost: $436,251)		551,888

SHORT-TERM INVESTMENTS — 9.87%

MONEY MARKET FUNDS — 9.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	762,016	762,016
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	55,173	55,173
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	2,355	2,355

		819,544

TOTAL SHORT-TERM INVESTMENTS
(Cost: $819,544)		819,544

TOTAL INVESTMENTS IN SECURITIES — 109.77%
(Cost: $8,012,954)		9,112,247
Other Assets, Less Liabilities — (9.77)%		(811,217)

NET ASSETS — 100.00%		$8,301,030

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

Fubruary 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

APPAREL — 3.26%
Sitoy Group Holdings Ltd.	4,000	$1,924
Stella International Holdings Ltd.	31,000	89,744

		91,668
AUTO PARTS & EQUIPMENT — 2.49%
Xinyi Glass Holdings Co. Ltd.	104,000	69,871

		69,871
BANKS — 2.92%
Dah Sing Banking Group Ltd.	28,000	34,843
Dah Sing Financial Holdings Ltd.	8,800	47,320

		82,163
BEVERAGES — 0.34%
Silver Base Group Holdings Ltd.[a]	32,225	9,641

		9,641
BIOTECHNOLOGY — 0.73%
CK Life Sciences International (Holdings) Inc.	192,000	20,550

		20,550
CHEMICALS — 0.27%
Sateri Holdings Ltd.	31,000	7,675

		7,675
COMMERCIAL SERVICES — 0.23%
Pico Far East Holdings Ltd.	20,000	6,319

		6,319
DISTRIBUTION & WHOLESALE — 0.87%
Pacific Andes International Holdings Ltd.	68,000	3,727
VST Holdings Ltd.	36,000	9,516
YGM Trading Ltd.	4,106	11,331

		24,574
DIVERSIFIED FINANCIAL SERVICES — 1.89%
Get Nice Holdings Ltd.	88,000	4,142
Guotai Junan International Holdings Ltd.	26,000	13,042
Haitong International Securities Group Ltd.	12,000	6,561
Value Partners Group Ltd.	42,000	29,463

		53,208
ELECTRICAL COMPONENTS & EQUIPMENT — 2.75%
Johnson Electric Holdings Ltd.	97,000	69,171
Neo-Neon Holdings Ltd.[b]	32,000	8,005

		77,176

Security	Shares	Value

ELECTRONICS — 7.06%
AAC Technologies Holdings Inc.	40,000	$169,958
Truly International Holdings Ltd.	72,000	28,318

		198,276
ENGINEERING & CONSTRUCTION — 0.22%
SOCAM Development Ltd.	5,000	6,061

		6,061
HAND & MACHINE TOOLS — 5.46%
Techtronic Industries Co. Ltd.	77,000	153,506

		153,506
HOLDING COMPANIES — DIVERSIFIED — 4.03%
China Financial International Investments Ltd.[a,b]	300,000	15,861
Emperor International Holdings Ltd.	36,000	11,281
Melco International Development Ltd.	54,000	86,067

		113,209
HOME FURNISHINGS — 0.15%
Samson Holding Ltd.	26,000	4,224

		4,224
HOUSEHOLD PRODUCTS & WARES — 0.43%
Goodbaby International Holdings Ltd.	22,000	11,943

		11,943
INTERNET — 0.37%
SUNeVision Holdings Ltd.	40,000	10,471

		10,471
LODGING — 1.13%
Dorsett Hospitality International Ltd.	40,000	12,225
Regal Hotels International Holdings Ltd.	40,000	19,549

		31,774
MANUFACTURING — 0.86%
Singamas Container Holdings Ltd.	84,000	24,047

		24,047
MEDIA — 5.43%
Television Broadcasts Ltd.	20,000	152,421

		152,421
MINING — 3.58%
China Daye Non-Ferrous Metals Mining Ltd.[b]	260,000	9,388
CST Mining Group Ltd.[b]	1,152,000	18,272
G-Resources Group Ltd.[b]	978,000	55,490

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

Fubruary 28, 2013

Security	Shares	Value

IRC Ltd.[a,b]	52,000	$7,175
Mongolia Energy Corp. Ltd.[b]	200,000	10,187

		100,512
OIL & GAS — 1.19%
Brightoil Petroleum (Holdings) Ltd.[b]	162,000	29,664
Pearl Oriental Oil Ltd.[b,c]	62,000	3,778

		33,442
PHARMACEUTICALS — 0.55%
United Laboratories International Holdings Ltd. (The)[b]	32,000	15,515

		15,515
REAL ESTATE — 10.92%
CSI Properties Ltd.	248,000	11,353
Great Eagle Holdings Ltd.	18,000	71,491
HKR International Ltd.	49,600	27,823
K. Wah International Holdings Ltd.	72,000	41,316
Kowloon Development Co. Ltd.	30,000	43,328
Lai Sun Development Co. Ltd.[b]	444,000	17,176
Midland Holdings Ltd.	44,000	19,858
Polytec Asset Holdings Ltd.	30,000	4,101
Richfield Group Holdings Ltd.	128,000	5,942
Shun Tak Holdings Ltd.	96,000	53,355
Soundwill Holdings Ltd.	4,000	11,167

		306,910
REAL ESTATE INVESTMENT TRUSTS — 4.50%
Champion REIT	182,000	92,938
Prosperity REIT	24,000	8,233
Regal REIT	34,000	9,733
Sunlight REIT	34,000	15,652

		126,556
RETAIL — 22.14%
Bonjour Holdings Ltd.	96,000	13,494
Cafe de Coral Holdings Ltd.	24,000	71,646
Chow Sang Sang Holdings International Ltd.[a]	18,000	48,860
Emperor Watch & Jewellery Ltd.[a]	200,000	21,922
Esprit Holdings Ltd.[a]	114,850	149,878
Giordano International Ltd.	76,000	76,442
Glorious Sun Enterprises Ltd.	8,000	2,362
I.T Ltd.	32,000	13,741
Luk Fook Holdings International Ltd.	20,000	66,410
Man Wah Holdings Ltd.[a]	21,600	20,556
Ming Fung Jewellery Group Ltd.[b]	220,000	9,504

Security	Shares	Value

Newocean Energy Holdings Ltd.	32,000	$18,775
Oriental Watch Holdings Ltd.[a]	28,000	10,507
Sa Sa International Holdings Ltd.[a]	60,000	63,831
Trinity Ltd.[a]	60,000	34,043

		621,971
TELECOMMUNICATIONS — 10.53%
Citic Telecom International Holdings Ltd.	70,000	25,997
Foxconn International Holdings Ltd.[b]	130,000	54,817
Hong Kong Television Network Ltd.	16,000	5,529
Hutchison Telecommunications Hong Kong Holdings Ltd.	100,000	49,131
SmarTone Telecommunications Holding Ltd.	23,000	41,997
VTech Holdings Ltd.[a]	10,200	118,312

		295,783
TEXTILES — 2.59%
Cecep Costin New Materials Group Ltd.	4,000	1,748
Pacific Textile Holdings Ltd.	34,000	34,680
Texwinca Holdings Ltd.	36,000	36,210

		72,638
TRANSPORTATION — 3.01%
Pacific Basin Shipping Ltd.	96,000	56,573
SITC International Holdings Co. Ltd.	74,000	27,864

		84,437

TOTAL COMMON STOCKS
(Cost: $2,497,765)		2,806,541

SHORT-TERM INVESTMENTS — 11.62%

MONEY MARKET FUNDS — 11.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	301,949	301,949
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	21,862	21,862
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	2,619	2,619

		326,430

TOTAL SHORT-TERM INVESTMENTS
(Cost: $326,430)		326,430

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

Fubruary 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 111.52%
(Cost: $2,824,195)	$3,132,971
Other Assets, Less Liabilities — (11.52)%	(323,643)

NET ASSETS — 100.00%	$2,809,328

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.40%

AGRICULTURE — 5.19%
First Resources Ltd.[a]	117,000	$183,854
GMG Global Ltd.	1,089,000	122,295
Indofood Agri Resources Ltd.[a]	180,000	180,327

		486,476
AIRLINES — 0.24%
Tiger Airways Holdings Ltd.[a,b]	39,000	22,844

		22,844
BUILDING MATERIALS — 0.09%
Hong Leong Asia Ltd.	6,000	8,556

		8,556
COMMERCIAL SERVICES — 2.76%
CWT Ltd.	6,000	6,908
Ezion Holdings Ltd.	156,000	251,440

		258,348
COMPUTERS — 0.52%
CSE Global Ltd.	69,000	49,057

		49,057
DISTRIBUTION & WHOLESALE — 0.14%
China Aviation Oil Singapore Corp. Ltd.	6,000	5,405
Tat Hong Holdings Ltd.	6,000	7,368

		12,773
DIVERSIFIED FINANCIAL SERVICES — 1.98%
ARA Asset Management Ltd.[a]	105,000	159,483
Asiasons Capital Ltd.[b]	36,000	25,595

		185,078
ELECTRONICS — 4.64%
Venture Corp. Ltd.	63,000	434,676

		434,676
ENGINEERING & CONSTRUCTION — 5.08%
SATS Ltd.	177,000	420,424
United Engineers Ltd.	21,000	55,989

		476,413
ENVIRONMENTAL CONTROL — 2.50%
Hyflux Ltd.[a]	180,000	204,323
Sound Global Ltd.[a]	57,000	29,933

		234,256

Security	Shares	Value

FOOD — 1.23%
China Minzhong Food Corp. Ltd.[b]	6,000	$5,841
Super Group Ltd.[a]	36,000	109,651

		115,492
HEALTH CARE — PRODUCTS — 0.13%
Biosensors International Group Ltd.[b]	12,000	12,409

		12,409
HEALTH CARE — SERVICES — 1.42%
Raffles Medical Group Ltd.[a]	51,000	133,500

		133,500
HOLDING COMPANIES — DIVERSIFIED — 1.04%
Boustead Singapore Ltd.	27,000	28,140
Gallant Venture Ltd.[b]	39,000	8,980
K-Green Trust	57,000	50,426
Tuan Sing Holdings Ltd.	33,000	9,598

		97,144
HOME BUILDERS — 0.16%
Ying Li International Real Estate Ltd.[b]	36,000	15,270

		15,270
HOUSEHOLD PRODUCTS & WARES — 1.27%
OSIM International Ltd.[a]	81,000	119,430

		119,430
LODGING — 3.14%
GuocoLeisure Ltd.	39,000	23,316
Overseas Union Enterprise Ltd.[a]	105,000	246,011
Stamford Land Corp. Ltd.	54,000	24,650

		293,977
MINING — 2.99%
LionGold Corp. Ltd.[a,b]	141,000	122,460
Midas Holdings Ltd.	375,000	157,544

		280,004
OIL & GAS SERVICES — 0.09%
Swiber Holdings Ltd.[a]	15,000	8,362

		8,362
REAL ESTATE — 8.31%
Ascendas India Trust	72,000	48,572
Chip Eng Seng Corp. Ltd.	42,000	25,450
Perennial China Retail Trusta	324,000	157,059
Wing Tai Holdings Ltd.	159,800	250,464

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Yanlord Land Group Ltd.[b]	168,000	$208,346
Yoma Strategic Holdings Ltd.[a]	129,000	89,109

		779,000
REAL ESTATE INVESTMENT TRUSTS — 41.53%
Ascendas Hospitality Trust[a]	18,000	14,543
Ascott Residence Trust	123,000	133,658
Cache Logistics Trust	123,000	131,670
Cambridge Industrial Trust	291,000	175,153
CapitaRetail China Trust	57,000	82,432
CDL Hospitality Trusts	186,000	311,064
Far East Hospitality Trust	102,000	90,648
First REIT	15,000	13,694
Frasers Centrepoint Trust	135,000	223,591
Frasers Commercial Trust	72,000	76,784
Keppel REIT Management Ltd.[a]	249,000	269,570
Lippo Malls Indonesia Retail Trust	510,000	214,260
Mapletree Commercial Trust	282,000	306,435
Mapletree Industrial Trust	312,000	352,898
Mapletree Logistics Trust[a]	360,000	354,837
Parkway Life REIT	72,000	140,772
Sabana Shari’ah Compliant Industrial REIT	39,000	39,228
Starhill Global REIT	252,000	178,146
Suntec REIT	540,000	783,115

		3,892,498
RETAIL — 0.18%
Sheng Siong Group Ltd.	33,000	17,063

		17,063
SHIPBUILDING — 1.89%
COSCO Corp. (Singapore) Ltd.	39,000	29,461
STX OSV Holdings Ltd.	144,000	147,170

		176,631
TELECOMMUNICATIONS — 2.54%
M1 Ltd.[a]	105,000	237,528

		237,528
TRANSPORTATION — 10.34%
Ezra Holdings Ltd.[b]	198,000	180,763
Neptune Orient Lines Ltd.[a,b]	165,000	157,302
Singapore Post Ltd.	408,000	397,205
SMRT Corp. Ltd.[a]	180,000	234,134

		969,404

TOTAL COMMON STOCKS (Cost: $8,329,967)		9,316,189

Security	Shares	Value

SHORT-TERM INVESTMENTS —15.33%

MONEY MARKET FUNDS — 15.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	1,311,143	$1,311,143
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	94,931	94,931
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	30,240	30,240

		1,436,314

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,436,314)		1,436,314

TOTAL INVESTMENTS IN SECURITIES — 114.73% (Cost: $9,766,281)		10,752,503
Other Assets, Less Liabilities — (14.73)%		(1,380,405)

NET ASSETS — 100.00%		$9,372,098

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

ADVERTISING — 0.88%
Aegis Group PLC	3,862	$13,982

		13,982
AEROSPACE & DEFENSE — 1.35%
BBA Aviation PLC	2,245	8,700
Chemring Group PLC	1,021	4,293
Ultra Electronics Holdings PLC	325	8,347

		21,340
AGRICULTURE — 0.39%
Genus PLC	281	6,142

		6,142
AIRLINES — 0.67%
easyJet PLC	698	10,563

		10,563
BANKS — 0.16%
Bank of Georgia Holdings PLC	121	2,562

		2,562
BEVERAGES — 0.82%
Britvic PLC	1,138	7,319
Marston’s PLC	2,686	5,724

		13,043
BIOTECHNOLOGY — 0.39%
Abcam PLC	853	5,509
Andor Technology Ltd.	123	766

		6,275
CHEMICALS — 2.52%
AZ Electronic Materials SA	1,670	9,800
Elementis PLC	2,116	7,905
Filtrona PLC	982	9,518
Synthomer PLC	1,109	3,481
Victrex PLC	376	9,257

		39,961
COAL — 0.19%
Bumi PLC[a]	365	1,862
New World Resources PLC Class A	292	1,172

		3,034
COMMERCIAL SERVICES — 7.71%
Ashtead Group PLC	2,549	19,927
Berendsen PLC	810	8,392

Security	Shares	Value

Cape PLC	381	$1,343
Chime Communications PLC	302	1,122
De La Rue PLC	334	4,700
Dignity PLC	258	4,970
Hays PLC	6,517	9,709
Homeserve PLC	1,176	4,222
Interserve PLC	592	4,436
ITE Group PLC	1,307	5,277
Mears Group PLC	400	2,247
Michael Page International PLC	1,484	9,671
Northgate PLC	626	3,164
QinetiQ Group PLC	3,113	9,696
Rentokil Initial PLC	8,806	12,371
RPS Group PLC	1,024	3,790
Savills PLC	592	4,772
Speedy Hire PLC	2,421	1,534
SThree PLC	457	2,464
W.S. Atkins PLC	471	6,213
Xchanging PLC[a]	1,011	2,187

		122,207
COMPUTERS — 0.66%
Computacenter PLC	434	3,197
Domino Printing Sciences PLC	472	5,016
SDL PLC	289	2,281

		10,494
COSMETICS & PERSONAL CARE — 0.52%
PZ Cussons PLC	1,351	8,306

		8,306
DISTRIBUTION & WHOLESALE — 1.88%
Diploma PLC	533	4,956
Inchcape PLC	2,186	16,774
John Menzies PLC	195	2,220
SIG PLC	2,779	5,880

		29,830
DIVERSIFIED FINANCIAL SERVICES — 7.68%
Ashmore Group PLC	1,624	8,833
Brewin Dolphin Holdings PLC	1,141	3,450
Close Brothers Group PLC	715	11,331
F&C Asset Management PLC	2,250	3,508
Henderson Group PLC	5,379	12,966
IG Group Holdings PLC	1,752	13,116
Intermediate Capital Group PLC	1,929	11,446

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

International Personal Finance PLC	1,260	$7,641
Jupiter Fund Management PLC	1,473	7,515
Man Group PLC	8,059	12,270
Paragon Group of Companies PLC	1,483	7,028
Provident Financial PLC	656	14,588
Rathbone Brothers PLC	204	4,363
Tullett Prebon PLC	861	3,657

		121,712
ELECTRIC — 0.09%
XP Power Ltd.[b]	82	1,413

		1,413
ELECTRONICS — 4.73%
Dialight PLC	156	2,917
Electrocomponents PLC	2,055	8,026
Halma PLC	1,899	14,200
Premier Farnell PLC	1,741	5,814
Renishaw PLC	172	5,109
Rotork PLC	389	16,841
Spectris PLC	562	20,261
TT electronics PLC	693	1,817

		74,985
ENGINEERING & CONSTRUCTION — 1.16%
Carillion PLC	2,017	9,467
Costain Group PLC	181	782
Keller Group PLC	286	3,226
Kier Group PLC	180	3,516
Morgan Sindall Group PLC	173	1,418

		18,409
ENTERTAINMENT — 3.33%
888 Holdings PLC	438	1,016
Betfair Group PLC	376	3,978
bwin.party digital entertainment PLC	2,833	6,369
Cineworld Group PLC	669	2,752
Ladbrokes PLC	4,276	14,903
Rank Group PLC	458	1,140
Sportingbet PLC	2,791	2,319
William Hill PLC	3,308	20,321

		52,798
ENVIRONMENTAL CONTROL — 0.15%
Shanks Group PLC	1,867	2,338

		2,338

Security	Shares	Value

FOOD — 2.07%
Booker Group PLC	7,435	$13,171
Dairy Crest Group PLC	628	4,051
Devro PLC	775	4,153
Greencore Group PLC	1,947	2,889
Greggs PLC	452	3,434
Ocado Group PLC[a]	1,899	3,788
Premier Foods PLC[a]	955	1,330

		32,816
FOREST PRODUCTS & PAPER — 2.51%
DS Smith PLC	4,656	17,061
Mondi PLC	1,772	22,716

		39,777
HEALTH CARE — PRODUCTS — 0.06%
Advanced Medical Solutions Group PLC	945	968

		968
HEALTH CARE — SERVICES — 0.26%
Synergy Health PLC	260	4,136

		4,136
HOLDING COMPANIES — DIVERSIFIED — 1.57%
Drax Group PLC	1,798	16,785
Lonrho PLC[a]	7,592	771
Mitie Group PLC	1,695	7,382

		24,938
HOME BUILDERS — 6.40%
Barratt Developments PLC[a]	4,872	17,757
Bellway PLC	570	10,028
Berkeley Group Holdings PLC (The)[a]	622	17,986
Bovis Homes Group PLC	628	6,153
Galliford Try PLC	385	5,289
Persimmon PLC	1,497	20,758
Redrow PLC[a]	1,331	3,768
Taylor Wimpey PLC	16,005	19,703

		101,442
HOME FURNISHINGS — 0.90%
Howden Joinery Group PLC	2,986	9,700
Pace PLC	1,289	4,563

		14,263
HOUSEHOLD PRODUCTS & WARES — 0.12%
McBride PLC[a]	845	1,882

		1,882

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

INSURANCE — 5.28%
Amlin PLC	2,448	$15,856
Beazley PLC	2,645	8,142
Catlin Group Ltd.	1,730	13,261
Chesnara PLC	539	1,898
Hiscox Ltd.	1,865	14,778
Jardine Lloyd Thompson Group PLC	615	7,450
Lancashire Holdings Ltd.	770	10,630
Phoenix Group Holdings	503	4,929
St James’s Place PLC	927	6,853

		83,797
INTERNET — 2.30%
ASOS PLC[a]	347	14,427
Blinkx PLC[a]	1,103	1,532
Cupid PLC	170	346
Moneysupermarket.com Group PLC	1,198	3,686
Monitise PLC[a]	6,193	3,525
Rightmove PLC	497	12,999

		36,515
IRON & STEEL — 0.29%
Ferrexpo PLC	978	3,380
London Mining PLC[a]	476	1,151

		4,531
LEISURE TIME — 0.34%
Thomas Cook Group PLC[a]	4,104	5,420

		5,420
LODGING — 0.39%
Millennium & Copthorne Hotels PLC	748	6,143

		6,143
MACHINERY — 0.90%
Spirax-Sarco Engineering PLC	392	14,323

		14,323
MANUFACTURING — 2.30%
Alent PLC[a]	1,391	7,876
Fenner PLC	775	4,990
Hill & Smith Holdings PLC	510	3,700
Morgan Crucible Co. PLC (The)	1,103	4,924
Senior PLC	1,894	6,969
Vesuvius PLC	1,391	8,081

		36,540

Security	Shares	Value

MEDIA — 3.44%
Daily Mail & General Trust PLC Class A NVS	1,412	$15,218
Euromoney Institutional Investor PLC	201	2,810
Informa PLC	2,994	22,792
UBM PLC	1,162	13,652

		54,472
METAL FABRICATE & HARDWARE — 0.54%
Bodycote PLC	1,040	8,620

		8,620
MINING — 2.77%
African Barrick Gold PLC	602	2,402
African Minerals Ltd.[a,b]	1,090	4,695
Anglo Pacific Group PLC	461	1,989
Avocet Mining PLC	956	301
Centamin PLC[a]	4,615	3,762
Gem Diamonds Ltd.[a]	520	1,287
Highland Gold Mining Ltd.	604	960
Hochschild Mining PLC	798	4,702
Lonmin PLC[a]	2,241	12,144
Pan African Resources PLC[a]	5,097	1,238
Patagonia Gold PLC[a]	2,713	597
Petra Diamonds Ltd.[a]	1,756	3,188
Petropavlovsk PLC	860	3,940
Sirius Minerals PLC[a]	5,725	2,151
West African Minerals Corp.[a]	629	532

		43,888
OIL & GAS — 5.91%
Afren PLC[a]	5,112	11,034
Amerisur Resources PLC[a]	3,850	2,820
Borders & Southern Petroleum PLC[a]	2,295	749
Bowleven PLC[a]	1,545	1,806
Cairn Energy PLC[a]	2,816	11,614
Circle Oil PLC[a]	2,103	571
EnQuest PLC[a]	3,159	6,378
Essar Energy PLC[a]	1,613	3,296
Falkland Oil & Gas Ltd.[a]	354	161
Faroe Petroleum PLC[a]	798	1,659
Gulf Keystone Petroleum Ltd.[a]	3,755	10,758
Heritage Oil PLC[a]	868	2,526
JKX Oil & Gas PLC[a]	470	480
Ophir Energy PLC[a]	1,372	9,976
Premier Oil PLC[a]	2,430	14,109

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Rockhopper Exploration PLC[a]	1,599	$3,471
RusPetro PLC[a]	267	121
Salamander Energy PLC[a]	1,136	3,476
SOCO International PLC[a]	1,041	5,836
Valiant Petroleum PLC[a]	174	915
Xcite Energy Ltd.[a]	1,207	1,892

		93,648
OIL & GAS SERVICES — 1.72%
Hunting PLC	555	7,321
John Wood Group PLC	1,566	18,256
Kentz Corp. Ltd.	291	1,644

		27,221
PACKAGING & CONTAINERS — 0.34%
RPC Group PLC	799	5,336

		5,336
PHARMACEUTICALS — 1.45%
BTG PLC[a]	1,540	7,691
Hikma Pharmaceuticals PLC	650	8,545
United Drug PLC	1,038	4,511
Vectura Group PLC[a]	1,553	2,186

		22,933
REAL ESTATE — 2.09%
Capital & Counties Properties PLC	2,975	11,972
Grainger PLC	1,950	4,037
Helical Bar PLC	470	1,637
Quintain Estates and Development PLC[a]	2,440	2,565
Redefine International PLC	1,054	576
Regus PLC	3,102	6,281
St. Modwen Properties PLC	704	2,691
UNITE Group PLC	753	3,316

		33,075
REAL ESTATE INVESTMENT TRUSTS — 3.47%
Big Yellow Group PLC	519	2,942
Derwent London PLC	456	15,249
Great Portland Estates PLC	1,599	11,949
Hansteen Holdings PLC	3,181	3,983
LondonMetric Property PLC	2,674	4,408
Primary Health Properties PLC	340	1,808
Shaftesbury PLC	1,271	11,257
Workspace Group PLC	657	3,415

		55,011

Security	Shares	Value

RETAIL — 7.72%
Carpetright PLC[a]	226	$2,281
Darty PLC	1,832	1,307
Debenhams PLC	6,062	8,682
Dixons Retail PLC[a]	16,984	7,023
Domino’s Pizza Group PLC	635	5,176
Dunelm Group PLC	448	5,100
Enterprise Inns PLC[a]	2,372	3,813
Greene King PLC	1,045	11,056
Halfords Group PLC	961	4,597
Home Retail Group PLC	3,856	7,445
JD Wetherspoon PLC	495	3,934
Lookers PLC	1,082	1,355
Majestic Wine PLC	298	2,017
Mitchells & Butlers PLC[a]	1,056	5,481
Mothercare PLC[a]	354	1,463
N Brown Group PLC	736	4,440
Pendragon PLC[a]	6,302	2,176
Restaurant Group PLC (The)	942	5,990
Spirit Pub Co. PLC	3,094	3,135
Sports Direct International PLC[a]	815	5,165
SuperGroup PLC[a]	151	1,452
Travis Perkins PLC	1,178	22,781
WH Smith PLC	639	6,542

		122,411
SEMICONDUCTORS — 0.92%
CSR PLC	758	5,283
Imagination Technologies Group PLC[a]	854	6,611
IQE PLC[a]	2,217	951
Nanoco Group PLC[a]	663	1,761

		14,606
SOFTWARE — 2.16%
AVEVA Group PLC	320	11,201
Fidessa Group PLC	188	5,354
Innovation Group PLC[a]	4,122	1,564
Kofax PLC[a]	375	1,622
Micro Focus International PLC	708	7,389
Playtech Ltd.	818	7,096

		34,226
TELECOMMUNICATIONS — 3.37%
Avanti Communications Group PLC[a]	327	1,554
Cable & Wireless Communications PLC	10,798	6,897

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

COLT Group SAa	1,873	$3,699
Kcom Group PLC	2,431	2,821
Laird PLC	1,252	4,711
Spirent Communications PLC	3,174	7,395
TalkTalk Telecom Group PLC	2,370	9,138
Telecity Group PLC	969	13,753
Telecom plus PLC	230	3,474

		53,442
TRANSPORTATION — 1.85%
Clarkson PLC	49	1,106
FirstGroup PLC	1,732	5,090
Go-Ahead Group PLC (The)	182	3,937
Hargreaves Services PLC	97	1,213
National Express Group PLC	2,044	6,826
Stagecoach Group PLC	2,038	9,203
Stobart Group Ltd.	1,393	1,950

		29,325
WATER — 1.10%
Pennon Group PLC	1,753	17,429

		17,429

TOTAL COMMON STOCKS (Cost: $1,261,428)		1,582,528

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	1,718	1,718
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	124	124
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	358	358

		2,200

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,200)		2,200

Value

TOTAL INVESTMENTS IN SECURITIES — 99.96% (Cost: $1,263,628)	$1,584,728
Other Assets, Less Liabilities — 0.04%	632

NET ASSETS — 100.00%	$1,585,360

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2013

	iShares MSCI Australia Small Cap Index Fund	iShares MSCI Brazil Small Cap Index Fund	iShares MSCI Canada Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,205,435	$55,784,088	$2,522,086
Affiliated (Note 2)	28,450	29,963	82,497

Total cost of investments	$1,233,885	$55,814,051	$2,604,583

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,259,319	$62,949,322	$2,297,353
Affiliated (Note 2)	28,450	29,963	82,497

Total fair value of investments	1,287,769	62,979,285	2,379,850
Foreign currencies, at value[b]	4,692	104,833	2,541
Receivables:
Investment securities sold	7,673	82,445	21,183
Dividends and interest	3,638	108,608	3,263

Total Assets	1,303,772	63,275,171	2,406,837

LIABILITIES
Payables:
Investment securities purchased	8,686	139,026	44,650
Collateral for securities on loan (Note 5)	28,177	—	82,128
Investment advisory fees (Note 2)	568	26,491	1,066

Total Liabilities	37,431	165,517	127,844

NET ASSETS	$1,266,341	$63,109,654	$2,278,993

Net assets consist of:
Paid-in capital	$1,276,753	$63,102,571	$2,685,131
Distributions in excess of net investment income	(25,230)	(352,725)	(29,380)
Accumulated net realized loss	(39,019)	(6,808,056)	(151,963)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	53,837	7,167,864	(224,795)

NET ASSETS	$1,266,341	$63,109,654	$2,278,993

Shares outstanding[c]	50,000	2,200,000	100,000

Net asset value per share	$25.33	$28.69	$22.79

[a]	Securities on loan with values of $24,156, $ — and $77,684, respectively. See Note 5.
[b]	Cost of foreign currencies: $4,726, $104,833 and $2,594, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2013

	iShares MSCI China Small Cap Index Fund	iShares MSCI Germany Small Cap Index Fund	iShares MSCI Hong Kong Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$35,515,292	$7,193,410	$2,497,765
Affiliated (Note 2)	8,432,160	819,544	326,430

Total cost of investments	$43,947,452	$8,012,954	$2,824,195

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$34,841,446	$8,292,703	$2,806,541
Affiliated (Note 2)	8,432,160	819,544	326,430

Total fair value of investments	43,273,606	9,112,247	3,132,971
Foreign currencies, at value[b]	29,871	11,609	1,056
Receivables:
Investment securities sold	480,990	28,586	--
Dividends and interest	15,327	3,868	263

Total Assets	43,799,794	9,156,310	3,134,290

LIABILITIES
Payables:
Investment securities purchased	534,604	34,338	--
Collateral for securities on loan (Note 5)	8,373,512	817,189	323,811
Investment advisory fees (Note 2)	15,957	3,753	1,151

Total Liabilities	8,924,073	855,280	324,962

NET ASSETS	$34,875,721	$8,301,030	$2,809,328

Net assets consist of:
Paid-in capital	$39,380,311	$6,940,661	$2,420,488
Distributions in excess of net investment income	(40,727)	(28,395)	(118,670)
Undistributed net realized gain (accumulated net realized loss)	(3,790,014)	289,672	198,734
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(673,849)	1,099,092	308,776

NET ASSETS	$34,875,721	$8,301,030	$2,809,328

Shares outstanding[c]	800,000	250,000	100,000

Net asset value per share	$43.59	$33.20	$28.09

[a]	Securities on loan with values of $7,521,733, $774,972 and $301,405, respectively. See Note 5.
[b]	Cost of foreign currencies: $29,874, $11,864 and $1,056, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2013

	iShares MSCI Singapore Small Cap Index Fund	iShares MSCI United Kingdom Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$8,329,967	$1,261,428
Affiliated (Note 2)	1,436,314	2,200

Total cost of investments	$9,766,281	$1,263,628

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,316,189	$1,582,528
Affiliated (Note 2)	1,436,314	2,200

Total fair value of investments	10,752,503	1,584,728
Foreign currencies, at value[b]	32,775	1,684
Receivables:
Investment securities sold	10,844	4,178
Dividends and interest	20,367	2,062

Total Assets	10,816,489	1,592,652

LIABILITIES
Payables:
Investment securities purchased	35,095	4,727
Collateral for securities on loan (Note 5)	1,406,074	1,842
Investment advisory fees (Note 2)	3,222	723

Total Liabilities	1,444,391	7,292

NET ASSETS	$9,372,098	$1,585,360

Net assets consist of:
Paid-in capital	$8,628,884	$960,736
Distributions in excess of net investment income	(433,232)	(17,303)
Undistributed net realized gain	190,240	320,853
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	986,206	321,074

NET ASSETS	$9,372,098	$1,585,360

Shares outstanding[c]	300,000	50,000

Net asset value per share	$31.24	$31.71

[a]	Securities on loan with values of $1,319,096 and $1,753, respectively. See Note 5.
[b]	Cost of foreign currencies: $32,796 and $1,679, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2013

	iShares MSCI Australia Small Cap Index Fund	iShares MSCI Brazil Small Cap Index Fund	iShares MSCI Canada Small Cap Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$21,154	$270,424	$44,276
Interest — affiliated (Note 2)	1	16	2
Securities lending income — affiliated (Note 2)	768	—	2,957

Total investment income	21,923	270,440	47,235

EXPENSES
Investment advisory fees (Note 2)	3,550	161,404	11,291

Total expenses	3,550	161,404	11,291

Net investment income	18,373	109,036	35,944

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	6,063	(350,780)	(28,947)
In-kind redemptions — unaffiliated	—	—	(61,143)
Foreign currency transactions	47	(7,286)	(51)

Net realized gain (loss)	6,110	(358,066)	(90,141)

Net change in unrealized appreciation/depreciation on:
Investments	156,605	6,970,549	99,542
Translation of assets and liabilities in foreign currencies	(67)	11,204	(84)

Net change in unrealized appreciation/depreciation	156,538	6,981,753	99,458

Net realized and unrealized gain	162,648	6,623,687	9,317

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$181,021	$6,732,723	$45,261

[a]	Net of foreign withholding tax of $641, $25,813 and $7,458, respectively.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2013

	iShares MSCI China Small Cap Index Fund	iShares MSCI Germany Small Cap Index Fund	iShares MSCI Hong Kong Small Cap Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$72,561	$16,651	$18,398
Interest — affiliated (Note 2)	9	2	4
Securities lending income — affiliated (Note 2)	66,634	4,749	2,206

Total investment income	139,204	21,402	20,608

EXPENSES
Investment advisory fees (Note 2)	62,561	20,180	5,012

Total expenses	62,561	20,180	5,012

Net investment income	76,643	1,222	15,596

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(985,533)	(5,119)	10,812
In-kind redemptions — unaffiliated	—	325,395	264,330
Foreign currency transactions	(3)	734	—

Net realized gain (loss)	(985,536)	321,010	275,142

Net change in unrealized appreciation/depreciation on:
Investments	6,748,157	987,529	2,472
Translation of assets and liabilities in foreign currencies	(16)	(143)	—

Net change in unrealized appreciation/depreciation	6,748,141	987,386	2,472

Net realized and unrealized gain	5,762,605	1,308,396	277,614

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,839,248	$1,309,618	$293,210

[a]	Net of foreign withholding tax of $232, $1,202 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2013

	iShares MSCI Singapore Small Cap Index Fund	iShares MSCI United Kingdom Small Cap Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$81,689	$31,208
Interest — affiliated (Note 2)	11	1
Securities lending income — affiliated (Note 2)	6,372	263

Total investment income	88,072	31,472

EXPENSES
Investment advisory fees (Note 2)	13,011	8,101

Total expenses	13,011	8,101

Net investment income	75,061	23,371

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	224,194	(19,467)
In-kind redemptions — unaffiliated	—	355,506
Foreign currency transactions	289	(76)

Net realized gain	224,483	335,963

Net change in unrealized appreciation/depreciation on:
Investments	421,218	78,624
Translation of assets and liabilities in foreign currencies	(73)	(139)

Net change in unrealized appreciation/depreciation	421,145	78,485

Net realized and unrealized gain	645,628	414,448

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$720,689	$437,819

[a]	Net of foreign withholding tax of $3,945 and $169, respectively.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Australia Small Cap Index Fund		iShares MSCI Brazil Small Cap Index Fund
	Six months ended February 28, 2013 (Unaudited)	Period from January 25, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,373	$51,270	$109,036	$1,148,919
Net realized gain (loss)	6,110	(174,150)	(358,066)	(4,932,498)
Net change in unrealized appreciation/depreciation	156,538	(102,701)	6,981,753	1,787,919

Net increase (decrease) in net assets resulting from operations	181,021	(225,581)	6,732,723	(1,995,660)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(58,337)	(36,379)	(654,876)	(1,147,422)

Total distributions to shareholders	(58,337)	(36,379)	(654,876)	(1,147,422)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	--	2,502,178	5,724,450	13,261,836
Cost of shares redeemed	--	(1,096,561)	--	(12,436,283)

Net increase in net assets from capital share transactions	--	1,405,617	5,724,450	825,553

INCREASE (DECREASE) IN NET ASSETS	122,684	1,143,657	11,802,297	(2,317,529)

NET ASSETS
Beginning of period	1,143,657	--	51,307,357	53,624,886

End of period	$1,266,341	$1,143,657	$63,109,654	$51,307,357

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(25,230)	$14,734	$(352,725)	$193,115

SHARES ISSUED AND REDEEMED
Shares sold	--	100,000	200,000	500,000
Shares redeemed	--	(50,000)	--	(500,000)

Net increase in shares outstanding	--	50,000	200,000	--

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Canada Small Cap Index Fund		iShares MSCI China Small Cap Index Fund
	Six months ended February 28, 2013 (Unaudited)	Period from January 25, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$35,944	$48,842	$76,643	$422,618
Net realized loss	(90,141)	(62,675)	(985,536)	(2,583,908)
Net change in unrealized appreciation/depreciation	99,458	(324,253)	6,748,141	(1,682,207)

Net increase (decrease) in net assets resulting from operations	45,261	(338,086)	5,839,248	(3,843,497)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(84,350)	(28,963)	(201,410)	(375,678)

Total distributions to shareholders	(84,350)	(28,963)	(201,410)	(375,678)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	--	5,033,195	14,769,611	3,707,545
Cost of shares redeemed	(2,348,064)	--	--	(3,487,503)

Net increase (decrease) in net assets from capital share transactions	(2,348,064)	5,033,195	14,769,611	220,042

INCREASE (DECREASE) IN NET ASSETS	(2,387,153)	4,666,146	20,407,449	(3,999,133)

NET ASSETS
Beginning of period	4,666,146	--	14,468,272	18,467,405

End of period	$2,278,993	$4,666,146	$34,875,721	$14,468,272

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(29,380)	$19,026	$(40,727)	$84,040

SHARES ISSUED AND REDEEMED
Shares sold	--	200,000	350,000	100,000
Shares redeemed	(100,000)	--	--	(100,000)

Net increase (decrease) in shares outstanding	(100,000)	200,000	350,000	--

[a]	Commencement of operations.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Germany Small Cap Index Fund		iShares MSCI Hong Kong Small Cap Index Fund
	Six months ended February 28, 2013 (Unaudited)	Period from January 25, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Period from January 10, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,222	$56,587	$15,596	$110,381
Net realized gain (loss)	321,010	(32,032)	275,142	(67,912)
Net change in unrealized appreciation/depreciation	987,386	111,706	2,472	306,304

Net increase in net assets resulting from operations	1,309,618	136,261	293,210	348,773

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,656)	(50,854)	(185,031)	(68,112)

Total distributions to shareholders	(34,656)	(50,854)	(185,031)	(68,112)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,912,510	2,583,536	1,407,951	4,886,652
Cost of shares redeemed	(1,555,385)	--	(3,874,115)	--

Net increase (decrease) in net assets from capital share transactions	4,357,125	2,583,536	(2,466,164)	4,886,652

INCREASE (DECREASE) IN NET ASSETS	5,632,087	2,668,943	(2,357,985)	5,167,313

NET ASSETS
Beginning of period	2,668,943	--	5,167,313	--

End of period	$8,301,030	$2,668,943	$2,809,328	$5,167,313

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(28,395)	$5,039	$(118,670)	$50,765

SHARES ISSUED AND REDEEMED
Shares sold	200,000	100,000	50,000	200,000
Shares redeemed	(50,000)	--	(150,000)	--

Net increase (decrease) in shares outstanding	150,000	100,000	(100,000)	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Singapore Small Cap Index Fund		iShares MSCI United Kingdom Small Cap Index Fund
	Six months ended February 28, 2013 (Unaudited)	Period from January 10, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Period from January 25, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$75,061	$120,800	$23,371	$42,990
Net realized gain (loss)	224,483	(35,212)	335,963	(6,451)
Net change in unrealized appreciation/depreciation	421,145	565,061	78,485	242,589

Net increase in net assets resulting from operations	720,689	650,649	437,819	279,128

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(563,104)	(65,020)	(60,694)	(31,629)

Total distributions to shareholders	(563,104)	(65,020)	(60,694)	(31,629)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,085,335	2,543,549	--	2,547,924
Cost of shares redeemed	--	--	(1,587,188)	--

Net increase (decrease) in net assets from capital share transactions	6,085,335	2,543,549	(1,587,188)	2,547,924

INCREASE (DECREASE) IN NET ASSETS	6,242,920	3,129,178	(1,210,063)	2,795,423

NET ASSETS
Beginning of period	3,129,178	--	2,795,423	--

End of period	$9,372,098	$3,129,178	$1,585,360	$2,795,423

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(433,232)	$54,811	$(17,303)	$20,020

SHARES ISSUED AND REDEEMED
Shares sold	200,000	100,000	--	100,000
Shares redeemed	--	--	(50,000)	--

Net increase (decrease) in shares outstanding	200,000	100,000	(50,000)	100,000

[a]	Commencement of operations.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Australia Small Cap Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$22.87	$25.02

Income from investment operations:
Net investment income[b]	0.37	0.57
Net realized and unrealized gain (loss)[c]	3.26	(2.36)

Total from investment operations	3.63	(1.79)

Less distributions from:
Net investment income	(1.17)	(0.36)

Total distributions	(1.17)	(0.36)

Net asset value, end of period	$25.33	$22.87

Total return	16.14%[d]	(7.08)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,266	$1,144
Ratio of expenses to average net assets[e]	0.59%	0.59%
Ratio of net investment income to average net assets[e]	3.05%	3.90%
Portfolio turnover rate[f]	10%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Brazil Small Cap Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$25.65	$26.81	$25.26

Income from investment operations:
Net investment income[b]	0.05	0.56	0.73
Net realized and unrealized gain (loss)[c]	3.32	(1.14)	1.33

Total from investment operations	3.37	(0.58)	2.06

Less distributions from:
Net investment income	(0.33)	(0.58)	(0.51)

Total distributions	(0.33)	(0.58)	(0.51)

Net asset value, end of period	$28.69	$25.65	$26.81

Total return	13.20%[d]	(1.82)%	8.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$63,110	$51,307	$53,625
Ratio of expenses to average net assets[e]	0.60%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	0.41%	2.27%	2.78%
Portfolio turnover rate[f]	17%	67%	77%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013, the year ended August 31, 2012 and the period ended August 31, 2011 were 17%, 43% and 71%, respectively. See Note 4.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Canada Small Cap Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$23.33	$25.17

Income from investment operations:
Net investment income[b]	0.22	0.24
Net realized and unrealized loss[c]	(0.34)	(1.94)

Total from investment operations	(0.12)	(1.70)

Less distributions from:
Net investment income	(0.42)	(0.14)

Total distributions	(0.42)	(0.14)

Net asset value, end of period	$22.79	$23.33

Total return	(0.56)%[d]	(6.69)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,279	$4,666
Ratio of expenses to average net assets[e]	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.88%	1.72%
Portfolio turnover rate[f]	10%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI China Small Cap Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31,2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$32.15	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.14	0.92	0.80
Net realized and unrealized gain (loss)[c]	11.75	(8.98)	(9.82)

Total from investment operations	11.89	(8.06)	(9.02)

Less distributions from:
Net investment income	(0.45)	(0.83)	(0.64)

Total distributions	(0.45)	(0.83)	(0.64)

Net asset value, end of period	$43.59	$32.15	$41.04

Total return	37.16%[d]	(19.70)%	(17.95)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,876	$14,468	$18,467
Ratio of expenses to average net assets[e]	0.60%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	0.74%	2.60%	1.69%
Portfolio turnover rate[f]	11%	33%	47%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended February 28, 2013 was 11%. See Note 4.

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Germany Small Cap Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$26.69	$25.84

Income from investment operations:
Net investment income[b]	0.01	0.57
Net realized and unrealized gain[c]	6.62	0.79

Total from investment operations	6.63	1.36

Less distributions from:
Net investment income	(0.12)	(0.51)

Total distributions	(0.12)	(0.51)

Net asset value, end of period	$33.20	$26.69

Total return	24.86%[d]	5.34%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,301	$2,669
Ratio of expenses to average net assets[e]	0.59%	0.59%
Ratio of net investment income to average net assets[e]	0.04%	3.54%
Portfolio turnover rate[f]	8%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Hong Kong Small Cap Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$25.84	$24.43

Income from investment operations:
Net investment income[b]	0.25	0.55
Net realized and unrealized gain[c]	5.70	1.20

Total from investment operations	5.95	1.75

Less distributions from:
Net investment income	(3.70)	(0.34)

Total distributions	(3.70)	(0.34)

Net asset value, end of period	$28.09	$25.84

Total return	24.38%[d]	7.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,809	$5,167
Ratio of expenses to average net assets[e]	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.84%	3.25%
Portfolio turnover rate[f]	7%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Singapore Small Cap Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$31.29	$25.44

Income from investment operations:
Net investment income[b]	0.54	1.21
Net realized and unrealized gain[c]	5.04	5.29

Total from investment operations	5.58	6.50

Less distributions from:
Net investment income	(5.63)	(0.65)

Total distributions	(5.63)	(0.65)

Net asset value, end of period	$31.24	$31.29

Total return	18.92%[d]	25.89%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,372	$3,129
Ratio of expenses to average net assets[e]	0.59%	0.59%
Ratio of net investment income to average net assets[e]	3.40%	6.53%
Portfolio turnover rate[f]	9%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI United Kingdom Small Cap Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$27.95	$25.48

Income from investment operations:
Net investment income[b]	0.26	0.43
Net realized and unrealized gain[c]	4.11	2.36

Total from investment operations	4.37	2.79

Less distributions from:
Net investment income	(0.61)	(0.32)

Total distributions	(0.61)	(0.32)

Net asset value, end of period	$31.71	$27.95

Total return	15.71%[d]	11.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,585	$2,795
Ratio of expenses to average net assets[e]	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.70%	2.65%
Portfolio turnover rate[f]	5%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
Australia Small Cap	Non-diversified
Brazil Small Cap	Non-diversified
Canada Small Cap	Non-diversified
China Small Cap	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Germany Small Cap	Non-diversified
Hong Kong Small Cap	Non-diversified
Singapore Small Cap	Non-diversified
United Kingdom Small Cap	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2		Level 3		Total
Australia Small Cap
Assets:
Common Stocks	$1,236,093	$—		$0	[a]	$1,236,093
Investment Companies	18,133	—		—		18,133
Preferred Stocks	5,093	—		0	[a]	5,093
Money Market Funds	28,450	—		—		28,450

	$1,287,769	$—		$0	[a]	$1,287,769

Brazil Small Cap
Assets:
Common Stocks	$53,979,592	$37,121		$—		$54,016,713
Preferred Stocks	8,932,530	—		—		8,932,530
Rights	—	79		—		79
Money Market Funds	29,963	—		—		29,963

	$62,942,085	$37,200		$—		$62,979,285

Canada Small Cap
Assets:
Common Stocks	$2,297,217	$136		$0	[a]	$2,297,353
Money Market Funds	82,497	—		—		82,497

	$2,379,714	$136		$0	[a]	$2,379,850

China Small Cap
Assets:
Common Stocks	$34,545,389	$16,960		$279,097		$34,841,446
Rights	—	0	[a]	—		0	[a]
Money Market Funds	8,432,160	—		—		8,432,160

	$42,977,549	$16,960		$279,097		$43,273,606

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Germany Small Cap
Assets:
Common Stocks	$7,740,815	$—	$—	$7,740,815
Preferred Stocks	551,888	—	—	551,888
Money Market Funds	819,544	—	—	819,544

	$9,112,247	$—	$—	$9,112,247

Hong Kong Small Cap
Assets:
Common Stocks	$2,802,763	$—	$3,778	$2,806,541
Money Market Funds	326,430	—	—	326,430

	$3,129,193	$—	$3,778	$3,132,971

Singapore Small Cap
Assets:
Common Stocks	$9,064,749	$251,440	$—	$9,316,189
Money Market Funds	1,436,314	—	—	1,436,314

	$10,501,063	$251,440	$—	$10,752,503

United Kingdom Small Cap
Assets:
Common Stocks	$1,582,528	$—	$—	$1,582,528
Money Market Funds	2,200	—	—	2,200

	$1,584,728	$—	$—	$1,584,728

[a]	Rounds to less than $1.

The iShares MSCI Singapore Small Cap Index Fund had transfers from Level 1 to Level 2 during the period ended February 28, 2013 in the amount of $251,440, resulting from a temporary suspension of trading due to a pending corporate action.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table includes a rollforward for the period ended February 28, 2013 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares MSCI China Small Cap Index Fund	Common Stocks
Balance at beginning of period	$183,765
Realized gain (loss) and change in unrealized appreciation/depreciation	(106,552)
Purchases	77,868
Sales	(14,130)
Transfers ina	138,146 [b]
Transfers out	—

Balance at end of period	$279,097

Net change in unrealized appreciation/ depreciation on investments still held at end of period	$(104,193)

[a]	Represents the value as of the beginning of the reporting period.
[b]	Transfers in to Level 3 are due to the suspension of trading of equity securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Brazil Small Cap and iShares MSCI China Small Cap Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
Australia Small Cap	0.59%
Canada Small Cap	0.59
Germany Small Cap	0.59
Hong Kong Small Cap	0.59
Singapore Small Cap	0.59
United Kingdom Small Cap	0.59

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia Small Cap	$414
Canada Small Cap	1,592
China Small Cap	35,880
Germany Small Cap	2,557
Hong Kong Small Cap	1,188
Singapore Small Cap	3,431
United Kingdom Small Cap	142

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia Small Cap	$121,315	$151,054
Brazil Small Cap	14,691,183	9,379,597
Canada Small Cap	369,370	400,124
China Small Cap	3,885,895	2,394,285
Germany Small Cap	567,789	581,770
Hong Kong Small Cap	138,312	304,554
Singapore Small Cap	458,250	956,239
United Kingdom Small Cap	117,092	154,035

In-kind transactions (see Note 4) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Canada Small Cap	$—	$2,337,546
China Small Cap	13,199,002	—
Germany Small Cap	5,887,365	1,550,910
Hong Kong Small Cap	1,398,413	3,857,215
Singapore Small Cap	6,054,919	—
United Kingdom Small Cap	—	1,580,435

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2012, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring
Australia Small Cap	$45,129
Brazil Small Cap	1,656,573
Canada Small Cap	37,583
China Small Cap	529,011
Germany Small Cap	24,797
Hong Kong Small Cap	55,160
Singapore Small Cap	34,243
United Kingdom Small Cap	10,985

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia Small Cap	$1,251,988	$224,458	$(188,677)	$35,781
Brazil Small Cap	59,504,627	10,565,498	(7,090,840)	3,474,658
Canada Small Cap	2,647,113	224,500	(491,763)	(267,263)
China Small Cap	44,303,039	3,960,119	(4,989,552)	(1,029,433)
Germany Small Cap	8,031,852	1,148,917	(68,522)	1,080,395
Hong Kong Small Cap	2,952,083	349,303	(168,415)	180,888
Singapore Small Cap	10,104,046	1,010,250	(361,793)	648,457
United Kingdom Small Cap	1,282,976	366,655	(64,903)	301,752

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Australia Small Cap	$0.89661	$—	$0.27013	$1.16674	77%	—%	23%	100%
Brazil Small Cap	0.16837	—	0.15907	0.32744	51	—	49	100
Canada Small Cap	0.30939	—	0.11236	0.42175	73	—	27	100
China Small Cap	0.39540	—	0.05218	0.44758	88	—	12	100
Germany Small Cap	0.07041	—	0.04511	0.11552	61	—	39	100
Hong Kong Small Cap	3.48405	—	0.21657	3.70062	94	—	6	100
Singapore Small Cap	4.22428	—	1.40676	5.63104	75	—	25	100
United Kingdom Small Cap	0.55927	—	0.04767	0.60694	92	—	8	100

2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS	75

Notes:

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS	77

Notes:

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-88-0213

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI India Index Fund | INDA | BATS
➢	iShares MSCI India Small Cap Index Fund | SMIN | BATS

Fund Performance Overview

iSHARES® MSCI INDIA INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.04)%	(3.42)%	(3.33)%	(1.42)%	(1.71)%	(0.70)%	(1.53)%	(1.83)%	(0.75)%

Total returns for the period since inception are calculated from the inception date of the Fund (2/2/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/3/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI India Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI India Index (the “Index”). The Index is designed to measure the performance of equity securities of companies whose market capitalization, as calculated by the Index provider, represents the top 85% of companies in the Indian securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 11.69%, net of fees, while the total return for the Index was 12.09%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	30.17%
Technology	17.56
Consumer Non-Cyclical	16.07
Energy	12.15
Consumer Cyclical	6.01
Industrial	5.48
Basic Materials	5.11
Utilities	4.25
Communications	2.89
Diversified	0.24
Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Infosys Ltd.	9.17%
Housing Development Finance Corp. Ltd.	8.10
Reliance Industries Ltd.	7.72
HDFC Bank Ltd.	7.03
Tata Consultancy Services Ltd.	5.22
ITC Ltd.	4.75
ICICI Bank Ltd.	3.25
Axis Bank Ltd.	2.86
Hindustan Unilever Ltd.	2.80
Larsen & Toubro Ltd.	2.09

TOTAL	52.99%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.19)%	(13.94)%	(13.02)%	(9.67)%	(10.17)%	(9.02)%	(10.19)%	(10.72)%	(9.54)%

Total returns for the period since inception are calculated from the inception date of the Fund (2/8/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI India Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI India Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of companies in the Indian securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 6.38%, net of fees, while the total return for the Index was 7.50%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	28.86%
Consumer Non-Cyclical	19.38
Consumer Cyclical	16.39
Industrial	16.25
Basic Materials	6.91
Utilities	5.09
Technology	4.37
Energy	1.14
Communications	0.83
Diversified	0.69
Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Federal Bank Ltd.	3.86%
Apollo Hospitals Enterprise Ltd.	3.74
Mahindra & Mahindra Financial Services Ltd.	3.01
Indiabulls Financial Services Ltd.	2.64
Tata Global Beverages Ltd.	2.31
MAX India Ltd.	2.22
Emami Ltd.	1.95
Strides Arcolab Ltd.	1.77
Havells India Ltd.	1.73
Bajaj Finance Ltd.	1.71

TOTAL	24.94%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
India
Actual	$1,000.00	$1,116.90	0.66%	$3.46
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.66	3.31
India Small Cap
Actual	1,000.00	1,063.80	0.74	3.79
Hypothetical (5% return before expenses)	1,000.00	1,021.10	0.74	3.71

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

AGRICULTURE — 4.75%
ITC Ltd.	834,233	$4,520,391

		4,520,391
AUTO MANUFACTURERS — 3.56%
Mahindra & Mahindra Ltd.	116,147	1,865,226
Tata Motors Ltd.	288,097	1,522,697

		3,387,923
BANKS — 17.54%
Axis Bank Ltd.	110,048	2,718,886
Bank of Baroda	31,179	398,671
Bank of India	43,643	255,096
Canara Bank Ltd.	33,706	257,480
HDFC Bank Ltd.	581,856	6,688,055
ICICI Bank Ltd.	161,652	3,091,310
Kotak Mahindra Bank Ltd.	109,972	1,333,288
State Bank of India	50,787	1,942,518

		16,685,304
BEVERAGES — 1.46%
United Breweries Ltd.	25,004	282,004
United Spirits Ltd.	32,813	1,109,810

		1,391,814
BUILDING MATERIALS — 1.78%
ACC Ltd.	17,210	402,547
Ambuja Cements Ltd.	233,966	823,751
Ultratech Cement Ltd.	13,547	465,150

		1,691,448
CHEMICALS — 0.90%
Asian Paints Ltd.	10,944	859,387

		859,387
COAL — 1.15%
Coal India Ltd.	192,014	1,093,391

		1,093,391
COMMERCIAL SERVICES — 0.40%
Adani Ports and Special Economic Zone Ltd.	150,955	384,706

		384,706
COMPUTERS — 15.89%
Infosys Ltd.	163,286	8,724,794
Tata Consultancy Services Ltd.	178,049	4,964,623

Security	Shares	Value

Wipro Ltd.	187,036	$1,431,519

		15,120,936
COSMETICS & PERSONAL CARE — 0.39%
Dabur India Ltd.	158,460	368,153

		368,153
DISTRIBUTION & WHOLESALE — 0.35%
Adani Enterprises Ltd.	83,619	331,448

		331,448
DIVERSIFIED FINANCIAL SERVICES — 11.29%
Housing Development Finance Corp. Ltd.	553,603	7,709,536
Infrastructure Development Finance Co. Ltd.	402,553	1,104,699
LIC Housing Finance Ltd.	113,183	483,480
Power Finance Corp. Ltd.	99,465	368,298
Rural Electrification Corp. Ltd.	112,499	471,873
Shriram Transport Finance Co. Ltd.	47,158	602,986

		10,740,872
ELECTRIC — 3.32%
NTPC Ltd.	404,871	1,122,967
Power Grid Corp. of India Ltd.	422,275	809,545
Reliance Infrastructure Ltd.	39,672	305,534
Reliance Power Ltd.[a]	212,420	280,728
Tata Power Co. Ltd.	369,797	641,647

		3,160,421
ELECTRICAL COMPONENTS & EQUIPMENT — 1.12%
Bharat Heavy Electricals Ltd.	223,231	825,345
Siemens Ltd.	26,353	244,276

		1,069,621
ENGINEERING & CONSTRUCTION — 2.58%
Jaiprakash Associates Ltd.	363,736	464,991
Larsen & Toubro Ltd.	79,173	1,990,494

		2,455,485
GAS — 0.93%
GAIL (India) Ltd.	144,628	884,037

		884,037
HOLDING COMPANIES — DIVERSIFIED — 0.24%
Aditya Birla Nuvo Ltd.	12,521	231,168

		231,168
HOUSEHOLD PRODUCTS & WARES — 3.43%
Godrej Consumer Products Ltd.	45,182	602,053

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA INDEX FUND

February 28, 2013

Security	Shares	Value

Hindustan Unilever Ltd.	327,465	$2,666,729

		3,268,782
INSURANCE — 0.26%
Reliance Capital Ltd.	37,411	248,031

		248,031
IRON & STEEL — 2.14%
Jindal Steel & Power Ltd.	142,120	911,418
JSW Steel Ltd.	29,678	403,262
Tata Steel Ltd.	114,418	718,201

		2,032,881
LEISURE TIME — 1.70%
Bajaj Auto Ltd.	31,711	1,150,001
Hero Motocorp Ltd.	15,181	465,280

		1,615,281
MEDIA — 0.74%
Zee Entertainment Enterprises Ltd.	175,446	703,010

		703,010
MINING — 2.07%
Hindalco Industries Ltd.	393,756	715,789
Sesa Goa Ltd.	132,164	376,171
Sterlite Industries (India) Ltd.	510,872	882,206

		1,974,166
OIL & GAS — 11.00%
Bharat Petroleum Corp. Ltd.	65,132	445,287
Cairn India Ltd.	181,336	993,090
Oil & Natural Gas Corp. Ltd.	292,581	1,685,682
Reliance Industries Ltd.	490,675	7,340,058

		10,464,117
PHARMACEUTICALS — 5.62%
Cipla Ltd.	131,214	867,886
Divi’s Laboratories Ltd.	15,238	282,885
Dr. Reddy’s Laboratories Ltd.	38,703	1,248,804
Lupin Ltd.	56,050	602,637
Piramal Enterprises Ltd.	26,391	278,172
Ranbaxy Laboratories Ltd.[a]	47,747	331,960
Sun Pharmaceuticals Industries Ltd.	118,047	1,740,491

		5,352,835
REAL ESTATE — 1.09%
DLF Ltd.	154,527	787,760
Unitech Ltd.[a]	497,781	248,867

		1,036,627

Security	Shares	Value

RETAIL — 0.41%
Titan Industries Ltd.	80,807	$387,511

		387,511
SOFTWARE — 1.67%
HCL Technologies Ltd.	79,078	1,051,466
Satyam Computer Services Ltd.[a]	246,316	535,145

		1,586,611
TELECOMMUNICATIONS — 2.15%
Bharti Airtel Ltd.	215,365	1,278,216
Idea Cellular Ltd.[a]	251,617	543,887
Reliance Communications Ltd.	195,814	219,731

		2,041,834

TOTAL COMMON STOCKS
(Cost: $97,666,342)		95,088,191

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $97,666,342)		95,088,191
Other Assets, Less Liabilities — 0.07%		62,411

NET ASSETS — 100.00%		$95,150,602

[a]	Non-income earning security.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.91%

AIRLINES — 0.41%
Jet Airways India Ltd.[a]	1,134	$11,237
SpiceJet Ltd.[a]	10,553	6,876

		18,113
APPAREL — 1.86%
Arvind Ltd.	20,663	28,295
Bata India Ltd.	3,000	41,221
Page Industries Ltd.	203	12,228
Tuni Textile Mills Ltd.[a]	2,420	1,241

		82,985

AUTO MANUFACTURERS — 2.09%
Ashok Leyland Ltd.	168,332	68,843
Eicher Motors Ltd.	481	24,495

		93,338

AUTO PARTS & EQUIPMENT — 1.61%
Amtek India Ltd.	6,154	10,604
MRF Ltd.	292	61,335

		71,939

BANKS — 11.45%
Andhra Bank	30,842	51,588
Federal Bank Ltd.	19,003	172,286
Indian Overseas Bank	31,994	40,900
Jammu & Kashmir Bank Ltd.	2,852	66,172
Karnataka Bank Ltd.	19,117	49,159
Karur Vysya Bank Ltd.	6,485	55,743
Syndicate Bank	4,828	10,365
UCO Bank	32,779	34,433
Vijaya Bank	32,917	29,949

		510,595

BEVERAGES — 3.89%
McLeod Russel India Ltd.	9,886	64,753
Radico Khaitan Ltd.	2,220	5,558
Tata Global Beverages Ltd.	44,850	103,211

		173,522

BIOTECHNOLOGY — 1.35%
Advanta India Ltd.[a]	337	6,516
Biocon Ltd.	10,650	53,509

		60,025

Security	Shares	Value

BUILDING MATERIALS — 2.47%
Century Textiles & Industries Ltd.	7,618	$45,438
India Cements Ltd.	32,524	50,664
Madras Cements Ltd.	3,098	13,843

		109,945

CHEMICALS — 5.11%
Bayer CropScience Ltd.	527	10,651
Berger Paints India Ltd.	6,084	21,225
Chambal Fertilizers & Chemicals Ltd.	21,586	22,080
EID Parry India Ltd.	3,153	8,368
Godrej Industries Ltd.	11,491	57,154
Gujarat Fluorochemicals Ltd.	4,372	22,521
Gujarat State Fertilisers & Chemicals Ltd.	30,090	32,742
Rallis India Ltd.	2,152	4,478
United Phosphorus Ltd.	22,907	48,757

		227,976

COMMERCIAL SERVICES — 0.28%
Gujarat Pipavav Port Ltd.[a]	14,670	12,660

		12,660

COMPUTERS — 2.27%
CMC Ltd.	334	8,277
HCL Infosystems Ltd.	6,415	3,655
MindTree Ltd.	1,239	19,590
NIIT Technologies Ltd.	1,954	9,487
Redington India Ltd.	38,489	60,134

		101,143

DIVERSIFIED FINANCIAL SERVICES — 12.37%
Bajaj Finance Ltd.	3,231	76,097
Blue Circle Services Ltd.	3,971	1,212
Dewan Housing Finance Corp. Ltd.	5,204	16,003
Edelweiss Financial Services Ltd.	8,075	4,653
Financial Technologies (India) Ltd.	3,447	53,471
Gruh Finance Ltd.	1,411	5,542
IFCI Ltd.	87,870	47,000
India Infoline Ltd.	14,719	17,775
Indiabulls Financial Services Ltd.	25,444	117,714
Mahindra & Mahindra Financial Services Ltd.	39,160	134,312
Manappuram Finance Ltd.	64,040	40,845
Multi Commodity Exchange of India Ltd.	686	14,487

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

SREI Infrastructure Finance Ltd.	17,723	$10,831
Sundaram Finance Ltd.	1,328	11,767

		551,709

ELECTRIC — 3.38%
CESC Ltd.	12,036	61,911
GVK Power & Infrastructure Ltd.[a]	138,247	27,190
Indiabulls Infrastructure and Power Ltd.[a]	48,279	4,481
Lanco Infratech Ltd.[a]	70,989	13,766
PTC India Ltd.	36,235	43,558

		150,906

ELECTRICAL COMPONENTS & EQUIPMENT — 2.77%
Amara Raja Batteries Ltd.	2,597	12,996
Bajaj Electricals Ltd.	1,370	4,545
Havells India Ltd.	6,557	76,881
Schneider Electric Infrastructure Ltd. New	3,140	4,562
Suzlon Energy Ltd.[a]	83,561	24,575

		123,559

ENGINEERING & CONSTRUCTION — 3.14%
GMR Infrastructure Ltd.[a]	108,882	35,323
Hindustan Construction Co. Ltd.[a]	32,525	9,177
IVRCL Ltd. Class La	37,419	17,607
NCC Ltd.	18,389	12,709
Punj Lloyd Ltd.	34,933	26,069
Voltas Ltd.	26,779	38,910

		139,795

FOOD — 2.46%
Balrampur Chini Mills Ltd.[a]	9,630	8,417
Britannia Industries Ltd.	3,168	28,038
REI Agro Ltd.	106,310	17,684
Ruchi Soya Industries Ltd.	26,870	30,152
Shree Renuka Sugars Ltd.[a]	58,518	25,545

		109,836

GAS — 1.71%
Gujarat Gas Co. Ltd.	7,629	38,885
Indraprastha Gas Ltd.	7,958	37,387

		76,272

HEALTH CARE — SERVICES — 3.86%
Apollo Hospitals Enterprise Ltd.	10,988	167,006
Fortis Healthcare Ltd.[a]	2,931	5,229

		172,235

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 0.69%
Sintex Industries Ltd.	30,646	$30,700

		30,700

HOME BUILDERS — 1.57%
Sobha Developers Ltd.	9,785	70,125

		70,125

HOME FURNISHINGS — 0.47%
TTK Prestige Ltd.	254	15,434
Whirlpool of India Ltd.[a]	1,326	5,322

		20,756

HOUSEHOLD PRODUCTS & WARES — 0.14%
Jyothy Laboratories Ltd.	2,070	6,004

		6,004

INSURANCE — 2.22%
MAX India Ltd.	22,157	98,883

		98,883

IRON & STEEL — 0.61%
MOIL Ltd.	1,153	5,149
Orissa Minerals Development Co. Ltd. New	371	22,222

		27,371

LEISURE TIME — 1.18%
Cox & Kings Ltd.	12,471	29,432
TVS Motor Co. Ltd.	33,002	23,324

		52,756

LODGING — 1.57%
EIH Ltd.	5,123	6,003
Indian Hotels Co. Ltd.	64,420	63,940

		69,943

MACHINERY — 1.56%
Thermax Ltd.	6,510	69,468

		69,468

MANUFACTURING — 1.01%
Jain Irrigation Systems Ltd.	26,258	28,910
Supreme Industries Ltd.	987	5,745
VIP Industries Ltd.	8,582	10,498

		45,153

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

MEDIA — 0.83%
DEN Networks Ltd.[a]	1,593	$5,411
Hathway Cable & Datacom Ltd.[a]	1,400	6,225
Jagran Prakashan Ltd.	3,472	6,184
TV18 Broadcast Ltd.[a]	42,313	19,132

		36,952

METAL FABRICATE & HARDWARE — 3.22%
Bharat Forge Ltd.	16,204	63,723
Jindal Saw Ltd.	22,086	36,232
Maharashtra Seamless Ltd.	1,000	3,923
Tube Investments of India Ltd.	6,139	17,507
Welspun Corp. Ltd.	20,534	22,023

		143,408

MINING — 1.18%
Gujarat Mineral Development Corp. Ltd.	15,531	52,812

		52,812

OIL & GAS — 0.31%
Aban Offshore Ltd.	2,707	13,979

		13,979

PHARMACEUTICALS — 7.40%
Aurobindo Pharma Ltd.	20,001	59,152
Emami Ltd.	7,984	87,156
Ipca Laboratories Ltd.	6,995	63,778
Novartis India Ltd.	452	5,024
Strides Arcolab Ltd.	4,676	78,836
Sun Pharma Advanced Research Co. Ltd.[a]	4,654	9,175
Torrent Pharmaceuticals Ltd.	1,208	14,913
Unichem Laboratories Ltd.	3,821	11,855

		329,889

PIPELINES — 0.83%
Gujarat State Petronet Ltd.	30,995	36,917

		36,917

REAL ESTATE — 2.82%
Anant Raj Industries Ltd.	6,626	7,581
Housing Development & Infrastructure Ltd.[a]	35,560	39,446
Indiabulls Real Estate Ltd.[a]	45,492	49,627
Prestige Estates Projects Ltd.	7,307	23,067
Sunteck Realty Ltd.	721	6,226

		125,947

Security	Shares	Value

RETAIL — 4.30%
Gitanjali Gems Ltd.	5,713	$61,094
Jubilant Foodworks Ltd.[a]	3,715	71,480
Rajesh Exports Ltd.	14,963	34,764
Shoppers Stop Ltd.	2,161	16,550
Trent Ltd.	379	7,740

		191,628

SHIPBUILDING — 0.86%
Pipavav Defence & Offshore Engineering Co. Ltd.[a]	28,332	38,510

		38,510

SOFTWARE — 2.10%
Core Education & Technologies Ltd.	9,060	9,184
Hexaware Technologies Ltd.	31,021	49,235
Indian Infotech & Software Ltd.[a]	16,336	6,591
KPIT Cummins Infosystems Ltd.	7,121	14,123
Polaris Financial Technology Ltd.	3,219	7,050
Rolta India Ltd.	6,257	7,533

		93,716

TEXTILES — 1.33%
Bombay Dyeing & Manufacturing Co. Ltd. New	15,815	26,613
Raymond Ltd.	5,737	32,811

		59,424

TRANSPORTATION — 1.23%
Gateway Distriparks Ltd.	1,883	4,665
Great Eastern Shipping Co. Ltd. (The)	11,547	50,344

		55,009

TOTAL COMMON STOCKS
(Cost: $4,945,073)		4,455,903

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $4,945,073)		4,455,903
Other Assets, Less Liabilities — 0.09%		3,824

NET ASSETS — 100.00%		$4,459,727

[a]	Non-income earning security.

See notes to consolidated financial statements.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2013

	iShares MSCI India Index Fund	iShares MSCI India Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$97,666,342	$4,945,073

Total cost of investments	$97,666,342	$4,945,073

Investments in securities, at fair value (Note 1):
Unaffiliated	$95,088,191	$4,455,903

Total fair value of investments	95,088,191	4,455,903
Foreign currencies, at value[a]	—	1,004
Cash	73,708	7,019
Receivables:
Investment securities sold	531,918	38,971
Dividends and interest	32,595	43

Total Assets	95,726,412	4,502,940

LIABILITIES
Payables:
Investment securities purchased	526,412	40,432
Investment advisory fees (Note 2)	49,398	2,781

Total Liabilities	575,810	43,213

NET ASSETS	$95,150,602	$4,459,727

Net assets consist of:
Paid-in capital	$98,757,924	$5,020,499
Undistributed (distributions in excess of) net investment income	5,354	(2,626)
Accumulated net realized loss	(1,033,996)	(68,952)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(2,578,680)	(489,194)

NET ASSETS	$95,150,602	$4,459,727

Shares outstanding[b]	3,800,000	200,000

Net asset value per share	$25.04	$22.30

[a]	Cost of foreign currencies: $ — and $1,004, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	13

Consolidated Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2013

	iShares MSCI India Index Fund	iShares MSCI India Small Cap Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$158,223	$25,202
Interest — affiliated (Note 2)	13	4

Total investment income	158,236	25,206

EXPENSES
Investment advisory fees (Note 2)	148,895	18,201
Mauritius income taxes (Note 1)	2,585	—

Total expenses	151,480	18,201

Net investment income	6,756	7,005

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(806,517)	(27,858)
Foreign currency transactions	(52,938)	(432)

Net realized loss	(859,455)	(28,290)

Net change in unrealized appreciation/depreciation on:
Investments	(195,089)	297,933
Translation of assets and liabilities in foreign currencies	(376)	38

Net change in unrealized appreciation/depreciation	(195,465)	297,971

Net realized and unrealized gain (loss)	(1,054,920)	269,681

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,048,164)	$276,686

See notes to consolidated financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI India Index Fund		iShares MSCI India Small Cap Index Fund
	Six months ended February 28, 2013 (Unaudited)	Period from February 2, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Period from February 8, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,756	$148,352	$7,005	$41,858
Net realized loss	(859,455)	(218,948)	(28,290)	(36,810)
Net change in unrealized appreciation/depreciation	(195,465)	(2,383,215)	297,971	(787,165)

Net increase (decrease) in net assets resulting from operations	(1,048,164)	(2,453,811)	276,686	(782,117)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,158)	(66,189)	(55,195)	(146)

Total distributions to shareholders	(39,158)	(66,189)	(55,195)	(146)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	83,258,615	20,469,384	—	5,020,499
Cost of shares redeemed	(4,970,075)	—	—	—

Net increase in net assets from capital share transactions	78,288,540	20,469,384	—	5,020,499

INCREASE IN NET ASSETS	77,201,218	17,949,384	221,491	4,238,236

NET ASSETS
Beginning of period	17,949,384	—	4,238,236	—

End of period	$95,150,602	$17,949,384	$4,459,727	$4,238,236

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,354	$37,756	$(2,626)	$45,564

SHARES ISSUED AND REDEEMED
Shares sold	3,200,000	800,000	—	200,000
Shares redeemed	(200,000)	—	—	—

Net increase in shares outstanding	3,000,000	800,000	—	200,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	15

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI India Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Feb. 2, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$22.44	$25.55

Income from investment operations:
Net investment income[b]	0.00 [c]	0.21
Net realized and unrealized gain (loss)[d]	2.62	(3.24)

Total from investment operations	2.62	(3.03)

Less distributions from:
Net investment income	(0.02)	(0.08)

Total distributions	(0.02)	(0.08)

Net asset value, end of period	$25.04	$22.44

Total return	11.69%[e]	(11.84)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$95,151	$17,949
Ratio of expenses to average net assets[f]	0.66%	0.67%
Ratio of net investment income to average net assets[f]	0.03%	1.61%
Portfolio turnover rate[g]	14%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the periods ended February 28, 2013 and August 31, 2012 were 4% and 4%, respectively. See Note 4.

See notes to consolidated financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI India Small Cap Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$21.19	$25.10

Income from investment operations:
Net investment income[b]	0.04	0.21
Net realized and unrealized gain (loss)[c]	1.35	(4.12)

Total from investment operations	1.39	(3.91)

Less distributions from:
Net investment income	(0.28)	(0.00)[d]

Total distributions	(0.28)	(0.00)[d]

Net asset value, end of period	$22.30	$21.19

Total return	6.38%[e]	(15.57)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,460	$4,238
Ratio of expenses to average net assets[f]	0.74%	0.74%
Ratio of net investment income to average net assets[f]	0.28%	1.62%
Portfolio turnover rate[g]	10%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the periods ended February 28, 2013 and August 31, 2012 were 10% and 6%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	17

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
India	Non-diversified
India Small Cap	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of February 28, 2013, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, each Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

by the Funds and are disclosed in the consolidated statements of operations. Further, each Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to its Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiaries’ ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Funds may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Funds, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
India	0.65%
India Small Cap	0.74

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	Purchases	Sales
India	$85,079,260	$6,902,261
India Small Cap	472,108	513,250

There were no in-kind transactions for the six months ended February 28, 2013.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2012, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares MSCI Index Fund	Non- Expiring
India	$161,582
India Small Cap	40,662

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
India	$97,679,301	$3,172,571	$(5,763,681)	$(2,591,110)
India Small Cap	4,950,570	398,765	(893,432)	(494,667)

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ consolidated financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes:

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

Notes:

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-89-0213

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	April 26, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	April 26, 2013